As filed with the Securities and Exchange Commission on March 23, 2009
1933 Act File No.
1940 Act File No. 811-09141

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549
FORM N-2

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933 ☒

PRE-EFFECTIVE AMENDMENT NO. ☐
POST-EFFECTIVE AMENDMENT NO. 1 ☒
and/or
REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940 ☒
AMENDMENT NO. 4 ☒
(Check appropriate box or boxes)

EATON VANCE MUNICIPAL INCOME TRUST
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code: (617) 482-8260

FREDERICK S. MARIUS
The Eaton Vance Building, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
As soon as practicable after the effective date of this Registration Statement

     If any of the securities being registered on this Form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. ☒

It is proposed that this filing will become effective (check appropriate box):

☒ when declared effective pursuant to Section 8(c)

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

		Proposed	Proposed
		Maximum	Maximum	Amount of
Title of Securities	Amount Being	Offering	Aggregate	Registration
Being Registered	Registered	Price per Unit	Offering Price(1)	Fee

Common Shares of Beneficial Interest	110,865	$9.02	$1,000,002	$55.80

(1)	Estimated solely for the purpose of calculating the registration fee in accordance with Rule 457(c) under the Secu- rities Act of 1933 based on the average of the high and low sales prices of the common shares of beneficial interest on March 18, 2009 as reported on the New York Stock Exchange.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933 or until the registration statement shall become effective on such dates as the commission, acting pursuant to said Section 8(a), may determine.

EATON VANCE MUNICIPAL INCOME TRUST (the “Registrant”)

CONTENTS OF REGISTRATION STATEMENT ON FORM N-2

This Registration Statement contains the following papers and documents:

Cover Sheet

Contents of Registration Statement

Part A – Prospectus of Eaton Vance Municipal Income Trust

Part B – Statement of Additional Information of Eaton Vance Municipal Income Trust

Part C – Other Information

Signature Page

Exhibits

The information in this Prospectus is not complete and may be changed. These securities may not be sold until the registration statement filed with the Securities and Exchange Commission is effective. This Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any jurisdiction where the offer or sale is not permitted.

PRELIMINARY PROSPECTUS	SUBJECT TO COMPLETION March [ ], 2009
[EATON VANCE LOGO]	Shares
Eaton Vance Municipal Income Trust
Common Shares

Investment Objectives and Policies. Eaton Vance Municipal Income Trust (the “Trust”) is a diversified, closed-end management investment company. The Trust's investment objective is to provide current income exempt from regular federal income tax. The Trust pursues its objective by investing primarily in investment grade municipal securities. The Trust may also invest a portion of its assets in higher risk, higher yielding municipal securities of lesser quality. The Trust's net asset value and distribution rate will vary, and may be affected by several factors, including changes in interest rates and the credit quality of municipal issuers. Fluctuations in net asset value may be magnified as a result of the Trust's use of leverage, which may be a speculative investment technique. An investment in the Trust may not be appropriate for all investors, particularly those subject to the federal alternative minimum tax. Closed-end fund shares often trade at a discount to their net asset value. There is no assurance that the Trust will achieve its investment objective.

Investment Adviser. The Trust’s investment adviser is Eaton Vance Management (“Eaton Vance” or the “Adviser”). As of January 31, 2009, Eaton Vance and its affiliates managed approximately $121.9 billion of assets.

The Offering. This prospectus applies to [ ] shares of beneficial interest (the "Common Shares") of the Trust which may be issued and sold from time to time by the Trust (the "Offering") through Eaton Vance Distributors (“EVD”), as distributor and principal underwriter, through broker-dealers who have entered into selected dealer agreements with EVD. See "Plan of Distribution." The Common Shares will be sold at market prices, which shall be determined with reference to trades on the New York Stock Exchange (“NYSE”), subject to a minimum price to be established each day by the Trust. The minimum price on any day will not be less than the current net asset value ("NAV") per Common Share plus the per share amount of the sales commission to be paid to EVD. The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate of up to 4.00% of the gross sales price per share of Common Shares sold. EVD will compensate broker-dealers participating in the offering at a fixed rate of up to 3.20% of the gross sales price per share of Common Shares sold by that broker-dealer. EVD may from time to time change the dealer re-allowance. In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share. As of February 27, 2009, the last reported sales price of a Common Share of the Trust on the NYSE was $9.75.

Portfolio Contents. Under normal market conditions, the Trust will invest at least 80% of its total assets in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax ("municipal obligations").

(continued on inside cover page)

The shares of closed-end investment companies often trade at a discount from their net asset value.

Before buying any common shares you should read the discussion of the material risks of investing in the Trust in “Investment objectives, policies and risks” beginning on page [ ] of this prospectus. Certain of the risks are summarized in “Prospectus summary—Special Risk Considerations” beginning on page [ ] of this prospectus.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

(continued from previous page)

At least 65% of the Trust's total assets normally will be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA ("Fitch")), or, if unrated, determined by Eaton Vance to be of at least investment grade quality. From time to time, the Trust may hold a significant number of municipal obligations not rated by a nationally recognized statistical rating organization ("Rating Agency"). When the Trust invests in unrated municipal obligations it may be more dependent on Eaton Vance's research capabilities than when it invests in rated municipal obligations.

The Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade (but no more than 30% of total assets may be rated lower than B by all Rating Agencies rating the obligation) and unrated municipal obligations considered to be of comparable quality by Eaton Vance. Investment in municipal obligations of below investment grade quality involves special risks as compared with investment in higher grade municipal obligations. These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading. Securities rated below investment grade are commonly known as "junk bonds." Such securities are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and repay principal owed.

The Trust may invest to a significant extent in residual interest bonds, also known as inverse floating rate securities or inverse floaters. Compared to fixed rate municipal bonds, the value of residual interest bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on such bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when residual interest bonds are held by the Trust, an increase in short- or long-term market interest rates will adversely affect the income received from such bonds or the net asset value of Shares. The Trust is not limited with respect to its investment in residual interest bonds. To the extent the Trust has preferred shares outstanding, an increase in short-term rates would also result in an increased cost of leverage, which would adversely affect the Trust income available for distribution. Also, the Trust may enter into shortfall and forbearance agreements with respect to such bonds, as further explained below.

The Trust may purchase and sell various kinds of financial futures contracts and related options, including futures contracts and related options based on various debt securities and securities indices, to seek to hedge against changes in interest rates, as a substitute for the purchase of securities or for other risk management purposes.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the federal alternative minimum tax (the "AMT") for individual investors. Distributions to corporate investors of certain interest income may also be indirectly subject to the AMT. The Trust may not be suitable for investors subject to the AMT.

Investment Rationale. Eaton Vance seeks to find municipal obligations exhibiting relative value as compared to other opportunities in the municipal marketplace. Eaton Vance’s team of research analysts, traders and portfolio managers are devoted exclusively to analyzing municipal securities. The team’s goal is to find municipal bonds that are attractively priced in relation to other available opportunities due to differing dynamics in individual sectors of the municipal bond market, municipal bond supply, and the structure of individual bonds, especially in regard to maturities, coupons, and call dates. Eaton Vance views research capability as being key to identifying trends that impact the yield-spread relationship among bonds.

Exchange listing. As of December 31, 2008, the Trust had 17,310,465 Common Shares outstanding, which are traded on the NYSE under the symbol “EVN.” As of February 27, 2009, the last reported sales price of a Common Share of the Trust on the NYSE was $9.75. Any new Common Shares offered and sold pursuant to this Registration Statement will also be listed on the NYSE and trade under this symbol.

On December 31, 2008, the Trust had outstanding 2,000 Series A and 2,000 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus the amount of any accumulated but unpaid dividends. As of December 31, 2008, the Trust had no outstanding borrowings. The Adviser anticipates that the use of leverage will result in higher income to Common Shareholders over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful. The fee paid to Eaton Vance will be calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of preferred shares and/or borrowings and leverage created by residual interest bonds, so the fees will be higher when leverage is utilized. In this regard, holders of debt or preferred securities do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee. See “Investment objectives, policies and risks—Use of Leverage and Related Risks” at page [ ] and “Description of capital structure” at page [ ].]

This Prospectus sets forth concisely information you should know before investing in the Trust. Please read and retain this Prospectus for future reference. A Statement of Additional Information dated March __, 2009 has been filed with the Securities and Exchange

Commission (the “SEC”) and can be obtained without charge by calling 1-800-225-6265 or by writing to the Trust. A table of contents to the Statement of Additional Information is located at page [ ] of this Prospectus. This Prospectus incorporates by reference the entire Statement of Additional Information. The Statement of Additional Information is available along with other Trust-related materials: at the SEC’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the reference room); the EDGAR database on the SEC’s internet site (http://www.sec.gov); upon payment of copying fees by writing to the SEC’s public reference section, Washington, DC 20549-0102; or by electronic mail at publicinfo@sec.gov. The Trust’s address is Two International Place, Boston, Massachusetts 02110 and its telephone number is 1-800-225-6265.

The Trust’s Common Shares do not represent a deposit or obligation of, and are not guaranteed or endorsed by, any bank or other insured depository institution, and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency.

You should rely only on the information contained or incorporated by reference in this Prospectus. The Trust has not authorized anyone to provide you with different information. If anyone provides you with different or inconsistent information, you should not rely on it. The Trust is not making an offer of these securities in any state where the offer is not permitted. The Trust will notify shareholders promptly of any material change to the Prospectus during the period the Trust is required to deliver the Prospectus. The Trust’s business, financial condition and results of operations may have changed since the date of this prospectus.

TABLE OF CONTENTS

Prospectus summary
Summary of Trust expenses
Financial highlights and investment performance
The Trust
Use of proceeds
Investment objectives, policies and risks
Management of the Trust
Distributions
Federal income tax matters
Dividend reinvestment plan
Description of capital structure
Underwriting
Custodian and transfer agent
Legal opinions
Reports to stockholders
Independent registered public accounting firm
Additional information
Table of contents for the Statement of Additional Information
The Trust’s privacy policy

Prospectus summary

This is only a summary. You should review the more detailed information contained in this Prospectus and in the Statement of Additional Information.

THE FUND

Eaton Vance Municipal Income Trust (the “Trust”) is a diversified, closed-end management investment company. The Trust's investment objective is to provide current income exempt from regular federal income tax. The Trust pursues its objective by investing primarily in investment grade municipal securities. The Trust may also invest a portion of its assets in higher risk, higher yielding municipal securities of lesser quality.

THE OFFERING

This prospectus applies to [ ] shares of beneficial interest (the "Common Shares") of the Trust which may be issued and sold from time to time by the Trust (the "Offering") through Eaton Vance Distributors, Inc. (“EVD”), as distributor and principal underwriter, through broker-dealers who have entered into selected dealer agreements with EVD. See "Plan of Distribution." The Common Shares will be sold at market prices, which shall be determined with reference to trades on the New York Stock Exchange (“NYSE”), subject to a minimum price to be established each day by the Trust. The minimum price on any day will not be less than the current net asset value ("NAV") per Common Share plus the per share amount of the sales commission to be paid to EVD. The Trust and EVD will suspend the sale of Common Shares if the per share price is less than the minimum price. The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate of up to 4.00% of the gross sales price per share of Common Shares sold. EVD will compensate broker-dealers participating in the offering at a fixed rate of up to 3.20% of the gross sales price per share of Common Shares sold by that broker-dealer. EVD may from time to time change the dealer re-allowance. In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share. As of February 27, 2009 the last reported sales price of a Common Share of the Trust on the NYSE was $9.75.

INVESTMENT OBJECTIVES AND POLICIES

Investment objective

The Trust's investment objective is to provide current income exempt from regular federal income tax. This income will be earned by investing primarily in investment grade municipal obligations. Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. Investments are based on Eaton Vance's research and ongoing credit analysis, the underlying materials for which are generally not available to individual investors.

Investment rationale

Eaton Vance seeks municipal obligations of high quality that have been undervalued in the marketplace. Eaton Vance's research specialists examine credit histories, revenue sources, total debt histories, capital structures and other data. This research capability is important because many obligations in which the Trust will invest will not be rated or listed on a national securities exchange, and the amount of public information available about such securities will be limited. The Trust emphasizes the research that is critical to discovering value while seeking to avoid undue credit risk. The Trust attempts to enhance performance opportunities by seeking to remain fully invested.

Portfolio parameters

During normal market conditions, substantially all of the Trust's total assets (at least 80%) will be invested in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax ("municipal obligations"). At least 65% of the Trust's total assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA ("Fitch")), or, if unrated, determined by Eaton Vance to be of at least investment grade quality. From time to time, the Trust may hold a significant amount of municipal obligations not rated by a nationally recognized statistical rating organization ("Rating Agency"). When the Trust invests in unrated municipal obligations, it may be more dependent on Eaton Vance's research capabilities than when it invests in rated municipal obligations.

The Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade (but no more than 30% of total assets may be rated lower than B by all Rating Agencies rating the obligation) and unrated municipal obligations considered to be of comparable quality by Eaton Vance. The Trust will not purchase securities that are in default at the time of purchase. Investment in municipal obligations of below investment grade quality involves special risks as compared with investment in higher grade municipal obligations. These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading. Securities rated below investment grade are commonly known as "junk bonds". Such securities are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and repay principal owed. See "-- Additional Risk Considerations." For a description of municipal obligation ratings, see Appendix A to the Statement of Additional Information.

The foregoing credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer's counsel (or on the basis of other reliable authority), exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

Some of the securities in which the Trust invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Trust is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Trust is required to distribute substantially all of its income for each taxable year. Thus, the Trust may have to sell other investments to obtain cash needed to make income distributions.

The Trust may invest to a significant extent in residual interest bonds, also known as inverse floating rate securities or inverse floaters. Typically, such securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor, typically a broker, for the purpose of holding fixed-rate municipal bonds. The tender option bond trust in turn issues floating rate notes which are sold to outside parties In general, income on residual interest bonds will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in residual interest bonds may subject the Trust to the risks of reduced or eliminated interest payments and losses of principal. In addition, residual interest bonds may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Trust’s investment. As a result, the market value of such securities generally will be more volatile than that of conventional fixed rate securities. The Trust may enter into shortfall and forbearance agreements with the broker by which the Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the bond held by the tender option bond trust and the liquidation value of the floating rate notes, as well as any shortfalls in interest cash flows.

Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased Common Share net income and returns, but will also create the possibility that the Trust’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased by the Trust.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees will be calculated based on the Trust’s gross assets. Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings and other forms of financial leverage, which may create a conflict of interest between Eaton Vance and the Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a tender option bond trust. The market price of residual interest bonds is more volatile than the underlying securities due to leverage. In circumstances where the Trust has a need for cash and the securities in a tender option bond trust are not actively trading, the Trust may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Trust portfolio holdings.

The Trust may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Trust's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated at least Baa by Moody's or BBB by S&P or Fitch. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Trust's shares.

The Trust may purchase and sell various kinds of financial futures contracts and related options, including futures contracts and related options based on various debt securities and securities indices, to seek to hedge against changes in interest rates, as a substitute for the purchase of securities or for other risk management purposes.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the federal alternative minimum tax (the "AMT") for individual investors. Distributions to corporate investors of certain interest income may also be indirectly subject to the AMT. The Trust may not be suitable for investors subject to the AMT.

The Trust has adopted certain fundamental investment restrictions set forth in the Statement of Additional Information which may not be changed without a Shareholder vote. Except for such restrictions and the 80% requirement set forth above, the investment objective and policies of the Trust may be changed by the Board of Trustees without Shareholder action.

Investment process

A team of Eaton Vance investment professionals is responsible for the overall management of the Trust’s investments. The Trust’s investments are actively managed, and may be bought or sold on a daily basis. The Adviser uses a variety of techniques that are designed to help control risk and seek to minimize the Trust’s exposure to loss of principal value due to defaults and declines in the value of portfolio investments. There is no guarantee that it will be successful in its objective.

LISTING

As of December 31, 2008, the Trust had 17,310,465 Common Shares outstanding, which are traded on the NYSE under the symbol “EVN.” As of February 27, 2009, the last reported sales price of a Common Share of the Trust on the NYSE was $9.75. Any new Common Shares offered and sold pursuant to this Registration Statement will also be listed on the NYSE and trade under this symbol.

LEVERAGE

On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. As of December 31, 2008, 620 Series A and 620 Series B APS had been redeemed. The APS have seniority over the Common Shares. As December 31, 2008, the Trust had no outstanding borrowings, but did have leverage in the form of residual interest bonds in addition to the outstanding APS. The Adviser anticipates that the use of leverage (from such issuance of APS, any borrowings, and residual interest bonds) may result in higher income to Common Shareholders over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will be successful.

The costs of the financial leverage program are borne by Common Shareholders and consequently result in a reduction of the net asset value of Common Shares. During periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of preferred shares and/or borrowings and interests in residual interest bonds. In this regard, holders of debt or preferred securities do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee. See “Investment objectives, policies and risks—Use of Leverage and Related Risks” and “Management of the Trust—The Adviser.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Trust’s use of derivative instruments exposes the Trust to special risks. See “Investment objective, policies and risks—Additional Investment Practices” and “Investment objective, policies and risks—Additional Risk Considerations.”

INVESTMENT ADVISER AND ADMINISTRATOR

The Trust’s investment adviser and administrator is Eaton Vance Management (“Eaton Vance” or the “Adviser”). As of January 31, 2009, Eaton Vance and its affiliates managed approximately $121.9 billion of assets.

PLAN OF DISTRIBUTION

The Trust intends to enter into a Distribution Agreement with EVD, a form of which will be filed as an exhibit to the Registration Statement of which this Prospectus is a part. The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement. Subject to the terms and conditions of the Distribution Agreement, the Trust may issue and sell Common Shares of the Trust from time to time through EVD, which is the principal underwriter of the Common Shares, through certain broker-dealers which will have entered into selected dealer agreements with EVD. The Common Shares will only be sold on such days as shall be agreed to by the Trust and EVD.

The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE, subject to a minimum price to be established each day by the Trust. The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the commission to be paid to EVD. The Trust and EVD will suspend the sale of Common Shares if the per Common Share price of the Common Shares is less than the minimum price.

The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate of up to 4.00% of the gross sales price per share of Common Shares sold. EVD will compensate broker-dealers participating in the offering at a fixed rate of up to 3.20% of the gross sales price per share of Common Shares sold by that broker-dealer. EVD may from time to time change the dealer re-allowance. In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.

Settlements of sales of Common Shares will occur on the third business day following the date on which any such sales are made. Unless otherwise indicated in a further prospectus supplement, EVD as underwriter will act as underwriter on a reasonable efforts basis.

In connection with the sale of the Common Shares on behalf of the Trust, EVD may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), and the compensation of EVD may be deemed to be underwriting commissions or discounts.

The offering of Common Shares pursuant to the Distribution Agreement will terminate upon the earlier of (i) the sale of all Common Shares subject thereto or (ii) termination of the Distribution Agreement. The Trust and EVD each have the right to terminate the Distribution Agreement in its discretion at any time.

The Trust will bear the expenses of the Offering up to the amount by which the net proceeds to the Trust of the Offering exceed the net asset value per Common Share on the days on which Common Shares are sold pursuant to the offering. The Adviser will pay any expenses of the Offering in excess of this amount. Accordingly, existing Common Shareholders will bear offering expenses only to the extent that the Trust receives a premium above net asset value on Common Shares sold in the Offering. Offering expenses include, but are not limited to, the expense of preparation of the Prospectus and SAI for the Offering, the expense of counsel and auditors in connection with the Offering, and others.

DISTRIBUTIONS

The Trust intends to make regular monthly cash distributions to Common Shareholders. The amount of each monthly distribution will vary depending on a number of factors, including distributions payable on the preferred shares or other costs of financial leverage. As portfolio and market conditions change, the rate of distribution on the Common Shares and the Trust’s distribution policy could change. Over time, the Trust will distribute all of its net investment income (after it pays accrued distributions on any outstanding preferred shares or other costs of financial leverage).

The net investment income of the Trust will consist of all interest income accrued on portfolio investments, short-term capital gain (including short-term gains on options, futures and forward positions and gains on the sale of portfolio investments held for one year or less) in excess of long-term capital loss and income from certain hedging transactions, less all expenses of the Trust. Expenses of the Trust will be accrued each day. Substantially all of the Trust’s investment company taxable income will be distributed each year. In addition, at least annually, the Trust intends to distribute any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). To the extent that the Trust’s net investment income and net capital gain for any year exceed the total monthly distributions paid during the year, the Trust will make a special distribution at or near year-end of such excess amount as may be required. If the Trust’s total monthly distributions in any year exceed the amount of its net investment income and net capital gain for the year, any such excess would be characterized as a return of capital for federal income tax purposes. Under the 1940 Act, for any distribution that includes amounts from sources other than net income, the Trust is required to provide Common Shareholders a written statement regarding the components of such distribution. Such a statement will be provided at the time of any distribution believed to include any such amounts.

Common Shareholders may automatically reinvest some or all of their distributions in additional Common Shares pursuant to the Trust’s dividend reinvestment plan. See “Dividend reinvestment plan.”

DIVIDEND REINVESTMENT PLAN

The Trust has established a dividend reinvestment plan (the “Plan”). Under the Plan, unless a Common Shareholder elects to receive distributions in cash, all distributions will be automatically reinvested in additional Common Shares, either purchased in the open market or newly issued by the Trust if the Common Shares are trading at or above their net asset value. Common Shareholders who intend to hold their Common Shares through a broker or nominee should contact such broker or nominee regarding the Plan. See “Dividend reinvestment plan.”

CLOSED-END STRUCTURE

Closed-end funds differ from open-end management investment companies (commonly referred to as mutual funds) in that closed-end funds generally list their shares for trading on a securities exchange and do not redeem their shares at the option of the shareholder. By comparison, mutual funds issue securities redeemable at net asset value at the option of the shareholder and typically engage in a continuous offering of their shares. Mutual funds are subject to continuous asset in-flows and out-flows that can complicate portfolio management, whereas closed-end funds generally can stay more fully invested in securities consistent with the closed-end fund’s investment objectives and policies. In addition, in comparison to open-end funds, closed-end funds have greater flexibility in the employment of financial leverage and in the ability to make certain types of investments, including investments in illiquid securities.

However, shares of closed-end funds frequently trade at a discount from their net asset value. [Since inception the market price of the Trust’s Common Shares has fluctuated and at times traded below NAV, but has generally traded above the Trust’s NAV.] In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Common Shareholders, the Trust’s Board of Trustees (the “Board”), in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount. The Board might consider open market repurchases or tender offers for Common Shares at net asset value. There can be no assurance that the Board will decide to undertake any of these actions or that, if undertaken, such actions would result in the Common Shares trading at a price equal to or close to net asset value per Common Share. The Board might also consider the conversion of the Trust to an open-end mutual fund. The Board believes, however, that the closed-end structure is desirable, given the Trust’s investment objectives and policies. Investors should assume, therefore, that it is highly unlikely that the Board would vote to convert the Trust to an open-end investment company. Investors should note that the existence of preferred shares to provide investment leverage could make a conversion to open-end form more difficult because of the voting rights of preferred shareholders, the costs of redeeming preferred shares and other factors. See “Description of capital structure.”

SPECIAL RISK CONSIDERATIONS

Discount from or premium to NAV

The Offering will be conducted only when Common Shares of the Trust are trading at a price equal to or above the Trust’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Trust’s Common Shares may likewise trade at a discount from net asset value. This is a risk separate and distinct from the risk that the Trust’s NAV may decrease.

Secondary market for the Trust’s Common Shares

The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Trust's Common Shares. The increase in the amount of the Trust's outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Trust. Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Trust's NAV per Common Share plus the per Common Share amount of commissions to be paid to EVD.

The Trust also issues Common Shares of the Trust through its Dividend Reinvestment Plan, see "Dividends Reinvestment Plan.” Common Shares may be issued under the Dividend Reinvestment Plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Trust.

Interest Rate and Market Risk

The prices of municipal obligations tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the municipal obligations owned by the Trust would cause a decline in the net asset value of the Trust, which could adversely affect the trading price of the Trust’s Shares. This risk is usually greater among municipal obligations with longer maturities or durations. Although the Trust has no policy governing the maturities or durations of its investments, the Trust expects that it will generally invest in a portfolio of longer-term securities, generally with maturities of 10 years or greater. This means that the Trust will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments. Because the Trust may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

The Trust may invest to a significant extent in residual interest bonds known as inverse floaters,as explained above. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such bonds are held by the Trust, an increase in short- or long-term market interest rates will adversely affect the income received from such bonds or the net asset value of Trust shares. In addition, the Trust could have obligations under shortfall and forbearance agreements, as explained above.

Income Risk

The income investors receive from the Trust is based primarily on the interest it earns from its investments, which can vary widely over the short and long term. If long-term interest rates drop, investors’ income from the Trust over time could drop as well if the Trust purchases securities with lower interest coupons.

Call and Other Reinvestment Risks

If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Trust is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Trust’s dividends and possibly could affect the market price of Shares. Similar risks exist when the Trust invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Trust’s current earnings rate.

Credit Risk

Credit risk is the risk that one or more municipal bonds in the Trust’s portfolio will decline in price, or fail to pay interest or principal when due, because the issuer of the bond experiences a decline in its financial status. Because the Trust may invest up to 35% of its total assets in below investment grade securities, it will be subject to a high level of credit risk. In general, lower rated municipal bonds carry a greater degree of risk that the issuer will lose its ability to make interest and principal payments, which could have a negative impact on the Trust’s net asset value or dividends. Securities rated in the fourth highest category are considered investment grade, but they also may have some speculative characteristics.

Changes in the credit quality of the issuers of municipal obligations held by the Trust will affect the principal value of (and possibly the income earned on) such obligations. In addition, the value of such securities is affected by changes in general economic conditions and business conditions affecting the relevant economic sectors. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Trust’s investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

The Trust may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Liquidity Risk

At times, a portion of the Trust’s assets may be invested in securities which the Trust, by itself or together with other accounts managed by Eaton Vance and its affiliates, holds a major portion of all of such securities. The secondary market for some municipal obligations may be less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain municipal obligations in which the Trust may invest. The Trust has no limitation on the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale. In certain situations, the Trust could find it more difficult to sell such securities at desirable times and/or prices. The Trust may not be able to readily dispose of such securities at prices that approximate those at which the Trust could sell such securities if they were more widely traded and, as a result of such illiquidity, the Trust may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Trust’s net asset value and ability to make distributions.

Municipal Bond Market Risk

Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal obligations in the Trust’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Trust may therefore be more dependent on the analytical abilities of Eaton Vance than if the Trust were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Trust could experience delays in collecting principal and interest to which it is entitled. To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Trust may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Trust’s operating expenses. Any income derived from the Trust’s ownership or operation of such assets may not be tax-exempt.

Concentration

The Trust may invest 25% or more of its gross assets in municipal obligations of issuers located in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state’s legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals as well as obligations of the education and transportation sectors. This may make the Trust more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to changes in Medicaid reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the net asset value of Trust Shares.

Lower-Rated Securities

Municipal obligations rated below investment grade or unrated securities that the Adviser considers to be of comparable quality ("lower quality securities") involve a greater degree of credit, interest rate and market risk than investment grade municipal obligations ("higher quality securities"). Lower quality securities are subject to a greater risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. The prices of lower quality securities are also more likely to react to real or perceived developments affecting market and credit risk than are prices of higher quality securities, which react primarily to movements in the general level of interest rates. The investments in the Trust's portfolio will have speculative characteristics.

As indicated above, the Trust may invest up to 35% of its gross assets in municipal obligations that are rated below investment grade by at least one Rating Agency or unrated municipal obligations that the Adviser considers to be of comparable quality. Such obligations are commonly called "junk bonds" and will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Eaton Vance seeks to minimize the risks of investing in below investment grade securities through professional investment analysis, attention to current developments in interest rates and economic conditions, and industry and geographic diversification (if practicable). When the Trust invests in lower rated or unrated municipal obligations, the achievement of the Trust's goals is more dependent on the Eaton Vance's ability than would be the case if the Trust were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, Eaton Vance will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. Eaton Vance will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal securities to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust's portfolio securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Trust may be unable to obtain full recovery thereof.

To the extent that there is no established retail market for some of the lower grade municipal securities in which the Trust may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Trust, subject to the supervision of the Trust’s Board. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Trust's portfolio, the ability of the Adviser to value the Trust's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Trust's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

Municipal obligations held by the Trust that are of below investment grade quality but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by Eaton Vance to be of investment grade quality for purposes of the Trust's investment policies. The Trust may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by Eaton Vance. In the case of a defaulted obligation, the Trust may incur additional expense seeking recovery of its investment.

Residual Interest Bond (Inverse Floater) Risk

The Trust may invest in residual interest bonds, also known as inverse floating rate securities or inverse floaters. Typically, such securities represent beneficial interests in a special purpose trust (sometimes called a “tender option bond trust”) formed by a third party sponsor, typically a broker, for the purpose of holding fixed-rate municipal bonds. The tender option bond trust in turn issues floating rate notes which are sold to outside parties. In general, income on residual interest bonds will decrease when short-term interest rates increase and increase when short-term interest rates decrease. Investments in residual interest bonds may subject the Trust to the risks of reduced or eliminated interest payments and losses of principal. In addition, residual interest bonds may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Trust’s investment. As a result, the market value of such securities generally will be more volatile than that of conventional fixed rate securities. The Trust may enter into shortfall and forbearance agreements with the broker by which the Trust agrees to reimburse the broker, in certain circumstances, for the difference between the liquidation value of the bond held by the tender option bond trust and the liquidation value of the floating rate notes, as well as any shortfalls in interest cash flows.

Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased Share net income and returns, but will also create the possibility that the Trust’s long-term returns will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased by the Trust.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees will be calculated based on the Trust’s gross assets. Gross assets include assets financed through the creation of tender option bond trusts, the issuance of preferred equity, borrowings and other forms of financial leverage, which may create a conflict of interest between Eaton Vance and the Shareholders.

Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a tender option bond trust. The market price of residual interest bonds is more volatile than the underlying securities due to leverage. In circumstances where the Trust has a need for cash and the securities in a tender option bond trust are not actively trading, the Trust may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Trust portfolio holdings.

Counterparty Risk

Changes in the credit quality of the companies that serve as the Trust’s counterparties with respect to its derivatives positions and liquidity providers for the Trust’s residual interests bonds or other investments supported by another party’s credit will affect the value of those instruments. Certain entities that have served as counterparties in the municipals markets have recently incurred significant financial hardships including bankruptcy and losses as a result of exposure to sub-prime mortgages and other lower quality credit investments that have experienced recent defaults or otherwise suffered extreme credit deterioration. As a result, such hardships have reduced these entities’ capital and called into question their continued ability to perform their obligations. By using derivatives or other instruments that expose the Trusts to counterparties, the Trust assumes the risk that its counterparties could experience future financial hardship.

Hedging Risk

The Trust’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedge instruments to the Trust’s portfolio holdings or other factors. No assurance can be given that Eaton Vance’s judgment in this respect will be correct. In addition, no assurance can be given that the Trust will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging transactions have risks, including: the imperfect correlation between the value of such instruments and the underlying assets of the Trust, which creates the possibility that the loss on such instruments may be greater than the gain, if any, in the value of the underlying asset in the Trust's portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets. Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell..

The purchase or sale of futures or swap contracts may result in losses in excess of the amount invested in the futures or swap contract. While the Trust may enter into futures and swap contracts and options on futures contracts for hedging purposes, the use of futures and swap contracts and options on futures contracts might result in a poorer overall performance for the Trust than if it had not engaged in any such transactions. There may be an imperfect correlation between the Trust's portfolio holdings and futures or swap contracts or options on futures contracts entered into by the Trust, which may prevent the Trust from achieving the intended hedge or expose the Trust to risk of loss. The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, swaps, options on futures and their related securities, including technical influences in futures, swaps and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading. Furthermore, the Trust's use of futures and swap contracts and options on futures contracts to reduce risk involves costs and will be subject to Eaton Vance's ability to correctly predict changes in interest rate relationships or other factors.

There are several risks associated with hedging transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Inflation Risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Shares and distributions thereon can decline.

Limited Diversification

The Trust has registered as a “diversified” investment company under the 1940 Act which means that, subject to its investment restrictions and applicable federal income tax diversification requirements, with respect to 25% of its gross assets, it will be able to invest more than 5% of the value of its gross assets in the obligations of any single issuer. To the extent the Trust invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Trust will be more susceptible than a more widely diversified investment company to any single corporate, economic, political or regulatory occurrence.

Duration and Maturity Risk

The Trust has no set policy regarding portfolio maturity or duration. Holding long duration and long maturity investments will expose the Trust to certain magnified risks. These risks include interest rate risk, credit risk and liquidity risks as discussed above.

Management Risk

The Trust is subject to management risk because it is an actively managed portfolio. Eaton Vance and the portfolio managers invest the assets of the Trust as they deem appropriate in implementing the Trust’s investment strategy. Accordingly, the success of the Trust depends upon the investment skills and analytical abilities of Eaton Vance and the portfolio managers to develop and effectively implement investment strategies that achieve the Trust’s investment objectives. There is no assurance that Eaton Vance and the portfolio managers will be successful in developing and implementing the Trust’s investment strategy. Decisions made by Eaton Vance and the portfolio managers may cause the Trust to incur losses or to miss profit opportunities on which it could otherwise have capitalized.

Market Disruption

The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The Trust cannot predict the effects of similar events in the future on the U.S. economy. These terrorist attacks and related events, including the war in Iraq, its aftermath, and continuing occupation of Iraq by coalition forces, have raised short-term market risk and may have adverse long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact the value of investments held by the Trust, interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Anti-takeover Provisions

The Trust’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Trust or to change the composition of its Board and have the effect of depriving shareholders of an opportunity to sell their Shares at a premium over net asset value. See “Description of capital structure—Anti-takeover Provisions in the Declaration of Trust.”

Effects of Financial Leverage

On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. As of December 31, 2008, 620 Series A and 620 Series B APS had been redeemed. The APS have seniority over the Common Shares. As December 31, 2008, the Trust had no outstanding borrowings, but did have leverage in the form of Residual Interest Bonds in addition to the outstanding APS. The Adviser anticipates that the use of leverage (from such issuance of APS, any borrowings, and Residual Interest Bonds) may result in higher income to Common Shareholders over time. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares and costs of borrowings may affect the return to Common Shareholders. To the extent the income derived from investments purchased with proceeds received from leverage exceeds the cost of leverage, the Trust’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance in its best judgment may nevertheless determine to maintain the Trust’s leveraged position if it deems such action to be appropriate.

As discussed under “Management of the Trust,” the fee paid to Eaton Vance will be calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of preferred shares and/or borrowings and the purchase of Residual Interest Bonds, so the fees will be higher when leverage is utilized. In this regard, holders of debt or preferred securities do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee. See “Investment objectives, policies and risks—Use of Leverage and Related Risks.”

The APS have been rated [ ] by Fitch and [ ] by Moody’s. The Trust currently intends to seek to maintain these or an equivalent credit rating from other Rating Agencies on the APS or any preferred shares it issues. The Trust is subject to investment restrictions of the Rating Agencies as a result. Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Trust’s portfolio in accordance with its investment objectives and policies and it is not anticipated that they will so impeded Eaton Vance in the future. See “Description of capital structure—Preferred Shares” and “Description of capital structure—Credit Facility/Commercial Paper Program.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Trust’s use of derivative instruments exposes the Trust to special risks. See “Investment objectives, policies and risks—Additional Investment Practices” and “Investment objectives, policies, and risks—Additional Risk Considerations.”

Summary of Trust expenses

The purpose of the table below is to help you understand all fees and expenses that you, as a Common Shareholder, would bear directly or indirectly. On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends.(1) As of December 31, 2008, 620 Series A and 620 Series B APS had been redeemed. As of December 31, 2008, the Trust had no outstanding borrowings. The following table reflects the issuance of such preferred shares in an amount equal to [ %] of the Trust’s total assets and borrowings in an amount equal to [ %] of the Trust’s total assets, (including the proceeds of all such leverage) and shows Trust expenses as a percentage of net assets attributable to Common Shares.

Common Shareholder transaction expenses
At-the-market transaction fees	[ ]%
Offering expenses borne by the Trust	[ ]%(2)
Dividend reinvestment plan fees	None(3)

Percentage of Net Assets
Attributable to Common Shares
(Assuming Leverage as Described Above)
Annual expenses
Management fee	0.70%(4)
Other expenses	[ ]%
Interest payments on borrowings	[ ]%(5)
Total annual expenses	[ ]%

Net annual expenses	[ ]%
Dividends on preferred shares	[ ]%
Total net annual Trust operating expenses and dividends on preferred shares	[ ]%

EXAMPLE

The following example illustrates the expenses (including the applicable at-the-market transaction fees and estimated offering costs of

$[ ] that a Common Shareholder would pay on a $1,000 investment that is held for the time periods provided in the table. The Example assumes that all dividends and other distributions are reinvested in the Trust and that the Trust’s total net annual expenses and dividends on preferred shares, with the applicable expense limitations, as provided above, remain the same. The Example assumes a 5% annual return. (6)

1 Year	3 Years	5 Years	10 Years(8)
$	$	$	$

The example should not be considered a representation of future expenses. Actual expenses may be higher or lower.

__________

(1) On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. The Trust redeemed 620 of Series A and Series B APS and at December 31, 2008 the Trust had 2,000 Series A and 2,000 Series B APS outstanding. The costs of offering preferred shares was approximately [ ]% of the total amount of the preferred share offering, and was effectively borne by Common Shareholders and resulted in a reduction of the net asset value of the Common Shares. The issuance of preferred shares in an amount equal to [ ]% of the Trust’s total assets (after issuance), those offering costs were approximately $[ ] or $[ ] per common share ( [ ]% of the offering price).

(2) Assuming a Common Share offering price of $9.75 (the Trust’s closing price on the NYSE on February 27 , 2009).

(3) You will be charged a $5.00 service charge and pay brokerage charges if you direct the plan agent to sell your Common Shares held in a dividend reinvestment account.

(4) The advisory fee paid by the Trust to the Adviser is based on the average daily gross assets of the Trust, including all assets attributable to any form of investment leverage that the Trust may utilize. The fee table figure is based on net assets and assumes [ ]% of the Trust’s total assets attributable to investment leverage. Accordingly, if the Trust were to utilize additional investment leverage in the future, the advisory fee would increase as a percentage of net assets. See “Management of the Trust.”

(5) Assumes an interest rate on borrowings of [ ]% and a dividend rate on preferred shares of [ ]%. Such rates are estimates and may differ based on varying market conditions that may exist as and when borrowings are made and preferred shares are issued.  The current interest rate on borrowings is [ ]% and the current dividend rate on preferred shares is [ ]%.

(6) The example assumes that the estimated Other expenses set forth in the Annual expenses table are accurate, that fees and expenses increase as described in note 2 above and that all distributions are reinvested at net asset value. Actual expenses may be greater or less than those assumed. Moreover, the Trust’s actual rate of return may be greater or less than the hypothetical 5% return shown in the example.

Financial highlights and investment performance

FINANCIAL HIGHLIGHTS TABLE

     Information contained in the table below under the headings “Per Share Operating Performance” and “Ratios/Supplemental Data” shows the audited operating performance of the Trust for the life of the Registrant.

11 [TO BE PROVIDED BY AMENDMENT]

TRADING AND NAV INFORMATION

The following table shows for the Trust’s Common Shares for each full quarter during the period from December 1, 2006 through February 28, 2009[ ]) to [ ], 2009: (1) the high and low closing prices as reported on the NYSE; (2) the NAV per Common Share represented by each of the high and low closing prices as reported on the NYSE; and (3) the discount from or premium to NAV per Common Share (expressed as a percentage) represented by these closing prices. The table also sets forth the aggregate number of shares traded as shown on the NYSE Composite Transaction Tape during the period. [TO BE PROVIDED BY AMENDMENT]

	Price	NAV		Premium/(Discount) to NAV

	High	Low	High	Low	Reported NYSE Volume
Period from December 1, 2006
through Febuary 28, 2007
[etc. for each quarter through last
completed quarter]

The Trust

Eaton Vance Municipal Income Trust (the “Trust”) is a diversified, closed-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Trust was organized as a Massachusetts business trust on December 10, 1998 pursuant to a Declaration of Trust governed by the laws of The Commonwealth of Massachusetts and commenced operations on January 29, 1999. The Trust’s principal office is located at Two International Place, Boston, Massachusetts 02110 and its telephone number is 1-800-225-6265.

On January 26, 1999, the Trust issued 14,000,000 Common Shares of beneficial interest, par value $0.01 per share, pursuant to the initial public offering thereof. The Trust’s Common Shares are listed on the New York Stock Exchange (“NYSE”) under the symbol “EVN.” Any new Common Shares issued in the Offering also will be listed on the NYSE and trade under this symbol. On March 1, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (together the “APS”). On December 31, 2008 the Trust had 2,000 Series A and 2,000 Series B APS outstanding.

The following provides information about the Trust’s outstanding shares as of December 31, 2008:

		Amount Held
	Amount	by the Trust or	Amount
Class	Authorized	for its Account	Outstanding
Common Shares	Unlimited	[0]	17,310,465

APS, Series A	2,620	[0]	2,000

APS, Series B	2,620	[0]	2,000

THE OFFERING

This prospectus applies to [ ] shares of beneficial interest (the "Common Shares") of the Trust which may be issued and sold from time to time by the Trust (the "Offering") through Eaton Vance Distributors (“EVD”), as distributor and principal underwriter, through broker-dealers who have entered into selected dealer agreements with EVD. See "Plan of Distribution." The Common Shares will be sold at market prices, which shall be determined with reference to trades on the New York Stock Exchange (“NYSE”), subject to a minimum price to be established each day by the Trust. The minimum price on any day will not be less than the current net asset value ("NAV") per Common Share plus the per share amount of the sales commission to be paid to EVD. The Trust and EVD will suspend the sale of Common Shares if the per share price is less than the minimum price. The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate of up to 4.00% of the gross sales price per share of Common Shares sold. EVD will compensate broker-dealers participating in the offering at a fixed rate of up to 3.20% of the gross sales price per share of Common Shares sold by that broker-dealer. EVD may from time to time change the dealer re-allowance. In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share. As of February 27, 2009, the last reported sales price of a Common Share of the Trust on the NYSE was $9.75.

Use of Proceeds

It is expected that the net proceeds of the Offering will be invested in accordance with the Trust’s investment objective and policies. The Trust anticipates that it will be possible to invest the proceeds of the Offering consistent with the Trust’s investment objectives and policies almost immediately.

Portfolio Composition

As of November 30, 2008, the following sets forth certain information with respect to the characteristics and composition of the Trust’s investment portfolio:

Percentage of total investment portfolio invested in investment grade obligations	75.6%
Percentage of total investment portfolio invested in obligations rated below investment grade	24.4%

Rating	Percent

AAA	31.1
AA	22.9
A	9.5
BBB	12.1
BB	4.4
B	6.4
C	1.0
Not rated	12.6

________________

(1) Ratings: Using the higher of S&P’s, Moody’s or Fitch’s ratings on the Trust’s investments. S&P and Fitch rating categories may be modified further by a plus (+) or minus (—) in AA, A, BBB, BB, B, and CCC ratings. Moody’s rating categories may be modified further by a 1, 2 or 3 in Aa, A, Baa, Ba, B, and Caa ratings. These ratings include the ratings held by tender option bond trusts in which the Trust holds a residual interest.

Investment objectives, policies and risks

INVESTMENT OBJECTIVES

The Trust's investment objective is to provide current income exempt from regular federal income tax. This income will be earned by investing primarily in investment grade municipal obligations. Securities will be purchased and sold in an effort to maintain a competitive yield and to enhance return based upon the relative value of the securities available in the marketplace. Investments are based on Eaton Vance Management's (“Eaton Vance” or the “Adviser”) research and ongoing credit analysis, the underlying materials for which are generally not available to individual investors.

INVESTMENT RATIONALE

Eaton Vance seeks to find municipal obligations exhibiting relative value as compared to other opportunities in the municipal marketplace. Eaton Vance’s team of research analysts, traders and portfolio managers are devoted exclusively to analyzing municipal securities. The team’s goal is to find municipal bonds that are attractively priced in relation to other available opportunities due to differing dynamics in individual sectors of the municipal bond market, municipal bond supply, and the structure of individual bonds, especially in regard to maturities, coupons, and call dates. Eaton Vance views research capability as being key to identifying trends that impact the yield-spread relationship among bonds. This research capability is important because many obligations in which the Trust will invest will not be rated or listed on a national securities exchange, and the amount of public information available about such securities will be limited. The Trust emphasizes the research that is critical to discovering value while seeking to avoid undue credit risk. The Trust attempts to enhance performance opportunities by seeking to remain fully invested.

PORTFOLIO PARAMETERS

During normal market conditions, substantially all of the Trust's total assets (at least 80%) will be invested in debt obligations issued by or on behalf of states, territories and possessions of the United States, and the District of Columbia and their political subdivisions, agencies or instrumentalities, the interest on which is exempt from regular federal income tax ("municipal obligations"). At least 65% of the Trust's total assets will normally be invested in municipal obligations rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody's Investors Service, Inc. ("Moody's") or BBB or higher by either Standard & Poor's Ratings Group ("S&P") or by Fitch IBCA ("Fitch")), or, if unrated, determined by Eaton Vance to be of at least investment grade quality. From time to time, the Trust may hold a significant amount of municipal obligations not rated by a nationally recognized statistical rating organization ("Rating Agency"). When the Trust invests in unrated municipal obligations, it may be more dependent on Eaton Vance's research capabilities than when it invests in rated municipal obligations.

The Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade (but no more than 30% of total assets may be rated lower than B by all Rating Agencies rating the obligation) and unrated municipal obligations considered to be of comparable quality by Eaton Vance. No such securities will be in default at the time of purchase. Investment in municipal obligations of below investment grade quality involves special risks as compared with investment in higher grade municipal obligations. These risks include greater sensitivity to a general economic downturn, greater market price volatility and less secondary market trading. Securities rated below investment grade are commonly known as "junk bonds". Such securities are regarded, on balance, as predominantly speculative with respect to the issuer's ability to pay interest and repay principal owed. For a description of municipal obligation ratings, see Appendix A to the Statement of Additional Information.

The foregoing credit quality policies apply only at the time a security is purchased, and the Trust is not required to dispose of a security in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue. In determining whether to retain or sell such a security, Eaton Vance may consider such factors as Eaton Vance's assessment of the credit quality of the issuer of such security, the price at which such security could be sold and the rating, if any, assigned to such security by other Rating Agencies.

Municipal obligations include bonds, notes and commercial paper issued by a municipality for a wide variety of both public and private purposes, the interest on which is, in the opinion of issuer's counsel (or on the basis of other reliable authority), exempt from regular federal income tax. Public purpose municipal bonds include general obligation and revenue bonds. General obligation bonds are backed by the taxing power of the issuing municipality. Revenue bonds are backed by the revenues of a project or facility, or from the proceeds of a specific revenue source. Some revenue bonds are payable solely or partly from funds which are subject to annual appropriations by a state's legislature. Municipal notes include bond anticipation, tax anticipation and revenue anticipation notes. Bond, tax and revenue anticipation notes are short-term obligations that will be retired with the proceeds of an anticipated bond issue, tax revenue or facility revenue, respectively.

Some of the securities in which the Trust invests may include so-called "zero-coupon" bonds, whose values are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Zero-coupon bonds are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The Trust is required to take into account income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Trust is required to distribute substantially all of its income for each taxable year. Thus, the Trust may have to sell other investments to obtain cash needed to make income distributions.

The Trust may invest in residual interest bonds. Typically, residual interest bonds represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding municipal bonds. In general, income on residual interest bonds will decrease when interest rates increase and increase when interest rates decrease. Investments in inverse floating rate securities may subject the Trust to the risks of reduced or eliminated interest payments and losses of principal.

Residual interest bonds may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Trust’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities. Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased common shareholder net income and returns, but will also create the possibility that long-term returns to common shareholders will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased by the Trust. Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a tender option bond trust. The market price of residual interest bonds is more volatile than the underlying securities due to leverage. In circumstances where the Trust has a need for cash and the securities in a tender option bond trust are not actively trading, the Trust may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Trust portfolio holdings. There is no assurance that the Trust’s strategy of investing in residual interest bonds will be successful.

Because increases in either the interest rate on the securities or the value of indexes (with which residual interest bonds maintain their inverse relationship) reduce the residual interest paid on residual interest bonds, residual interest bonds’ value is generally more volatile than that of fixed rate bonds. Residual interest bonds have varying degrees of liquidity that approximate the liquidity of the underlying bond(s), and the market price for these securities is volatile. These securities generally will underperform the market of fixed rate bonds in a rising short term interest rate environment, but tend to outperform the market of fixed rate bonds when short term interest rates decline or remain relatively stable. Although volatile, residual interest bonds typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity.

The Trust may also invest infloating rate securities issued by tender option bond trusts. These may take the form of short-term floating rate securities or the option period may be substantially longer. Generally, the interest rate earned will be based upon the market rates for municipal securities with maturities or remarketing provisions that are comparable in duration to the periodic interval of the tender option, which may vary from weekly, to monthly, to extended periods of one year or multiple years.

The Trust may purchase municipal bonds that are additionally secured by insurance, bank credit agreements, or escrow accounts. The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price paid for insured obligations may reduce the Trust's current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated at least Baa by Moody's or BBB by S&P or Fitch. The insurance feature does not guarantee the market value of the insured obligations or the net asset value of the Trust's shares.

Interest income from certain types of municipal obligations may be a tax preference item for purposes of the federal alternative minimum tax (the "AMT") for individual investors. Distributions to corporate investors of certain interest income may also be indirectly subject to the AMT. The Trust may not be suitable for investors subject to the AMT.

The Trust has adopted certain fundamental investment restrictions set forth in the Statement of Additional Information which may not be changed without a Shareholder vote. Except for such restrictions and the 80% requirement set forth above, the investment objective and policies of the Trust may be changed by the Board of Trustees without Shareholder action.

ADDITIONAL INVESTMENT PRACTICES

     When-Issued Securities. The Trust may purchase securities on a "when-issued" basis, which means that payment and delivery occur on a future settlement date. The price and yield of such securities are generally fixed on the date of commitment to purchase. However, the market value of the securities may fluctuate prior to delivery and upon delivery the securities may be worth more or less than the Trust agreed to pay for them. The Trust may be required to maintain a segregated account of liquid assets equal to outstanding purchase commitments. The Trust may also purchase instruments that give the Trust the option to purchase a municipal obligation when and if issued.

     Futures Transactions. The Trust may purchase and sell various kinds of financial futures contracts and options thereon to seek to hedge against changes in interest rates or as a substitute for the purchase of securities. For example, futures contracts may sometimes be used to seek to reduce the additional long-term interest rate risk the Trust bears by holding residual interest municipal bonds. Futures contracts may be based on various debt securities and securities indices (such as the Municipal Bond Index traded on the Chicago Board of Trade). Such transactions involve a risk of loss or depreciation due to unanticipated adverse changes in securities prices, which may exceed the Trust's initial investment in these contracts. The Trust will only purchase or sell futures contracts or related options in compliance with the rules of the Commodity Futures Trading Commission. These transactions involve transaction costs. There can be no assurance that Eaton Vance's use of futures will be advantageous to the Trust. Distributions by the Trust of any gains realized on the Trust's transactions in futures and options on futures will be taxable. Rating agency guidelines on any preferred shares issued by the Trust may limit use of these transactions.

     Investment Company Securities. The Trust may purchase common shares of closed-end investment companies that have a similar investment objective and policies to the Trust. In addition to providing tax-exempt income, such securities may provide capital appreciation. Such investments, which may also be leveraged and subject to the same risks as the Trust, will not exceed 10% of total assets, and no such company will be affiliated with Eaton Vance. These companies bear fees and expenses that the Trust will incur indirectly.

INVESTMENT PROCESS

A team of Eaton Vance investment professionals is responsible for the overall management of the Trust’s investments. The Trust’s investments are actively managed, and may be bought or sold on a daily basis. The Adviser uses a variety of techniques that are designed to help control risk and seek to minimize the Trust’s exposure to loss of principal value due to defaults and declines in the value of portfolio investments.

The Adviser’s staff monitors the credit quality and price of securities and instruments held by the Trust, as well as other securities and instruments that are available for investment. The Trust is not required to dispose of an investment in the event that a Rating Agency downgrades its assessment of the credit characteristics of a particular issue or withdraws its assessment, including in the event of a default. In determining whether to retain or sell such an investment, the Adviser may consider such factors as the Adviser’s assessment of the credit quality of the issuer of such investment, the price at which such investment could be sold and the rating, if any, assigned to such investment by other Rating Agencies.

Portfolio turnover

The Trust cannot accurately predict its portfolio turnover rate, but its historical annual turnover rate over the last five years has been between 21% and 53% (excluding turnover of securities and obligations having a maturity of one year or less). For the year ended November 30, 2008 the Trust’s portfolio turnover rates was 53%. The Trust may engage in active short-term trading to benefit from yield disparities among different issues, to seek short-term profits or for other reasons. Such trading will increase the Trust’s rate of turnover and may increase the incidence of net short-term capital gains which, upon distribution by the Trust, are taxable to Common Shareholders as ordinary income.

USE OF LEVERAGE AND RELATED RISKS

On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. As of December 31, 2008, 620 Series A and 620 Series B APS had been redeemed. The APS have seniority over the Common Shares. As December 31, 2008, the Trust had no outstanding borrowings, but did have leverage in the form of residual interest bonds in addition to the outstanding APS. The Adviser anticipates that the use of leverage (from such issuance of the APS, borrowings and the purchase of residual interest bonds) will result in higher income to Common Shareholders over time. Use of financial leverage creates an opportunity for increased income but, at the same time, creates special risks. There can be no assurance that a leveraging strategy will successful. The fee paid to Eaton Vance will be calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of preferred shares and/or borrowings and investment in residual interest bonds, so the fees will be higher when leverage is utilized. In this regard, holders of debt or preferred securities do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee.

Leverage creates risks for holders of the Common Shares, including the likelihood of greater volatility of net asset value and market price of the Common Shares. There is a risk that fluctuations in the distribution rates on any outstanding preferred shares may adversely affect the return to the holders of the Common Shares. If the income from the investments purchased with such funds is not sufficient to cover the cost of leverage, the return on the Trust will be less than if leverage had not been used, and therefore the amount available for distribution to Common Shareholders will be reduced. The Adviser in its best judgment nevertheless may determine to maintain the Trust’s leveraged position if it deems such action to be appropriate in the circumstances.

Changes in the value of the Trust’s investment portfolio (including investments bought with the proceeds of leverage) will be borne entirely by the Common Shareholders. If there is a net decrease (or increase) in the value of the Trust’s investment portfolio, the leverage will decrease (or increase) the net asset value per Common Share to a greater extent than if the Trust were not leveraged. During periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust’s gross assets, including the proceeds from the issuance of preferred shares and/or borrowings. As discussed under “Description of capital structure,” the Trust’s issuance of preferred shares may alter the voting power of Common Shareholders.

Capital raised through leverage will be subject to distribution and/or interest payments, which may exceed the income and appreciation on the assets purchased. The issuance of preferred shares involves offering expenses and other costs and may limit the Trust’s freedom to pay distributions on Common Shares or to engage in other activities. The issuance of a class of preferred shares having priority over the Trust’s Common Shares creates an opportunity for greater return per Common Share, but at the same time such leveraging is a speculative technique that will increase the Trust’s exposure to capital risk. Unless the income and appreciation, if any, on assets acquired with offering proceeds exceed the cost of issuing additional classes of securities (and other Trust expenses), the use of leverage will diminish the investment performance of the Trust’s Common Shares compared with what it would have been without leverage.

The Trust is subject to certain restrictions on investments imposed by guidelines of one or more Rating Agencies that issued ratings for preferred shares issued by the Trust. These guidelines impose asset coverage or Trust composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. It is not anticipated that these covenants or guidelines will impede the Adviser from managing the Trust’s portfolio in accordance with the Trust’s investment objectives and policies.

Under the 1940 Act, the Trust is not permitted to issue preferred shares unless immediately after such issuance the total asset value of the Trust’s portfolio is at least 200% of the liquidation value of the outstanding preferred shares plus the amount of any senior security representing indebtedness (i.e., such liquidation value and amount of indebtedness may not exceed 50% of the Trust’s total assets). In addition, the Trust is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the net asset value of the Trust’s portfolio (determined after deducting the amount of such distribution) is at least 200% of such liquidation value plus amount of indebtedness. The Trust intends, to the extent possible, to purchase or redeem preferred shares, from time to time, to maintain coverage of any preferred shares of at least 200%. [As of [ ], the outstanding APS and the outstanding borrowings represented [ ]% leverage, and there was an asset coverage of the APS of [ ]%.] Normally, holders of the Common Shares will elect six of the Trustees of the Trust and holders of any preferred shares will elect two. In the event the Trust fails to pay distributions on its preferred shares for two years, preferred shareholders would be entitled to elect a majority of the Trustees until the preferred distributions in arrears are paid.

Under the 1940 Act, the Trust is not permitted to incur indebtedness, including through the issuance of debt securities, unless immediately thereafter the total asset value of the Trust’s portfolio is at least 300% of the liquidation value of the outstanding indebtedness (i.e., such liquidation value may not exceed 33 1/3% of the Trust’s total assets). In addition, the Trust is not permitted to declare any cash distribution on its Common Shares unless, at the time of such declaration, the net asset value of the Trust’s portfolio (determined after deducting the amount of such distribution) is at least 300% of such liquidation value. If the Trust borrows money or enters into commercial paper program, the Trust intends, to the extent possible, to retire outstanding debt, from time to time, to maintain coverage of any outstanding indebtedness of at least 300%. As of December 31, 2008, there were no outstanding borrowings. Leverage created through the use of residual interest bonds is not considered to be indebtedness pursuant to the 1940 Act.

To qualify for federal income taxation as a “regulated investment company,” the Trust must distribute in each taxable year at least 90% of its net investment income (including net interest income and net short-term gain). The Trust also will be required to distribute annually substantially all of its income and capital gain, if any, to avoid imposition of a nondeductible 4% federal excise tax. If the Trust is precluded from making distributions on the Common Shares because of any applicable asset coverage requirements, the terms of the preferred shares may provide that any amounts so precluded from being distributed, but required to be distributed for the Trust to meet the distribution requirements for qualification as a regulated investment company, will be paid to the holders of the preferred shares as a special distribution. This distribution can be expected to decrease the amount that holders of preferred shares would be entitled to receive upon redemption or liquidation of the shares.

Successful use of a leveraging strategy may depend on the Adviser’s ability to predict correctly interest rates and market movements, and there is no assurance that a leveraging strategy will be successful during any period in which it is employed.

[Assuming the utilization of leverage in the amount of [ ]% of the Trust’s gross assets and an annual dividend rate on preferred shares of [ ]% and an annual interest rate of [ ]% on borrowings payable on such leverage based on market rates as of the date of this prospectus, the additional income that the Trust must earn (net of expenses) in order to cover such dividend payments is [ ]%. The Trust’s actual cost of leverage will be based on market rates at the time the Trust undertakes a leveraging strategy, and such actual costs of leverage may be higher or lower than that assumed in the previous example.]

[The following table is designed to illustrate the effect on the return to a holder of the Trust’s Common Shares of leverage in the amount of approximately [ ]% of the Trust’s gross assets, assuming hypothetical annual returns of the Trust’s portfolio of minus 10% to plus 10%. As the table shows, leverage generally increases the return to Common Shareholders when portfolio return is positive and greater than the cost of leverage and decreases the return when the portfolio return is negative or less than the cost of leverage. The figures appearing in the table are hypothetical and actual returns may be greater or less than those appearing in the table.

Assumed portfolio return (net of expenses)	(10)%	(5)%	0%	5%	10%
Corresponding Common Share return assuming 38% leverage	( )%	( )%	( )%	[ ]%	[ ]%

ADDITIONAL RISK CONSIDERATIONS

Discount or premium from NAV

The Offering will be conducted only when Common Shares of the Trust are trading at a price equal to or above the Trust’s NAV per Common Share plus the per Common Share amount of commissions. As with any security, the market value of the Common Shares may increase or decrease from the amount initially paid for the Common Shares. The shares of closed-end management investment companies often trade at a discount from their net asset value, and the Trust’s Common Shares may likewise trade at a discount from net asset value. This is a risk separate and distinct from the risk that the Trust’s NAV may decrease.

Secondary market for the Trust’s Common Shares

The issuance of Common Shares through the Offering may have an adverse effect on the secondary market for the Trust's Common Shares. The increase in the amount of the Trust's outstanding Common Shares resulting from the Offering may put downward pressure on the market price for the Common Shares of the Trust. Common Shares will not be issued pursuant to the Offering at any time when Common Shares are trading at a price lower than a price equal to the Trust's NAV per Common Share plus the per Common Share amount of commissions to be paid to EVD.

The Trust also issues Common Shares of the Trust through its Dividend Reinvestment Plan, see "Dividends Reinvestment Plan.” Common Shares may be issued under the Dividend Reinvestment Plan at a discount to the market price for such Common Shares, which may put downward pressure on the market price for Common Shares of the Trust.

When the Trust's Common Shares are trading at a premium, the Trust may also issue Common Shares of the Trust that are sold through transactions effected on the NYSE. The increase in the amount of the Trust's outstanding Common Shares resulting from that offering may also put downward pressure on the market price for the Common Shares of the Trust.

Interest Rate and Market Risk.

The prices of municipal obligations tend to fall as interest rates rise. Securities that have longer maturities tend to fluctuate more in price in response to changes in market interest rates. A decline in the prices of the municipal obligations owned by the Fund would cause a decline in the net asset value of the Fund, which could adversely affect the trading price of the Fund’s Shares. This risk is usually greater among municipal obligations with longer maturities or durations. Although the Fund has no policy governing the maturities or durations of its investments, the Fund expects that initially it will invest in a portfolio of longer-term securities, generally with maturities of 10 years or greater. This means that the Fund will be subject to greater market risk (other things being equal) than a fund investing solely in shorter-term securities. Market risk is often greater among certain types of income securities, such as zero-coupon bonds, which do not make regular interest payments. As interest rates change, these bonds often fluctuate in price more than coupon bonds that make regular interest payments. Because the Fund may invest in these types of income securities, it may be subject to greater market risk than a fund that invests only in current interest paying securities.

The Fund may invest to a significant extent in residual interest municipal bonds known as inverse floaters. Compared to similar fixed-rate municipal bonds, the value of these bonds will fluctuate to a greater extent in response to changes in prevailing long-term interest rates. Moreover, the income earned on residual interest municipal bonds will fluctuate in response to changes in prevailing short-term interest rates. Thus, when such bonds are held by the Fund, an increase in short- or long-term market interest rates will adversely affect the income received from such bonds or the net asset value of Fund shares.

Income Risk

The income investors receive from the Fund is based primarily on the interest it earns from its investments, which can vary widely over the short and long term. If long-term interest rates drop, investors’ income from the Fund over time could drop as well if the Fund purchases securities with lower interest coupons. This risk is magnified when prevailing short-term interest rates increase and the Trust holds residual interest municipal bonds.

Call and Other Reinvestment Risks

If interest rates fall, it is possible that issuers of callable bonds with high interest coupons will “call” (or prepay) their bonds before their maturity date. If a call were exercised by the issuer during a period of declining interest rates, the Fund is likely to replace such called security with a lower yielding security. If that were to happen, it could decrease the Fund’s dividends and possibly could affect the market price of Shares. Similar risks exist when the Fund invests the proceeds from matured or traded municipal obligations at market interest rates that are below the Fund’s current earnings rate.

Credit Risk

Municipal debt obligations are subject to the risk of non-payment of scheduled interest and/or principal. Such non-payment would result in a reduction of income to the Trust, a reduction in the value of the security experiencing non-payment and a potential decrease in the net asset value of the Trust. Securities rated below investment grade or unrated securities of comparable quality ("lower quality securities") are subject to the risk of an issuer's inability to meet principal and interest payments on the obligations ("credit risk") and may also be subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity ("market risk"). The prices of lower quality securities are also more likely to react to real or perceived developments affecting market and credit risk than are prices of investment grade quality securities ("higher quality securities"), which react primarily to movements in the general level of interest rates. The investments in the Trust's portfolio will have speculative characteristics.

As indicated above, the Trust may invest up to 35% of its total assets in municipal obligations rated below investment grade (but no more than 30% of total assets may be rated lower than B by all Rating Agencies rating the obligation) and comparable unrated obligations. Such obligations are commonly called "junk bonds" and will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Eaton Vance seeks to minimize the risks of investing in below investment grade securities through professional investment analysis, attention to current developments in interest rates and economic conditions, and industry and geographic diversification (if practicable). When the Trust invests in lower rated or unrated municipal obligations, the achievement of the Trust's goals is more dependent on the Eaton Vance's ability than would be the case if the Trust were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, Eaton Vance will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters.

Eaton Vance will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal securities to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust's portfolio securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Trust may be unable to obtain full recovery thereof.

To the extent that there is no established retail market for some of the lower grade municipal securities in which the Trust may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Trust, subject to the supervision of the Board of Trustees of the Trust. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Trust's portfolio, the ability of the Adviser to value the Trust's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Trust's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

Municipal obligations held by the Trust that are of below investment grade quality but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by Eaton Vance to be of investment grade quality for purposes of the Trust's investment policies. The Trust may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by Eaton Vance. In the case of a defaulted obligation, the Trust may incur additional expense seeking recovery of its investment.

Changes in the credit quality of the issuers of municipal obligations held by the Trust will affect the principal value of (and possibly the income earned on) such obligations. In addition, the value of such securities are affected by changes in general economic conditions and business conditions affecting the relevant economic sectors. Changes by Rating Agencies in their ratings of a security and in the ability of the issuer to make payments of principal and interest may also affect the value of the Trust's investments. The amount of information about the financial condition of an issuer of municipal obligations may not be as extensive as that made available by corporations whose securities are publicly traded.

The Trust may invest in municipal leases and participations in municipal leases. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Concentration

The Fund may invest 25% or more of its gross assets in municipal obligations of issuers located in the same state (or U.S. territory) or in municipal obligations in the same economic sector, including, without limitation, the following: lease rental obligations of state and local authorities; obligations dependent on annual appropriations by a state’s legislature for payment; obligations of state and local housing finance authorities, municipal utilities systems or public housing authorities; obligations of hospitals as well as obligations of the education and transportation sectors. This may make the Fund more susceptible to adverse economic, political, or regulatory occurrences affecting a particular state or economic sector. For example, health care related issuers are susceptible to Medicaid reimbursement policies, and national and state health care legislation. As concentration increases, so does the potential for fluctuation in the net asset value of Fund Shares.

Liquidity Risk

At times, a portion of the Fund’s assets may be invested in securities which the Fund, by itself or together with other accounts managed by Eaton Vance and its affiliates, holds a major portion of all of such securities. The secondary market for some municipal obligations may be less liquid than that for taxable debt obligations or other more widely traded municipal obligations. No established resale market exists for certain municipal obligations in which the Fund may invest. The Fund has no limitation on the amount of its assets that may be invested in securities which are not readily marketable or are subject to restrictions on resale. In certain situations, the Fund could find it more difficult to sell such securities at desirable times and/or prices. The Fund may not be able to readily dispose of such securities at prices that approximate those at which the Fund could sell such securities if they were more widely traded and, as a result of such illiquidity, the Fund may have to sell other investments or engage in borrowing transactions if necessary to raise cash to meet its obligations. In addition, the limited liquidity could affect the market price of the securities, thereby adversely affecting the Fund’s net asset value and ability to make distributions.

Municipal Bond Market Risk

Investing in the municipal bond market involves certain risks. The amount of public information available about the municipal obligations in the Fund’s portfolio is generally less than for corporate equities or bonds, and the investment performance of the Fund may therefore be more dependent on the analytical abilities of Eaton Vance than if the Fund were a stock fund or taxable bond fund.

The ability of municipal issuers to make timely payments of interest and principal may be diminished during general economic downturns and as governmental cost burdens are reallocated among federal, state and local governments. In addition, laws enacted in the future by Congress or state legislatures or referenda could extend the time for payment of principal and/or interest, or impose other constraints on enforcement of such obligations, or on the ability of municipalities to levy taxes. Issuers of municipal securities might seek protection under the bankruptcy laws. In the event of bankruptcy of such an issuer, the Fund could experience delays in collecting principal and interest to which it is entitled. To enforce its rights in the event of default in the payment of interest or repayment of principal, or both, the Fund may take possession of and manage the assets securing the issuer’s obligations on such securities, which may increase the Fund’s operating expenses. Any income derived from the Fund’s ownership or operation of such assets may not be tax-exempt.

Lower-Rated Securities

Municipal obligations rated below investment grade or unrated securities that the Adviser considers to be of comparable quality ("lower quality securities") involve a greater degree of credit, interest rate and market risk than investment grade municipal obligations ("higher quality securities"). Lower quality securities are subject to a greater risk of an issuer's inability to meet principal and interest payments on the obligations and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity. The prices of lower quality securities are also more likely to react to real or perceived developments affecting market and credit risk than are prices of higher quality securities, which react primarily to movements in the general level of interest rates. The investments in the Trust's portfolio will have speculative characteristics.

As indicated above, the Trust may invest up to 35% (but no more than 30% of total assets may be rated lower than B by all Rating Agencies rating the obligation) of its gross assets in municipal obligations that are rated below investment grade by at least one Rating Agency or unrated municipal obligations that the Adviser considers to be of comparable quality. Such obligations are commonly called "junk bonds" and will have speculative characteristics in varying degrees. While such obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Eaton Vance seeks to minimize the risks of investing in below investment grade securities through professional investment analysis, attention to current developments in interest rates and economic conditions, and industry and geographic diversification (if practicable). When the Trust invests in lower rated or unrated municipal obligations, the achievement of the Trust's goals is more dependent on the Eaton Vance's ability than would be the case if the Trust were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, Eaton Vance will normally take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer's management and regulatory matters. Eaton Vance will attempt to reduce the risks of investing in the lowest investment grade, below investment grade and comparable unrated obligations through active portfolio management, credit analysis and attention to current developments and trends in the economy and the financial markets.

Increases in interest rates and changes in the economy may adversely affect the ability of issuers of lower grade municipal securities to pay interest and to repay principal, to meet projected financial goals and to obtain additional financing. In the event that an issuer of securities held by the Trust experiences difficulties in the timely payment of principal or interest and such issuer seeks to restructure the terms of its borrowings, the Trust may incur additional expenses and may determine to invest additional assets with respect to such issuer or the project or projects to which the Trust's portfolio securities relate. Further, the Trust may incur additional expenses to the extent that it is required to seek recovery upon a default in the payment of interest or the repayment of principal on its portfolio holdings, and the Trust may be unable to obtain full recovery thereof.

To the extent that there is no established retail market for some of the lower grade municipal securities in which the Trust may invest, trading in such securities may be relatively inactive. The Adviser is responsible for determining the net asset value of the Trust, subject to the supervision of the Trust’s Board. During periods of reduced market liquidity and in the absence of readily available market quotations for lower grade municipal securities held in the Trust's portfolio, the ability of the Adviser to value the Trust's securities becomes more difficult and the Adviser's use of judgment may play a greater role in the valuation of the Trust's securities due to the reduced availability of reliable objective data. The effects of adverse publicity and investor perceptions may be more pronounced for securities for which no established retail market exists as compared with the effects on securities for which such a market does exist. Further, the Trust may have more difficulty selling such securities in a timely manner and at their stated value than would be the case for securities for which an established retail market does exist.

Municipal obligations held by the Trust that are of below investment grade quality but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by Eaton Vance to be of investment grade quality for purposes of the Trust's investment policies. The Trust may retain in its portfolio an obligation that declines in quality, including defaulted obligations, if such retention is considered desirable by Eaton Vance. In the case of a defaulted obligation, the Trust may incur additional expense seeking recovery of its investment.

Hedging Risk

The Trust’s use of derivatives or other transactions to reduce risks involves costs and will be subject to Eaton Vance’s ability to predict correctly changes in the relationships of such hedge instruments to the Trust’s portfolio holdings or other factors. No assurance can be given that Eaton Vance’s judgment in this respect will be correct. In addition, no assurance can be given that the Trust will enter into hedging or other transactions at times or under circumstances in which it may be advisable to do so. Hedging transactions have risks, including: the imperfect correlation between the value of such instruments and the underlying assets of the Trust, which creates the possibility that the loss on such instruments may be greater than the gain in the value of the underlying asset in the Trust's portfolio; the limited availability of such instruments; the loss of principal; the possible default of the other party to the transaction; illiquidity of the derivative investments; and the imperfect correlation between the tax-exempt and taxable markets. Furthermore, the ability to successfully use hedging transactions depends on the Eaton Vance’s ability to predict pertinent market movements, which cannot be assured. Thus, the use of hedging transactions may result in losses greater than if they had not been used, may require the Trust to sell or purchase portfolio securities at inopportune times or for prices other than current market values, may limit the amount of appreciation the Trust can realize on an investment, or may cause the Trust to hold a security that it might otherwise sell..

The purchase or sale of futures or swap contracts may result in losses in excess of the amount invested in the futures or swap contract. While the Trust may enter into futures and swap contracts and options on futures contracts for hedging purposes, the use of futures and swap contracts and options on futures contracts might result in a poorer overall performance for the Trust than if it had not engaged in any such transactions. There may be an imperfect correlation between the Trust's portfolio holdings and futures or swap contracts or options on futures contracts entered into by the Trust, which may prevent the Trust from achieving the intended hedge or expose the Trust to risk of loss. The degree of imperfection of correlation depends on circumstances such as variations in market demand for futures, swaps, options on futures and their related securities, including technical influences in futures, swaps and futures options trading, and differences between the securities markets and the securities underlying the standard contracts available for trading. Furthermore, the Trust's use of futures and swap contracts and options on futures contracts to reduce risk involves costs and will be subject to Eaton Vance's ability to correctly predict changes in interest rate relationships or other factors.

There are several risks associated with hedging transactions in options on securities. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

Effects of financial leverage

On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. As of December 31, 2008, 620 Series A and 620 Series B APS had been redeemed. The APS have seniority over the Common Shares. As of December 31, 2008, the Trust had no outstanding borrowings. The Adviser anticipates that the use of leverage (from such issuance of the APS, borrowings and inverse floaters) will result in higher income to Common Shareholders over time. Leverage creates risks for Common Shareholders, including the likelihood of greater volatility of net asset value and market price of the Common Shares and the risk that fluctuations in distribution rates on any preferred shares and costs of borrowings may affect the return to Common Shareholders. To the extent the income derived from investments purchased with proceeds received from leverage exceeds the cost of leverage, the Trust’s distributions will be greater than if leverage had not been used. Conversely, if the income from the investments purchased with such proceeds is not sufficient to cover the cost of leverage, the amount available for distribution to Common Shareholders will be less than if leverage had not been used. In the latter case, Eaton Vance in its best judgment may nevertheless determine to maintain the Trust’s leveraged position if it deems such action to be appropriate. The costs of an offering of preferred shares and/or borrowing program will be borne by Common Shareholders and consequently will result in a reduction of the net asset value of Common Shares.

As discussed under “Management of the Trust,” the fee paid to Eaton Vance will be calculated on the basis of the Trust’s gross assets, including proceeds from the issuance of preferred shares and/or borrowings, so the fees will be higher when leverage is utilized. In this regard, holders of debt or preferred securities do not bear the investment advisory fee. Rather, Common Shareholders bear the portion of the investment advisory fee attributable to the assets purchased with the proceeds, which means that Common Shareholders effectively bear the entire advisory fee. See “—Use of Leverage and Related Risks.”

The APS have been rated [   ] by Fitch and [   ] by Moody’s. The Trust currently intends to maintain these or an equivalent credit rating from other Rating Agencies on the APS or any preferred shares it issues. The Trust is subject to investment restrictions of the Rating Agencies as a result. Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. It is not anticipated that these covenants or guidelines will impede Eaton Vance in managing the Trust’s portfolio in accordance with its investment objectives and policies. See “Description of capital structure—Preferred Shares” and “Description of capital structure—Credit Facility/Commercial Paper Program.”

Financial leverage may also be achieved through the purchase of certain derivative instruments. The Trust’s use of derivative instruments exposes the Trust to special risks. See “Investment Objectives, Policies and Risks—Additional Investment Practices” and “Investment Objectives, Policies and Risks—Additional Risk Considerations.”

Residual Interest Bond (Inverse Floater) Risk

The Trust may invest in residual interest bonds. Typically, residual interest bonds represent beneficial interests in a special purpose trust formed by a third party sponsor for the purpose of holding municipal bonds. In general, income on residual interest bonds will decrease when interest rates increase and increase when interest rates decrease. Investments in inverse floating rate securities may subject the Trust to the risks of reduced or eliminated interest payments and losses of principal.

Residual interest bonds may increase or decrease in value at a greater rate than the underlying interest rate, which effectively leverages the Trust’s investment. As a result, the market value of such securities generally will be more volatile than that of fixed rate securities. Any economic effect of leverage through the Trust’s purchase of residual interest bonds will create an opportunity for increased common shareholder net income and returns, but will also create the possibility that long-term returns to common shareholders will be diminished if the cost of leverage exceeds the return on the residual interest bonds purchased by the Trust. Residual interest bonds have varying degrees of liquidity based upon the liquidity of the underlying securities deposited in a tender option bond trust. The market price of residual interest bonds is more volatile than the underlying securities due to leverage. In circumstances where the Trust has a need for cash and the securities in a tender option bond trust are not actively trading, the Trust may be required to sell its residual interest bonds at less than favorable prices, or liquidate other Trust portfolio holdings. There is no assurance that the Trust’s strategy of investing in residual interest bonds will be successful.

The amount of fees paid to Eaton Vance for investment advisory services will be higher if the Trust uses financial leverage because the fees will be calculated based on the Trust’s gross assets. Gross assets is defined as net assets plus the amount of any leverage, including leverage effected by investing in residual interest bonds.

Inflation risk

Inflation risk is the risk that the value of assets or income from investment will be worth less in the future as inflation decreases the value of money. As inflation increases, the real value of the Common Shares and distributions thereon can decline. In addition, during any periods of rising inflation, distribution rates of preferred shares would likely increase, which would tend to further reduce returns to Common Shareholders.

Management risk

The Trust is subject to management risk because it is an actively managed portfolio. Eaton Vance and the portfolio managers invest the assets of the Trust as they deem appropriate in implementing the Trust’s investment strategy. Accordingly, the success of the Trust depends upon the investment skills and analytical abilities of Eaton Vance and the portfolio managers to develop and effectively implement investment strategies that achieve the Trust’s investment objectives. There is no assurance that Eaton Vance and the portfolio managers will be successful in developing and implementing the Trust’s investment strategy. Decisions made by Eaton Vance and the portfolio managers may cause the Trust to incur losses or to miss profit opportunities on which it could otherwise have capitalized.

Market disruption

The terrorist attacks in the United States on September 11, 2001 had a disruptive effect on the securities markets. The Trust cannot predict the effects of similar events in the future on the U.S. economy. These terrorist attacks and related events, including the war in Iraq, its aftermath, and continuing occupation of Iraq by coalition forces, have raised short-term market risk and may have adverse long-term effects on U.S. and world economies and markets. A similar disruption of the financial markets could impact the value of investments held by the Trust, interest rates, auctions, secondary trading, ratings, credit risk, inflation and other factors relating to the Common Shares.

Anti-takeover provisions

The Trust’s Agreement and Declaration of Trust includes provisions that could have the effect of limiting the ability of other persons or entities to acquire control of the Trust or to change the composition of its Board and have the effect of depriving shareholders of an opportunity to sell their Shares at a premium over net asset value. See “Description of capital structure—Anti-takeover Provisions in the Declaration of Trust.”

Limited Diversification

The Fund has registered as a “diversified” investment company under the 1940 Act so that, subject to its investment restrictions and applicable federal income tax diversification requirements, with respect to 25% of its gross assets, it will be able to invest more than 5% of the value of its gross assets in the obligations of any single issuer. To the extent the Fund invests a relatively high percentage of its assets in obligations of a limited number of issuers, the Fund will be more susceptible than a more widely diversified investment company to any single corporate, economic, political or regulatory occurrence.

Management of the Trust

BOARD OF TRUSTEES

The management of the Trust, including general supervision of the duties performed by the Adviser under the Advisory Agreement (as defined below), is the responsibility of the Trust’s Board under the laws of The Commonwealth of Massachusetts and the 1940 Act.

THE ADVISER

Eaton Vance Management acts as the Trust’s investment adviser under an Investment Advisory Agreement (the “Advisory Agreement”). The Adviser’s principal office is located at Two International Place, Boston, MA 02110. Eaton Vance, its affiliates and predecessor companies have been managing assets of individuals and institutions since 1924 and of investment funds since 1931. As of January 31, 2009, Eaton Vance and its subsidiaries managed approximately $121.9 billion on behalf of funds, institutions and individual clients. Eaton Vance is a direct, wholly owned subsidiary of Eaton Vance Corp., a publicly held holding company that, through its subsidiaries and affiliates, engages primarily in investment management, administration and marketing activities.

Under the general supervision of the Trust’s Board, Eaton Vance is responsible for managing the Trust’s overall investment program, determining the Trust’s allocations among its permitted investments, and selecting individual holdings.

The Adviser will furnish to the Trust investment advice and office facilities, equipment and personnel for servicing the investments of the Trust. The Adviser will compensate all Trustees and officers of the Trust who are members of the Adviser’s organization and who render investment services to the Trust, and will also compensate all other Adviser personnel who provide research and investment services to the Trust. In return for these services, facilities and payments, the Trust has agreed to pay the Adviser as compensation under the Advisory Agreement an annual fee in the amount of 0.70% of the average daily gross assets of the Trust. The Trust began operations on January 29, 1999. For purposes of the Advisory Agreement, gross assets of the Trust means total assets of the Trust, including any form of investment leverage, minus all accrued expenses incurred in the normal course of operations, but not excluding any liabilities or obligations attributable to any investment leverage obtained through (i) indebtedness of any type (including, without limitation, borrowing through a credit facility/commercial paper program or the issuance debt securities), (ii) the issuance of preferred shares or other similar preference securities, (iii) the reinvestment of collateral received for securities loaned in accordance with the Trust’s investment objectives and policies, (iv) the issuance of tender offer bonds by TOB trusts and/or (v) any other means. During any future periods in which the Trust is using leverage, the fees paid to Eaton Vance for investment advisory services will be higher than if the Trust did not use leverage because the fees paid will be calculated on the basis of the Trust’s gross assets, including proceeds from any borrowings and from the issuance of preferred shares. On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. As of December 31, 2008, 620 Series A and 620 Series B APS had been redeemed. The APS have seniority over the Common Shares. As of December 31, 2008, the Trust had no outstanding borrowings.

Thomas M. Metzold is the portfolio manager of the Trust and is responsible for day-to-day management of the Trust's investments. Mr. Metzold has been an employee of Eaton Vance since 1987 and a Vice President of Eaton Vance since 1991. Mr. Metzold, a Chartered Financial Analyst, is a member of the Boston Security Analysts Society, the Association for Investment Management & Research, the Boston Municipal Analysts Forum, and the National Federation of Municipal Analysts.

The Trust and the Adviser have adopted codes of ethics relating to personal securities transactions (the “Codes of Ethics”). The Codes of Ethics permit Adviser personnel to invest in securities (including securities that may be purchased or held by the Trust) for their own accounts, subject to certain pre- clearance, reporting and other restrictions and procedures contained in such Codes of Ethics.

The Trust’s shareholder reports contain information regarding the basis for the Trustees’ approval of the Trust’s Advisory Agreement.

Additional information regarding portfolio managers

The Statement of Additional Information provides additional information about the portfolio managers’ compensation, other accounts managed by the portfolio managers, and the portfolio managers’ ownership of securities in the Trust.

THE ADMINISTRATOR

Eaton Vance serves as administrator of the Trust. Under an Administration Agreement with the Trust (the “Administration Agreement”), Eaton Vance is responsible for managing the business affairs of the Trust, subject to the supervision of the Trust’s Board. Eaton Vance will furnish to the Trust all office facilities, equipment and personnel for administering the affairs of the Trust. Eaton Vance’s administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Trust’s custodian and transfer agent, providing assistance in connection with the Board and shareholders’ meetings, providing service in connection with any repurchase offers and other administrative services necessary to conduct the Trust’s business. Eaton Vance currently receives compensation of [ ]% of gross assets for providing administrative services to the Trust. In addition to the management fee and administration fee, the Trust pays all costs and expenses of its operation, including compensation of its Trustees (other than those affiliated with the Adviser), custodial expenses, dividend disbursing expenses, legal fees, expenses of independent auditors, expenses of preparing Trust documents and reports to governmental agencies, and taxes and filing or other fees, if any.

Plan of Distribution

The Trust will bear the expenses of the Offering, including but not limited to, the expenses of preparation of the prospectus and SAI for the Offering and the expense of counsel and auditors of in connection with the Offering.

[Pursuant to a requirement of the Financial Industry Regulatory Authority (“FINRA”), the maximum commission or discount to be received by any FINRA member or independent broker-dealer may not be greater than eight percent (8%) of the gross proceeds received by us for the sale of any securities being registered pursuant to SEC Rule 415 under the Securities Act of 1933, as amended.]

The Trust intends to enter into a Distribution Agreement with EVD, a form of which will be filed as an exhibit to the Registration Statement of which this Prospectus is a part. The summary of the Distribution Agreement contained herein is qualified by reference to the Distribution Agreement. Subject to the terms and conditions of the Distribution Agreement, the Trust may issue and sell Common Shares of the Trust from time to time through EVD, which is the principal underwriter of the Common Shares, through certain broker-dealers which will have entered into selected dealer agreements with EVD. The Common Shares will only be sold on such days as shall be agreed to by the Trust and EVD.

The Common Shares will be sold at market prices, which shall be determined with reference to trades on the NYSE, subject to a minimum price to be established each day by the Trust. The minimum price on any day will not be less than the current NAV per Common Share plus the per Common Share amount of the commission to be paid to EVD. The Trust and EVD will suspend the sale of Common Shares if the per Common Share price of the Common Shares is less than the minimum price.

The Trust will compensate EVD with respect to sales of the Common Shares at a fixed commission rate of up to 4.00% of the gross sales price per share of Common Shares sold. EVD will compensate broker-dealers participating in the offering at a fixed rate of up to 3.2% of the gross sales price per share of Common Shares sold by that broker-dealer. EVD may from time to time change the dealer re-allowance. In all cases, the Trust will receive as net proceeds per Common Share sold an amount at least equal to the NAV per Common Share.

Settlements of sales of Common Shares will occur on the third business day following the date on which any such sales are made. Unless otherwise indicated in a further prospectus supplement, EVD as underwriter will act as underwriter on a reasonable efforts basis.

In connection with the sale of the Common Shares on behalf of the Trust, EVD may be deemed to be an underwriter within the meaning of the Securities Act of 1933, as amended (the “1933 Act”), and the compensation of EVD may be deemed to be underwriting commissions or discounts.

The offering of Common Shares pursuant to the Distribution Agreement will terminate upon the earlier of (i) the sale of all Common Shares subject thereto or (ii) termination of the Distribution Agreement. The Trust and EVD each have the right to terminate the Distribution Agreement in its discretion at any time.

The Trust will bear the expenses of the Offering up to the amount by which the net proceeds to the Trust of the Offering exceed the net asset value per Common Share on the days on which Common Shares are sold pursuant to the offering. The Adviser will pay any expenses of the Offering in excess of this amount. Accordingly, existing Common Shareholders will bear offering expenses only to the extent that the Trust receives a premium above net asset value on Common Shares sold in the Offering. Offering expenses include, but are not limited to, the expense of preparation of the Prospectus and SAI for the Offering, the expense of counsel and auditors in connection with the Offering, and others.

Distributions and Taxes

The Fund intends to make monthly distributions of net investment income. The Fund will distribute annually any net short-term capital gain and any net capital gain (which is the excess of net long-term capital gain over net short-term capital loss). Distributions to Shareholders cannot be assured, and the amount of each monthly distribution is likely to vary. See “Description of Capital Structure.”

Federal Income Tax Matters. The following discussion of federal income tax matters is based on the advice of Kirkpatrick & Lockhart Preston Gates Ellis LLP, Boston, Massachusetts., counsel to the Fund.

The Fund intends to invest a sufficient portion of its assets in tax-exempt municipal securities so that it will be permitted to pay “exempt-interest dividends” (as defined under applicable federal income tax law). Each distribution of exempt-interest dividends, whether paid in cash or reinvested in additional Shares, ordinarily will constitute income exempt from regular federal income tax. Furthermore, exempt-interest dividends are included in determining what portion, if any, of a person’s social security and railroad retirement benefits will be includible in gross income subject to regular federal income tax. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Fund’s net capital gain (“capital gain dividends”), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). Interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the Shareholder’s taxable year.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder’s adjusted tax basis in the Shares and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less and (ii) [ ]% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) (0% for individuals in the 10% or 15% tax bracket). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares, and will be disallowed to the extent of any exempt-interest dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, if the Shareholder is a participant in the Plan (as defined below)). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its gross assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

An investor should be aware that if Shares are purchased shortly before the record date for any taxable dividend (including a capital gain dividend), the purchase price likely will reflect the value of the dividend and the investor then would receive a taxable distribution likely to reduce the trading value of such Shares, in effect resulting in a taxable return of some of the purchase price. Taxable distributions to individuals and certain other non-corporate Shareholders, including those who have not provided their correct taxpayer identification number and other required certifications, may be subject to “backup” federal income tax withholding at the rate of 28%.

The foregoing briefly summarizes some of the important federal income tax consequences to Shareholders of investing in Shares, reflects the federal tax law as of the date of this Prospectus, and does not address special tax rules applicable to certain types of investors, such as corporate and foreign investors. Investors should consult their tax advisors regarding other federal, state or local tax considerations that may be applicable in their particular circumstances, including state alternative minimum tax as well as any proposed tax law changes.

Dividend reinvestment plan

Pursuant to the Trust’s dividend reinvestment plan (the “Plan”), unless a Common Shareholder elects to receive distributions in cash, all distributions (including all capital gain dividends) will be automatically reinvested in Common Shares.

American Stock Transfer & Trust Company, (the “Plan Agent”) serves as agent for the Common Shareholders in administering the Plan. Common Shareholders who elect not to participate in the Plan will receive all distributions in cash paid by check mailed directly to the Common Shareholder of record (or if the Common Shares are held in street or other nominee name, then to the nominee) bythe Plan Agent., as disbursing agent. Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by written notice if received by the Plan Agent prior to any distribution record date.

Common Shares will be acquired by the Plan Agent or an independent broker-dealer for the participants’ accounts, depending upon the circumstances described below, either (i) through receipt of additional previously authorized but unissued Common Shares from the Trust (“newly issued Common Shares”) or (ii) by purchase of outstanding Common Shares on the open market (“open-market purchases”) on the New York Stock Exchange or elsewhere. If on the payment date for the distribution, the net asset value per Common Share is equal to or less than the market price per Common Share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the distribution amount in newly issued Common Shares on behalf of the participants. The number of newly issued Common Shares to be credited to each participant’s account will be determined by dividing the dollar amount of the distribution by the net asset value per Common Share on the date the Common Shares are issued, provided that the discount from the then current market price per Common Share on the date of issuance may not exceed 5%. If on the distribution payment date the net asset value per Common Share is greater than the market value plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the distribution amount in Common Shares acquired on behalf of the participants in open-market purchases.

In the event of a market discount on the distribution payment date, the Plan Agent will have up to 30 days after the distribution payment date to invest the distribution amount in Common Shares acquired in open-market purchases. If, before the Plan Agent has completed its open-market purchases, the market price of a Common Share exceeds the net asset value per Common Share, the average per Common Share purchase price paid by the Plan Agent may exceed the net asset value of the Trust’s Common Shares, resulting in the acquisition of fewer Common Shares than if the distribution had been paid in newly issued Common Shares on the distribution payment date. Therefore, the Plan provides that if the Plan Agent is unable to invest the full distribution amount in open-market purchases during the purchase period or if the market discount shifts to a market premium during the purchase period, the Plan Agent will cease making open-market purchases and will invest the uninvested portion of the distribution amount in newly issued Common Shares.

The Plan Agent maintains all Common Shareholders’ accounts in the Plan and furnishes written confirmation of all transactions in the accounts, including information needed by Common Shareholders for tax records. Common Shares in the account of each Plan participant will be held by the Plan Agent on behalf of the Plan participant, and each Common Shareholder proxy will include those Common Shares purchased or received pursuant to the Plan. The Plan Agent will forward all proxy solicitation materials to participants and vote proxies for Common Shares held pursuant to the Plan in accordance with the instructions of the participants.

In the case of Common Shareholders such as banks, brokers or nominees that hold Common Shares for others who are the beneficial owners, the Plan Agent will administer the Plan on the basis of the number of Common Shares certified from time to time by the record Common Shareholder’s name and held for the account of beneficial owners who participate in the Plan.

There will be no brokerage charges to Common Shareholders with respect to Common Shares issued directly by the Trust as a result of distributions payable either in Common Shares or in cash. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open-market purchases in connection with the reinvestment of distributions.

Common Shareholders participating in the Plan may receive benefits not available to Common Shareholders not participating in the Plan. If the market price (plus commissions) of the Trust’s Common Shares is above their net asset value, participants in the Plan will receive Common Shares of the Trust at less than they could otherwise purchase them and will have Common Shares with a cash value greater than the value of any cash distribution they would have received on their Common Shares. If the market price plus commissions is below the net asset value, participants will receive distributions in Common Shares with a net asset value greater than the per Common Share value of any cash distribution they would have received on their Common Shares. However, there may be insufficient Common Shares available in the market to make distributions in Common Shares at prices below the net asset value. Also, since the Trust does not redeem its Common Shares, the price on resale may be more or less than the net asset value.

Experience under the Plan may indicate that changes are desirable. Accordingly, upon 30 days’ notice to Plan participants, the Trust reserves the right to amend or terminate the Plan. Common Shareholders will be charged a $5.00 service charge and pay brokerage charges whenever they direct the Plan Agent to sell Common Shares held in a reinvestment account.

All correspondence concerning the Plan should be directed to the Plan Agent at American Stock Transfer & Trust Company, 59 Malden Lane, Plaza Level, New York, NY 10038.

Description of capital structure

The Trust is an unincorporated business trust established under the laws of The Commonwealth of Massachusetts by an Agreement and Declaration of Trust dated December 10, 1998 and filed that day with the Secretary of The Commonwealth (the “Declaration of Trust”). The Declaration of Trust provides that the Trustees of the Trust may authorize separate classes of shares of beneficial interest. The Trustees have authorized an unlimited number of Common Shares. The Trust intends to hold annual meetings of Common Shareholders in compliance with the requirements of the New York Stock Exchange.

COMMON SHARES

The Declaration of Trust permits the Trust to issue an unlimited number of full and fractional Common Shares of beneficial interest, $0.01 par value per Common Share. Each Common Share represents an equal proportionate interest in the assets of the Trust with each other Common Share in the Trust. Holders of Common Shares will be entitled to the payment of distributions when, as and if declared by the Board. The 1940 Act or the terms of any borrowings or preferred shares may limit the payment of distributions to the holders of Common Shares. Each whole Common Share shall be entitled to one vote as to matters on which it is entitled to vote pursuant to the terms of the Declaration of Trust on file with the SEC. Upon liquidation of the Trust, after paying or adequately providing for the payment of all liabilities of the Trust and the liquidation preference with respect to any outstanding preferred shares, and upon receipt of such releases, indemnities and refunding agreements as they deem necessary for their protection, the Trustees may distribute the remaining assets of the Trust among the holders of the Common Shares. The Declaration of Trust provides that Common Shareholders are not liable for any liabilities of the Trust, requires inclusion of a clause to that effect in every agreement entered into by the Trust and indemnifies shareholders against any such liability. Although shareholders of an unincorporated business trust established under Massachusetts law may, in certain limited circumstances, be held personally liable for the obligations of the trust as though they were general partners, the provisions of the Declaration of Trust described in the foregoing sentence make the likelihood of such personal liability for Common Shareholders remote.

While there are any borrowings or preferred shares outstanding, the Trust may not be permitted to declare any cash distribution on its Common Shares, unless at the time of such declaration, (i) all accrued distributions on preferred shares or accrued interest on borrowings have been paid and (ii) the value of the Trust’s total assets (determined after deducting the amount of such distribution), less all liabilities and indebtedness of the Trust not represented by senior securities, is at least 300% of the aggregate amount of such securities representing indebtedness and at least 200% of the aggregate amount of securities representing indebtedness plus the aggregate liquidation value of the outstanding preferred shares (expected to equal the aggregate original purchase price of the outstanding preferred shares plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon, whether or not earned or declared and on a cumulative basis). In addition to the requirements of the 1940 Act, the Trust may be required to comply with other asset coverage requirements as a condition of the Trust obtaining a rating of the preferred shares from a Rating Agency. These requirements may include an asset coverage test more stringent than under the 1940 Act. This limitation on the Trust’s ability to make distributions on its Common Shares could in certain circumstances impair the ability of the Trust to maintain its qualification for taxation as a regulated investment company for federal income tax purposes. The Trust intends, however, to the extent possible to purchase or redeem preferred shares or reduce borrowings from time to time to maintain compliance with such asset coverage requirements and may pay special distributions to the holders of the preferred shares in certain circumstances in connection with any such impairment of the Trust’s status as a regulated investment company. See “Investment objective, policies and risks” and “Distributions.” Depending on the timing of any such redemption or repayment, the Trust may be required to pay a premium in addition to the liquidation preference of the preferred shares to the holders thereof.

The Trust has no present intention of offering additional Common Shares, except as described herein. Other offerings of its Common Shares, if made, will require approval of the Board. Any additional offering will not be sold at a price per Common Share below the then current net asset value (exclusive of underwriting discounts and commissions) except in connection with an offering to existing Common Shareholders or with the consent of a majority of the Trust’s outstanding Common Shares. The Common Shares have no preemptive rights.

The Trust generally will not issue Common Share certificates. However, upon written request to the Trust’s transfer agent, a share certificate will be issued for any or all of the full Common Shares credited to an investor’s account. Common Share certificates that have been issued to an investor may be returned at any time.

REPURCHASE OF COMMON SHARES AND OTHER DISCOUNT MEASURES

Because shares of closed-end funds frequently trade at a discount to their net asset values, the Board has determined that from time to time it may be in the interest of Common Shareholders for the Trust to take corrective actions. The Board, in consultation with Eaton Vance, will review at least annually the possibility of open market repurchases and/or tender offers for the Common Shares and will consider such factors as the market price of the Common Shares, the net asset value of the Common Shares, the liquidity of the assets of the Trust, effect on the Trust’s expenses, whether such transactions would impair the Trust’s status as a regulated investment company or result in a failure to comply with applicable asset coverage requirements, general economic conditions and such other events or conditions which may have a material effect on the Trust’s ability to consummate such transactions. There are no assurances that the Board will, in fact, decide to undertake either of these actions or if undertaken, that such actions will result in the Trust’s Common Shares trading at a price which is equal to or approximates their net asset value. In recognition of the possibility that the Common Shares might trade at a discount to net asset value and that any such discount may not be in the interest of Common Shareholders, the Board, in consultation with Eaton Vance, from time to time may review possible actions to reduce any such discount.

PREFERRED SHARES

The Declaration of Trust authorizes the issuance of an unlimited number of shares of beneficial interest with preference rights, including preferred shares (the “preferred shares”), having a par value of $0.01 per share, in one or more series, with rights as determined by the Board, by action of the Board without the approval of the Common Shareholders. On March 9, 1999, the Trust issued 2,620 Series A and 2,620 Series B Auction Preferred Shares (“APS”), with a liquidation preference per share of $25,000 plus accumulated but unpaid dividends. As of December 31, 2008, 620 Series A and 620 Series B APS had been redeemed. The APS have seniority over the Common Shares.

Under the requirements of the 1940 Act, the Trust must, immediately after the issuance of any preferred shares, have an “asset coverage” of at least 200%. Asset coverage means the ratio which the value of the total assets of the Trust, less all liability and indebtedness not represented by senior securities (as defined in the 1940 Act), bears to the aggregate amount of senior securities representing indebtedness of the Trust, if any, plus the aggregate liquidation preference of the preferred shares. The liquidation value of the preferred shares is equal to their aggregate original purchase price plus the applicable redemption premium, if any, together with any accrued and unpaid distributions thereon (on a cumulative basis), whether or not earned or declared. The terms of the preferred shares, including their distribution rate, voting rights, liquidation preference and redemption provisions, is determined by the Board (subject to applicable law and the Trust’s Declaration of Trust). The Trust may issue preferred shares that provide for the periodic redetermination of the distribution rate at relatively short intervals through an auction or remarketing procedure, although the terms of the preferred shares may also enable the Trust to lengthen such intervals. At times, the distribution rate on the Trust’s preferred shares may exceed the Trust’s return after expenses on the investment of proceeds from the preferred shares, resulting in a lower rate of return to Common Shareholders than if the preferred shares were not outstanding.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of the Trust, the terms of any preferred shares may entitle the holders of preferred shares to receive a preferential liquidating distribution (equal to the original purchase price per share plus the applicable redemption premium, if any, together with accrued and unpaid distributions, whether or not earned or declared and on a cumulative basis) before any distribution of assets is made to holders of Common Shares. After payment of the full amount of the liquidating distribution to which they are entitled, the preferred shareholders would not be entitled to any further participation in any distribution of assets by the Trust.

Holders of preferred shares, voting as a class, shall be entitled to elect two of the Trust’s Trustees. Under the 1940 Act, if at any time distributions on the preferred shares are unpaid in an amount equal to two full years’ distributions thereon, the holders of all outstanding preferred shares, voting as a class, will be allowed to elect a majority of the Trust’s Trustees until all distributions in arrears have been paid or declared and set apart for payment. In addition, if required by a Rating Agency rating the preferred shares or if the Board determines it to be in the best interests of the Common Shareholders, issuance of the preferred shares may result in more restrictive provisions than required by the 1940 Act being imposed. In this regard, holders of the preferred shares may be entitled to elect a majority of the Trust’s Board in other circumstances, for example, if one payment on the preferred shares is in arrears.

The APS have been rated [ ] by Fitch and [ ] by Moody’s. The Trust is subject to investment restrictions of the Rating Agencies as a result. Any bank lender in connection with a credit facility or commercial paper program may also impose specific restrictions as a condition to borrowing. Such restrictions imposed by a Rating Agency or lender may include asset coverage or portfolio composition requirements that are more stringent than those imposed on the Trust by the 1940 Act. These covenants or guidelines do not currently and are not expected to impede Eaton Vance in managing the Trust’s portfolio in accordance with its investment objectives and policies and it is not anticipated that they will so impeded Eaton Vance in the future. See “Description of capital structure—Preferred Shares” and “Description of capital structure—Credit Facility/Commercial Paper Program.”

ANTI-TAKEOVER PROVISIONS IN THE DECLARATION OF TRUST

The Declaration of Trust includes provisions that could have the effect of limiting the ability of other entities or persons to acquire control of the Trust or to change the composition of its Board, thereby potentially depriving Common Shareholders of an opportunity to sell their Common Shares at a premium over prevailing market prices by discouraging a third party from seeking to obtain control of the Trust. These provisions may have the effect of discouraging attempts to acquire control of the Trust, which attempts could have the effect of increasing the expenses of the Trust and interfering with the normal operation of the Trust. The Board is divided into three classes, with the term of one class expiring at each annual meeting of Common Shareholders. At each annual meeting, one class of Trustees is elected to a three-year term. This provision could delay for up to two years the replacement of a majority of the Board. A Trustee may be removed from office only for cause by a written instrument signed by the remaining Trustees or by a vote of the holders of at least two-thirds of the class of shares of the Trust that elected such Trustee and are entitled to vote on the matter.

In addition, the Declaration of Trust requires the favorable vote of the holders of at least 75% of the outstanding shares of each class of the Trust, voting as a class, then entitled to vote to approve, adopt or authorize certain transactions with 5%-or-greater holders of a class of shares and their associates, unless the Board shall by resolution have approved a memorandum of understanding with such holders, in which case normal voting requirements would be in effect. For purposes of these provisions, a 5%-or-greater holder of a class of shares (a “Principal Shareholder”) refers to any person who, whether directly or indirectly and whether alone or together with its affiliates and associates, beneficially owns 5% or more of the outstanding shares of any class of beneficial interest of the Trust. The transactions subject to these special approval requirements are: (i) the merger or consolidation of the Trust or any subsidiary of the Trust with or into any Principal Shareholder; (ii) the issuance of any securities of the Trust to any Principal Shareholder for cash; (iii) the sale, lease or exchange of all or any substantial part of the assets of the Trust to any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purpose of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period); or (iv) the sale, lease or exchange to the Trust or any subsidiary thereof, in exchange for securities of the Trust, of any assets of any Principal Shareholder (except assets having an aggregate fair market value of less than $1,000,000, aggregating for the purposes of such computation all assets sold, leased or exchanged in any series of similar transactions within a twelve-month period).

The Board has determined that provisions with respect to the Board and the 75% voting requirements described above, which voting requirements are greater than the minimum requirements under Massachusetts law or the 1940 Act, are in the best interest of Common Shareholders generally. Reference should be made to the Declaration of Trust on file with the SEC for the full text of these provisions.

CONVERSION TO OPEN-END FUND

The Trust may be converted to an open-end management investment company at any time if approved by the lesser of (i) two-thirds or more of the Trust’s then outstanding Common Shares and preferred shares (if any), each voting separately as a class, or (ii) more than 50% of the then outstanding Common Shares and preferred shares (if any), each voting separately as a class, if such conversion is recommended by at least 75% of the Trustees then in office. If approved in the foregoing manner, conversion of the Trust could not occur until 90 days after the shareholders’ meeting at which such conversion was approved and would also require at least 30 days’ prior notice to all shareholders. The composition of the Trust’s portfolio and/or its investment policies could prohibit the Trust from complying with regulations of the SEC applicable to open-end management investment companies unless significant changes in portfolio holdings and investment policies are made. Conversion of the Trust to an open-end management investment company also would require the redemption of any outstanding preferred shares and could require the repayment of borrowings above certain levels, which would reduce the leveraged capital structure of the Trust with respect to the Common Shares. In the event of conversion, the Common Shares would cease to be listed on the New York Stock Exchange or other national securities exchange or market system. The Board believes, however, that the closed-end structure is desirable, given the Trust’s investment objectives and policies. Investors should assume, therefore, that it is unlikely that the Board would vote to convert the Trust to an open-end management investment company. Common Shareholders of an open-end management investment company can require the company to redeem their shares at any time (except in certain circumstances as authorized by or under the 1940 Act) at their net asset value, less such redemption charge, if any, as might be in effect at the time of a redemption. If converted to an open-end fund, the Trust expects to pay all redemption requests in cash, but intends to reserve the right to pay redemption requests in a combination of cash or securities. If such partial payment in securities were made, investors may incur brokerage costs in converting such securities to cash. If the Trust were converted to an open-end fund, it is likely that new Common Shares would be sold at net asset value plus a sales load.

Custodian and transfer agent

State Street Bank and Trust Company (“State Street”), 200 Clarendon Street, Boston, MA 02116 is the custodian of the Trust and will maintain custody of the securities and cash of the Trust. State Street maintains the Trust’s general ledger and computes net asset value per share at least weekly. State Street also attends to details in connection with the sale, exchange, substitution, transfer and other dealings with the Trust’s investments and receives and disburses all funds. State Street also assists in preparation of shareholder reports and the electronic filing of such reports with the SEC.

American Stock Transfer & Trust Company, 59 Malden Lane, Plaza Level, New York, NY 10038 is the transfer agent and dividend disbursing agent of the Trust.

Legal opinions

Certain legal matters in connection with the Common Shares will be passed upon for the Trust by Kirkpatrick & Lockhart Preston Gates Ellis LLP, Boston, Massachusetts.

Reports to stockholders

The Trust will send to Common Shareholders unaudited semi-annual and audited annual reports, including a list of investments held.

Independent registered public accounting firm

Deloitte & Touche LLP, Boston, Massachusetts, are the independent registered public accounting firm for the Trust and audit the Trust’s financial statements.

Additional information

The Trust is subject to the informational requirements of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) and the 1940 Act and is required to file reports, proxy statements and other information with the SEC. These documents can be inspected and copied for a fee at the SEC’s public reference room, 450 Fifth Street, N.W., Washington, D.C. 20549. Reports, proxy statements, and other information about the Trust can be inspected at the offices of the Exchange.

This prospectus does not contain all of the information in the Trust’s Registration Statement, including amendments, exhibits, and schedules. Statements in this prospectus about the contents of any contract or other document are not necessarily complete and in each instance reference is made to the copy of the contract or other document filed as an exhibit to the Registration Statement, each such statement being qualified in all respects by this reference.

Additional information about the Trust and Common Shares can be found in the Trust’s Registration Statement (including amendments, exhibits, and schedules) on Form N-2 filed with the SEC. The SEC maintains a web site (http://www.sec.gov) that contains the Trust’s Registration Statement, other documents incorporated by reference, and other information the Trust has filed electronically with the SEC, including proxy statements and reports file under the Exchange Act. Additional information may be found on the internet at http://www.eatonvance.com.

Table of contents for the Statement of Additional Information

Additional investment information and restrictions
Trustees and officers
Investment advisory and other services
Determination of net asset value
Portfolio trading
Taxes
Other information
Independent registered public accounting firm
Independent registered public accounting firm report
Financial statements
Appendix A: Ratings
Appendix B: Proxy voting policy and procedures

The Trust’s privacy policy

The Eaton Vance organization is committed to ensuring your financial privacy. Each of the financial institutions identified below has in effect the following policy (“Privacy Policy”) with respect to nonpublic personal information about its customers:

  Only such information received from you, through application forms or otherwise, and information about your Eaton Vance fund transactions will be collected. This may include information such as name, address, social security number, tax status, account balances and transactions.
  None of such information about you (or former customers) will be disclosed to anyone, except as permitted by law (which includes disclosure to employees necessary to service your account). In the normal course of servicing a customer’s account, Eaton Vance may share information with unaffiliated third parties that perform various required services such as transfer agents, custodians and broker/dealers.
  Policies and procedures (including physical, electronic and procedural safeguards) are in place that are designed to protect the confidentiality of such information.
  We reserve the right to change our Privacy Policy at any time upon proper notification to you. Customers may want to review our Privacy Policy periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of privacy applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Trusts, Eaton Vance Management, Eaton Vance Investment Counsel, Boston Management and Research, and Eaton Vance Distributors, Inc.

In addition, our Privacy Policy only applies to those Eaton Vance customers who are individuals and who have a direct relationship with us. If a customer’s account (i.e., fund shares) is held in the name of a third-party financial adviser/broker-dealer, it is likely that only such adviser’s privacy policies apply to the customer. This notice supersedes all previously issued privacy disclosures.

For more information about Eaton Vance’s Privacy Policy, please call 1-800-262-1122.

[EATON VANCE LOGO]

SUBJECT TO COMPLETION March __, 2009

STATEMENT OF ADDITIONAL INFORMATION
March                    , 2009

Eaton Vance Municipal Income Trust

Two International Place
Boston, Massachusetts 02110
(800) 225-6265

TABLE OF CONTENTS

Page
Additional investment information and restrictions
Trustees and officers
Investment advisory and other services
Determination of net asset value
Portfolio trading
Plan of distribution
Taxes
Other information
Financial statements
Appendix A: Ratings	A-
Appendix B: Proxy voting policy and procedures	B-

     THIS STATEMENT OF ADDITIONAL INFORMATION (“SAI”) IS NOT A PROSPECTUS AND IS AUTHORIZED FOR DISTRIBUTION TO PROSPECTIVE INVESTORS ONLY IF PRECEDED OR ACCOMPANIED BY THE PROSPECTUS OF EATON VANCE MUNICIPAL INCOME TRUST (THE “FUND”) DATED MARCH , 2009, AS SUPPLEMENTED FROM TIME TO TIME, WHICH IS INCORPORATED HEREIN BY REFERENCE. THIS SAI SHOULD BE READ IN CONJUNCTION WITH SUCH PROSPECTUS, A COPY OF WHICH MAY BE OBTAINED WITHOUT CHARGE BY CONTACTING YOUR FINANCIAL INTERMEDIARY OR CALLING THE FUND AT 1-800-225-6265.

     THE INFORMATION IN THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT COMPLETE AND MAY BE CHANGED. THESE SECURITIES MAY NOT BE SOLD UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS STATEMENT OF ADDITIONAL INFORMATION, WHICH IS NOT A PROSPECTUS, IS NOT AN OFFER TO SELL THESE SECURITIES AND IS NOT SOLICITING AN OFFER TO BUY THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

Capitalized terms used in this SAI and not otherwise defined have the meanings given to them in the Fund’s Prospectus.

Additional investment information and restrictions

Primary strategies are defined in the prospectus. The following is a description of the various investment practices that maybe engaged in, whether as a primary or secondary strategy, and a summary of certain attendant risks. The investment adviser(s) may not buy any of the following instruments or use any of the following techniques unless it believes that doing so will help achieve the investment objective(s).

Municipal Obligations. Municipal obligations are issued to obtain funds for various public and private purposes. Municipal obligations include bonds as well as tax-exempt commercial paper, project notes and municipal notes such as tax, revenue and bond anticipation notes of short maturity, generally less than three years. While most municipal bonds pay a fixed rate of interest semiannually in cash, there are exceptions. Some bonds pay no periodic cash interest, but rather make a single payment at maturity representing both principal and interest. Bonds may be issued or subsequently offered with interest coupons materially greater or less than those then prevailing, with price adjustments reflecting such deviation.

In general, there are three categories of municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the AMT: (i) certain “public purpose” obligations (whenever issued), which include obligations issued directly by state and local governments or their agencies to fulfill essential governmental functions; (ii) certain obligations issued before August 8, 1986 for the benefit of non-governmental persons or entities; and (iii) certain “private activity bonds” issued after August 7, 1986 which include “qualified Section 501(c)(3) bonds” or refundings of certain obligations included in the second category. In assessing the federal income tax treatment of interest on any municipal obligation, the Fund will rely on an opinion of the issuer’s counsel (when available) and will not undertake any independent verification of the basis for the opinion.

Interest on certain “private activity bonds” issued after August 7, 1986 is exempt from regular federal income tax, but such interest (including a distribution by the Fund derived from such interest) is treated as a tax preference item which could subject the recipient to or increase the recipient’s liability for the AMT. For corporate shareholders, the Fund’s distributions derived from interest on all municipal obligations (whenever issued) are included in “adjusted current earnings” for purposes of the AMT as applied to corporations (to the extent not already included in alternative minimum taxable income as income attributable to private activity bonds).

The two principal classifications of municipal bonds are “general obligation” and “revenue” bonds. Issuers of general obligation bonds include states, counties, cities, towns and regional districts. The proceeds of these obligations are used to fund a wide range of public projects, including the construction or improvement of schools, highways and roads, water and sewer systems and a variety of other public purposes. The basic security of general obligation bonds is the issuer’s pledge of its faith, credit, and taxing power for the payment of principal and interest. The taxes that can be levied for the payment of debt service may be limited or unlimited as to rate and amount. Revenue bonds are generally secured by the net revenues derived from a particular facility or group of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source.

Revenue bonds have been issued to fund a wide variety of capital projects including: electric, gas, water, sewer and solid waste disposal systems; highways, bridges and tunnels; port, airport and parking facilities; transportation systems; housing facilities, colleges and universities and hospitals. Although the principal security behind these bonds varies widely, many provide additional security in the form of a debt service reserve fund whose monies may be used to make principal and interest payments on the issuer’s obligations. Housing finance authorities have a wide range of security including partially or fully insured, rent subsidized and/or collateralized mortgages, and/or the net revenues from housing or other public projects. In addition to a debt service reserve fund, some authorities provide further security in the form of a state’s ability (without legal obligation) to make up deficiencies in the debt service reserve fund. Lease rental revenue bonds issued by a state or local authority for capital projects are normally secured by annual lease rental payments from the state or locality to the authority sufficient to cover debt service on the authority’s obligations. Such payments are usually subject to annual appropriations by the state or locality. Industrial development and pollution control bonds, although nominally issued by municipal authorities, are in most cases revenue bonds and are generally not secured by the taxing power of the municipality, but are usually secured by the revenues derived by the authority from payments of the industrial user or users. The Fund may on occasion acquire revenue bonds which carry warrants or similar rights covering equity securities. Such warrants or rights may be held indefinitely, but if exercised, the Fund anticipates that it would, under normal circumstances, dispose of any equity securities so acquired within a reasonable period of time.

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The obligations of any person or entity to pay the principal of and interest on a municipal obligation are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. Certain bond structures may be subject to the risk that a taxing authority may issue an adverse ruling regarding tax-exempt status. There is also the possibility that as a result of adverse economic conditions (including unforeseen financial events, natural disasters and other conditions that may affect an issuer’s ability to pay its obligations), litigation or other conditions, the power or ability of any person or entity to pay when due principal of and interest on a municipal obligation may be materially affected or interest and principal previously paid may be required to be refunded. There have been recent instances of defaults and bankruptcies involving municipal obligations which were not foreseen by the financial and investment communities. The Fund will take whatever action it considers appropriate in the event of anticipated financial difficulties, default or bankruptcy of either the issuer of any municipal obligation or of the underlying source of funds for debt service. Such action may include retaining the services of various persons or firms (including affiliates of the investment adviser) to evaluate or protect any real estate, facilities or other assets securing any such obligation or acquired by the Fund as a result of any such event, and the Fund may also manage (or engage other persons to manage) or otherwise deal with any real estate, facilities or other assets so acquired. The Fund anticipates that real estate consulting and management services may be required with respect to properties securing various municipal obligations in its portfolio or subsequently acquired by the Fund. The Fund will incur additional expenditures in taking protective action with respect to portfolio obligations in (or anticipated to be in) default and assets securing such obligations.

The yields on municipal obligations will be dependent on a variety of factors, including purposes of issue and source of funds for repayment, general money market conditions, general conditions of the municipal bond market, size of a particular offering, maturity of the obligation and rating of the issue. The ratings of Moody’s, S&P and Fitch represent their opinions as to the quality of the municipal obligations which they undertake to rate. It should be emphasized, however, that ratings are based on judgment and are not absolute standards of quality. Consequently, municipal obligations with the same maturity, coupon and rating may have different yields while obligations of the same maturity and coupon with different ratings may have the same yield. In addition, the market price of such obligations will normally fluctuate with changes in interest rates, and therefore the net asset value of the Fund will be affected by such changes.

State and Sector Concentration. The Fund may invest 25% or more of its total assets in municipal obligations whose issuers are located in the same state or in municipal obligations in certain sectors. Municipal obligations of issuers located in a single state may be adversely affected by economic developments (including insolvency of an issuer) and by legislation and other governmental activities in that state. There could be economic, business or political developments or court decisions that adversely affect all municipal obligations in the same sector. In particular, investments in revenue bonds might involve (without limitation) the following risks.

Hospital bond ratings are often based on feasibility studies which contain projections of expenses, revenues and occupancy levels. Among the influences affecting a hospital’s gross receipts and net income available to service its debt are demand for hospital services, the ability of the hospital to provide the services required, management capabilities, economic developments in the service area, efforts by insurers and government agencies to limit rates and expenses, confidence in the hospital, service area economic developments, competition, availability and expense of malpractice insurance, Medicaid and Medicare funding and possible federal legislation limiting the rates of increase of hospital charges.

Electric utilities face problems in financing large construction programs in an inflationary period, cost increases and delay occasioned by safety and environmental considerations (particularly with respect to nuclear facilities), difficulty in obtaining fuel at reasonable prices, and in achieving timely and adequate rate relief from regulatory commissions, effects of energy conservation and limitations on the capacity of the capital market to absorb utility debt.

Industrial development bonds (“IDBs”) are normally secured only by the revenues from the project and not by state or local government tax payments, they are subject to a wide variety of risks, many of which relate to the nature of the specific project. Generally, IDBs are sensitive to the risk of a slowdown in the economy.

Standard tobacco bonds are secured by a single source of revenue, installment payments made by tobacco companies stemming from the settlement of lawsuits brought against them by various states (the “Master Settlement Agreement”). Appropriation backed tobacco bonds are supported by the same Master Settlement Agreement payments as standard tobacco bonds, but are also subject to a state’s pledge that the governor will request an appropriation of funds in its annual budget for debt service if Master Settlement Agreement revenues are insufficient. These payments are not generally fixed but rather are tied to the volume of the company’s U.S. sales of cigarettes. Tobacco bonds are subject to several risks, including the risk that cigarette consumption declines or that a tobacco company

3

defaults on its obligation to make payments to the state. Escrowed tobacco bonds no longer rely on Master Settlement Agreement revenue as security, and are backed by a variety of government securities.

In addition, the airline industry continues to evolve. A number of major carriers have either emerged from bankruptcy or are currently in bankruptcy. Recent problems include, but are not limited to, increased competition, labor and union conflicts, greater security costs and fluctuating jet fuel prices. Court rulings have given some guidance to the viability of collateral structures. However, there is still uncertainty as to the strength of collateral pledged under various security systems.

Certain tax-exempt bonds issued by Native American tribes may be subject to the risk that a taxing authority would determine that the income from such bonds is not eligible for tax-exempt status. In the event of any final adverse ruling to this effect, holders of such bonds may be subject to penalties.

Insured Obligations. The Fund may purchase municipal obligations insured as to their scheduled payment of principal and interest or municipal obligations that are additionally secured by bank credit agreements or escrow accounts.

The credit quality of companies which provide such credit enhancements will affect the value of those securities. Although the insurance feature reduces certain financial risks, the premiums for insurance and the higher market price sometimes paid for insured obligations may reduce the Fund’s current yield. Insurance generally will be obtained from insurers with a claims-paying ability rated Aaa by Moody’s or AAA by S&P or Fitch. See Appendix E for a description of the claims-paying ability ratings of S&P and Moody’s. The insurance does not guarantee the market value of the insured obligation or the net asset value of the Fund’s shares. To the extent that securities held by the Fund are insured as to principal and interest payments by insurers whose claims-paying ability rating is downgraded by Moody’s, S&P or Fitch, the value of such securities may be affected.

Credit Quality. While municipal obligations rated investment grade or below and comparable unrated municipal obligations may have some quality and protective characteristics, these characteristics can be expected to be offset or outweighed by uncertainties or major risk exposures to adverse conditions. Lower rated and comparable unrated municipal obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on the obligations (credit risk) and may also be subject to greater price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer and general market liquidity (market risk). Lower rated or unrated municipal obligations are also more likely to react to real or perceived developments affecting market and credit risk than are more highly rated obligations, which react primarily to movements in the general level of interest rates.

Municipal obligations held by the Fund which are rated below investment grade but which, subsequent to the assignment of such rating, are backed by escrow accounts containing U.S. Government obligations may be determined by the investment adviser to be of investment grade quality for purposes of the Fund’s investment policies. The Fund may retain in its portfolio an obligation whose rating drops after its acquisition, including defaulted obligations, if such retention is considered desirable by the investment adviser; provided, however, that holdings of obligations rated below Baa or BBB will be less than 35% of net assets and holdings rated below B will be less than 10% of net assets. In the event the rating of an obligation held by the Fund is downgraded, causing the Fund to exceed this limitation, the investment adviser will (in an orderly fashion within a reasonable period of time) dispose of such obligations as it deems necessary in order to comply with the Fund’s credit quality limitations. In the case of a defaulted obligation, the Fund may incur additional expense seeking recovery of its investment. See “Portfolio of Investments” in the “Financial Statements” incorporated by reference into this SAI with respect to any defaulted obligations held by the Fund.

When the Fund invests in lower rated or unrated municipal obligations, the achievement of the Fund’s goals is more dependent on the investment adviser’s ability than would be the case if the Fund were investing in municipal obligations in the higher rating categories. In evaluating the credit quality of a particular issue, whether rated or unrated, the investment adviser may take into consideration, among other things, the financial resources of the issuer (or, as appropriate, of the underlying source of funds for debt service), its sensitivity to economic conditions and trends, any operating history of and the community support for the facility financed by the issue, the ability of the issuer’s management and regulatory matters. The investment adviser may also purchase structured derivative products with greater or lesser credit risk than the underlying bonds. Such bonds may be rated investment grade, as well as below investment grade. For a description of municipal bond ratings, see Appendix E.

Municipal Leases. The Fund may invest in municipal leases and participations therein, which arrangements frequently involve special risks. Municipal leases are obligations in the form of a lease, installment purchase or conditional sales contract (which typically provide for the title to the leased asset to pass to the governmental issuer) which is issued by state or local governments to acquire equipment and facilities. Interest income from such obligations is generally exempt from local and state taxes in the state of issuance. “Participations” in such leases are undivided interests in a portion of the total obligation. Participations entitle their holders to receive

4

a pro rata share of all payments under the lease. The obligation of the issuer to meet its obligations under such leases is often subject to the appropriation by the appropriate legislative body, on an annual or other basis, of funds for the payment of the obligations. Investments in municipal leases are thus subject to the risk that the legislative body will not make the necessary appropriation and the issuer will not otherwise be willing or able to meet its obligation.

Certain municipal lease obligations owned by the Fund may be deemed illiquid for the purpose of the Fund’s 15% limitation on investments in illiquid securities, unless determined by the investment adviser, pursuant to guidelines adopted by the Trustees, to be liquid securities for the purpose of such limitation. In determining the liquidity of municipal lease obligations, the investment adviser will consider the factors it believes are relevant to the marketability of the obligation, to the extent that information regarding such factor is available to the investment adviser and pertinent to the liquidity determination, which may include: (1) the willingness of dealers to bid for the obligation; (2) the number of dealers willing to purchase or sell the obligation and the number of other potential buyers; (3) the frequency of trades and quotes for the obligation; (4) the nature of the marketplace trades, including the time needed to dispose of the obligation, the method of soliciting offers, and the mechanics of transfer; (5) the willingness of the governmental issuer to continue to appropriate funds for the payment of the obligation; (6) how likely or remote an event of nonappropriation may be, which depends in varying degrees on a variety of factors, including those relating to the general creditworthiness of the governmental issuer, its dependence on its continuing access to the credit markets, and the importance to the issuer of the equipment, property or facility covered by the lease or contract; (7) the rating, if any, assigned to the obligation and/or the governmental issuer by any nationally recognized statistical rating organization; (8) whether the obligation is insured as to the timely payment of principal and interest; and (9) all factors and information unique to the obligation in determining its liquidity. If the municipal lease obligation is insured as to the timely payment of principal and interest, or if the obligation has an investment grade rating (rated BBB or Baa or higher), the investment adviser will consider the obligation to be liquid. In the event the Fund acquires an unrated municipal lease obligation, the investment adviser will be responsible for determining the credit quality of such obligation on an ongoing basis, including an assessment of the likelihood that the lease may or may not be cancelled.

Zero Coupon Bonds. Zero coupon bonds are debt obligations which do not require the periodic payment of interest and are issued at a significant discount from face value. The discount approximates the total amount of interest the bonds will accrue and compound over the period until maturity at a rate of interest reflecting the market rate of the security at the time of issuance. The Fund is required to accrue income from zero coupon bonds on a current basis, even though it does not receive that income currently in cash, and the Fund is required to distribute that income for each taxable year. Thus, the Fund may have to sell other investments to obtain cash needed to make income distributions.

When-Issued Securities. New issues of municipal obligations are sometimes offered on a “when-issued” basis, that is, delivery and payment for the securities normally take place within a specified number of days after the date of the Fund’s commitment and are subject to certain conditions such as the issuance of satisfactory legal opinions. The Fund may also purchase securities on a when-issued basis pursuant to refunding contracts in connection with the refinancing of an issuer’s outstanding indebtedness. Refunding contracts generally require the issuer to sell and the Fund to buy such securities on a settlement date that could be several months or several years in the future. The Fund may also purchase instruments that give the Fund the option to purchase a municipal obligation when and if issued.

The Fund will make commitments to purchase when-issued securities only with the intention of actually acquiring the securities, but may sell such securities before the settlement date if it is deemed advisable as a matter of investment strategy. The payment obligation and the interest rate that will be received on the securities are fixed at the time the Fund enters into the purchase commitment. When the Fund commits to purchase a security on a when-issued basis it records the transaction and reflects the value of the security in determining its net asset value. Securities purchased on a when-issued basis and the securities held by the Fund are subject to changes in value based upon the perception of the creditworthiness of the issuer and changes in the level of interest rates (i.e., appreciation when interest rates decline and depreciation when interest rates rise). Therefore, to the extent that the Fund remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be greater fluctuations in the Fund’s net asset value than if it solely set aside cash to pay for when-issued securities.

Credit Derivatives. The Fund may invest in credit default swaps, total return swaps or credit options. In a credit default swap, the buyer of credit protection (or seller of credit risk) agrees to pay the counterparty a fixed, periodic premium for a specified term. In return, the counterparty agrees to pay a contingent payment to the buyer in the event of an agreed upon credit occurrence with respect to a particular reference entity. In a total return swap, the buyer receives a periodic return equal to the total economic return of a specified security, securities or index, for a specified period of time. In return, the buyer pays the counterparty a variable stream of payments, typically based upon short term interest rates, possibly plus or minus an agreed upon spread. Credit options are options whereby the purchaser has the right, but not the obligation, to enter into a transaction involving either an asset with inherent credit risk

5

or a credit derivative, at terms specified at the initiation of the option. Transactions in derivative instruments involve a risk of loss or depreciation due to: unanticipated adverse changes in securities prices, interest rates, indices, the other financial instruments’ prices or currency exchange rates; the inability to close out a position; default by the counterparty; imperfect correlation between a position and the desired hedge; tax constraints on closing out positions; and portfolio management constraints on securities subject to such transactions. Derivative instruments may sometimes increase or leverage exposure to a particular market risk, thereby increasing price volatility.

Redemption, Demand and Put Features and Put Options. Issuers of municipal obligations reserve the right to call (redeem) the bond. If an issuer redeems securities held by the Fund during a time of declining interest rates, the Fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed. Also, some bonds may have “put” or “demand” features that allow early redemption by the bondholder. Longer term fixed-rate bonds may give the holder a right to request redemption at certain times (often annually after the lapse of an intermediate term). These bonds are more defensive than conventional long term bonds (protecting to some degree against a rise in interest rates) while providing greater opportunity than comparable intermediate term bonds, because the Fund may retain the bond if interest rates decline.

Liquidity and Protective Put Options. The Fund may enter into a separate agreement with the seller of the security or some other person granting the Fund the right to put the security to the seller thereof or the other person at an agreed upon price. The Fund intends to limit this type of transaction to institutions (such as banks or securities dealers) which the investment adviser believes present minimal credit risks and would engage in this type of transaction to facilitate portfolio liquidity or (if the seller so agrees) to hedge against rising interest rates. There is no assurance that this kind of put option will be available to the Fund or that selling institutions will be willing to permit the Fund to exercise a put to hedge against rising interest rates. The Fund does not expect to assign any value to any separate put option which may be acquired to facilitate portfolio liquidity, inasmuch as the value (if any) of the put will be reflected in the value assigned to the associated security; any put acquired for hedging purposes would be valued in good faith under methods or procedures established by the Trustees after consideration of all relevant factors, including its expiration date, the price volatility of the associated security, the difference between the market price of the associated security and the exercise price of the put, the creditworthiness of the issuer of the put and the market prices of comparable put options. Interest income generated by certain bonds having put or demand features may be taxable.

OTC Options. The Fund may enter into an agreement with a potential buyer of a municipal obligation that gives the buyer the right, but not the obligation, to purchase a municipal obligation held by the Fund at a particular price in the future and is commonly referred to as an over-the-counter option or OTC option. Such agreements will be entered solely to help facilitate the selling of municipal obligations, for instance, if the buyer wishes to lock in a price for a particular municipal obligation subject to performing due diligence on the issue or issuer. The buyer may not pay a premium for such option. The Fund may enter into such arrangements on up to 5% of the value of such Fund’s assets. There is a risk that the value of a municipal obligation underlying an option may appreciate above the value that the buyer has agreed to pay for the municipal obligation and therefore the Fund would not be entitled to the appreciation above such price.

Variable Rate Obligations. The Fund may purchase variable rate obligations. Variable rate instruments provide for adjustments in the interest rate at specified intervals (weekly, monthly, semiannually, etc.). The revised rates are usually set at the issuer’s discretion in which case the investor normally enjoys the right to “put” the security back to the issuer or his agent. Rate revisions may alternatively be determined by formula or in some other contractual fashion. Variable rate obligations normally provide that the holder can demand payment of the obligation on short notice at par with accrued interest and which are frequently secured by letters of credit or other support arrangements provided by banks. To the extent that such letters of credit or other arrangements constitute an unconditional guarantee of the issuer’s obligations, a bank may be treated as the issuer of a security for the purposes of complying with the diversification requirements set forth in Section 5(b) of the 1940 Act and Rule 5b-2 thereunder. The Fund would anticipate using these bonds as cash equivalents pending longer term investment of its funds.

Inverse Floaters. The Fund may invest in residual interests in a trust that holds municipal securities (“inverse floaters”). The interest rate payable on an inverse floater bears an inverse relationship to the interest rate on another security issued by the trust. Because changes in the interest rate on the other security inversely affect the interest paid on the inverse floater, the value and income of an inverse floater is generally more volatile than that of a fixed rate bond. Inverse floaters have interest rate adjustment formulas which generally reduce or, in the extreme, eliminate the interest paid to the Fund when short-term interest rates rise, and increase the interest paid to the Fund when short-term interest rates fall. Inverse floaters have varying degrees of liquidity, and the market for these securities is relatively volatile. These securities tend to underperform the market for fixed rate bonds in a rising long-term interest rate environment, but tend to outperform the market for fixed rate bonds when long-term interest rates decline. Although volatile, inverse floaters typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality and

6

maturity. These securities usually permit the investor to convert the floating rate to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time. While inverse floaters expose the Fund to leverage risk because they provide two or more dollars of bond market exposure for every dollar invested, they are not subject to a Fund’s restrictions on borrowings.

Under certain circumstances, the Fund may enter into a so-called shortfall and forbearance agreement with the sponsor of an inverse floater held by the Fund. Such agreements commit the Fund to reimburse the sponsor of such inverse floater, upon the termination of the trust issuing the inverse floater, the difference between the liquidation value of the underlying security (which is the basis of the inverse floater) and the principal amount due to the holders of the floating rate security issued in conjunction with the inverse floater. Absent a shortfall and forebearance agreement, the Fund would not be required to make such a reimbursement. If the Fund chooses not to enter into such an agreement, the inverse floater could be terminated and the Fund could incur a loss.

Interest Rate Swaps and Forward Rate Contracts. Interest rate swaps involve the exchange by the Fund with another party of their respective commitments to pay or receive interest, e.g., an exchange of fixed rate payments for floating rate payments. The Fund will only enter into interest rate swaps on a net basis, i.e., the two payment streams are netted out with the Fund receiving or paying, as the case may be, only the net amount of the two payments. The Fund may also enter forward rate contracts. Under these contracts, the buyer locks in an interest rate at a future settlement date. If the interest rate on the settlement date exceeds the lock rate, the buyer pays the seller the difference between the two rates. If the lock rate exceeds the interest rate on the settlement date, the seller pays the buyer the difference between the two rates. Any such gain received by the Fund would be taxable.

If the other party to an interest rate swap or forward rate contract defaults, the Fund’s risk of loss consists of the net amount of payments that the Fund is contractually entitled to receive. The net amount of the excess, if any, of the Fund’s obligations over its entitlements will be maintained in a segregated account by the Fund’s custodian. The Fund will not enter into any interest rate swap or forward rate contract unless the claims-paying ability of the other party thereto is considered to be investment grade by the investment adviser. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreements related to the transaction. These instruments are traded in the overthe- counter market.

Illiquid Obligations. At times, a substantial portion of the Fund’s assets may be invested in securities as to which the Fund, by itself or together with other accounts managed by the investment adviser and its affiliates, holds a major portion or all of such securities. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund could find it more difficult to sell such securities when the investment adviser believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. Under such circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value. Illiquid securities may also include those legally restricted as to resale, and securities eligible for resale pursuant to Rule 144A thereunder. Rule 144A securities may be treated as liquid securities if the investment adviser determines that such treatment is warranted. Even if determined to be liquid, holdings of these securities may increase the level of Fund illiquidity if eligible buyers become uninterested in purchasing them.

The secondary market for some municipal obligations issued within a state (including issues which are privately placed with the Fund) is less liquid than that for taxable debt obligations or other more widely traded municipal obligations. The Fund will not own illiquid securities if more than 15% of its net assets would be invested in securities that are not readily marketable. No established resale market exists for certain of the municipal obligations in which the Fund may invest. The market for obligations rated below investment grade is also likely to be less liquid than the market for higher rated obligations. As a result, the Fund may be unable to dispose of these municipal obligations at times when it would otherwise wish to do so at the prices at which they are valued.

Futures Contracts and Options on Futures Contracts. A change in the level of interest rates may affect the value of the securities held by the Fund (or of securities that the Fund expects to purchase). To hedge against changes in rates or as a substitute for the purchase of securities, the Fund may enter into (i) futures contracts for the purchase or sale of debt securities and (ii) futures contracts on securities indices. All futures contracts entered into by the Fund are traded on exchanges or boards of trade that are licensed and regulated by the CFTC and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant exchange. The Fund may purchase and write call and put options on futures contracts which are traded on a United States exchange or board of trade. The Fund will be required, in connection with transactions in futures contracts and the writing of options on futures, to make margin deposits, which will be held by the futures commission merchant through whom the Fund engages in such futures and options transactions.

Some futures contracts and options thereon may become illiquid under adverse market conditions. In addition, during periods of market volatility, a commodity exchange may suspend or limit transactions in an exchange-traded instrument, which may make the

7

instrument temporarily illiquid and difficult to price. Commodity exchanges may also establish daily limits on the amount that the price of a futures contract or futures option can vary from the previous day’s settlement price. Once the daily limit is reached, no trades may be made that day at a price beyond the limit. This may prevent the Fund from closing out positions and limiting its losses.

The Fund will engage in futures and related options transactions for either hedging or non-hedging purposes. The Fund will determine that the price fluctuations in the futures contracts and options on futures used for hedging purposes are substantially related to price fluctuations in securities held by the Fund or which it expects to purchase. The Fund will engage in transactions in futures and related options contracts only to the extent such transactions are consistent with the requirements of the Code, for maintaining qualification of the Fund as a regulated investment company for federal income tax purposes. The Fund has claimed an exclusion from the definition of a Commodity Pool Operator (“CPO”) under the Commodity Exchange Act and therefore is not subject to registration or regulation as a CPO.

Asset Coverage. To the extent required by SEC guidelines, the Fund will only engage in transactions that expose it to an obligation to another party if it owns either (1) an offsetting (“covered”) position for the same type of financial asset, or (2) cash or liquid securities, segregated with its custodian, with a value sufficient at all times to cover its potential obligations not covered as provided in (1). Assets used as cover or segregated with the custodian cannot be sold while the position(s) requiring cover is open unless replaced with other appropriate assets. As a result, if a large portion of assets is segregated or committed as cover, it could impede portfolio management or the ability to meet redemption requests or other current obligations.

Temporary Investments. Cash equivalents are highly liquid, short-term securities such as commercial paper, time deposits, certificates of deposit, short-term notes and short-term U.S. Government obligations. These securities may be subject to federal income, state income and/or other taxes.

Portfolio Turnover. The Fund may sell (and later purchase) securities in anticipation of a market decline (a rise in interest rates) or purchase (and later sell) securities in anticipation of a market rise (a decline in interest rates). Securities may also be purchased and sold based on their relative value in the marketplace. The Fund cannot accurately predict its portfolio turnover rate, but it is anticipated that the annual portfolio turnover rate will generally not exceed 100% (excluding turnover of securities having a maturity of one year or less). A 100% annual turnover rate could occur, for example, if all the securities held by the Fund were replaced once in a period of one year. A high turnover rate (100% or more) necessarily involves greater expenses to the Fund. Historical turnover rate(s) are included in the Financial Highlights table(s) in the Prospectus.

Diversified Status. The Fund is a “diversified” investment company under the 1940 Act. This means that with respect to 75% of its total assets (1) it may not invest more than 5% of its total assets in the securities of any one issuer (except U.S. Government obligations) and (2) it may not own more than 10% of the outstanding voting securities of any one issuer. With respect to no more than 25% of its total assets, investments are not subject to the foregoing restrictions.

INVESTMENT RESTRICTIONS The following investment restrictions of the Fund are designated as fundamental policies and as such cannot be changed without the approval of the holders of a majority of the Fund’s outstanding voting securities, which as used in this SAI means the lesser of: (a) 67% of the shares of the Fund present or represented by proxy at a meeting if the holders of more than 50% of the outstanding shares are present or represented at the meeting; or (b) more than 50% of the outstanding shares of the Fund. Accordingly, the Fund may not:

     (1) Borrow money, except as permitted by the 1940 Act;

     (2) Issue senior securities, as defined in the 1940 Act, other than (i) preferred shares which immediately after issuance will have asset coverage of at least 200%, (ii) indebtedness which immediately after issuance will have asset coverage of at least 300%, or (iii) the borrowings permitted by investment restriction (1) above;

     (3) Purchase securities on margin (but the Fund may obtain such short-term credits as may be necessary for the clearance of purchases and sales of securities). The purchase of investment assets with the proceeds of a permitted borrowing or securities offering will not be deemed to be the purchase of securities on margin;

     (4) Underwrite securities issued by other persons, except insofar as it may technically be deemed to be an underwriter under the Securities Act of 1933 in selling or disposing of a portfolio investment;

8

     (5) Make loans to other persons, except by (a) the acquisition of loan interests, debt securities and other obligations in which the Fund is authorized to invest in accordance with its investment objective and policies, (b) entering into repurchase agreements, and (c) lending its portfolio securities;

     (6) Purchase or sell real estate, although it may purchase and sell securities which are secured by interests in real estate and securities of issuers which invest or deal in real estate. The Fund reserves the freedom of action to hold and to sell real estate acquired as a result of the ownership of securities;

     (7) Purchase or sell physical commodities or contracts for the purchase or sale of physical commodities. Physical commodities do not include futures contracts with respect to securities, securities indices or other financial instruments;

     (8) Invest more than 25% of its total assets in issuers in any one industry.

     (9) With respect to 75% of its total assets, invest more than 5% of its total assets (taken at current value) in the securities of any one issuer, or invest in more than 10% of the outstanding voting securities of any one issuer, except obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and except securities of other investment companies;

For purposes of the Fund's investment restrictions, the determination of the "issuer" of a municipal obligation which is not a general obligation bond will be made by the Adviser on the basis of the characteristics of the obligation and other relevant factors, the most significant of which is the source of funds committed to meeting interest and principal payments of such obligation.

The Fund may borrow money as a temporary measure for extraordinary or emergency purposes, including the payment of dividends and the settlement of securities transactions which otherwise might require untimely dispositions of Fund securities. The 1940 Act currently requires that the Fund have 300% asset coverage with respect to all borrowings other than temporary borrowings.

For purposes of construing restriction (8), securities of the U.S. Government, its agencies, or instrumentalities are not considered to represent industries. Municipal obligations backed by the credit of a governmental entity are also not considered to represent industries. However, municipal obligations backed only by the assets and revenues of non-governmental users may for this purpose be deemed to be issued by such non-governmental users. The foregoing 25% limitation would apply to these issuers. As discussed in the Prospectus and this SAI, the Fund may invest more than 25% of its total assets in certain economic sectors, such as revenue bonds, housing, hospitals and other health care facilities, and industrial development bonds. The Fund reserves the right to invest more than 25% of total assets in each of these sectors.

The Fund has adopted the following nonfundamental investment policy which may be changed by the Trustees without approval of the Fund's shareholders. As a matter of nonfundamental policy, the Fund may not make short sales of securities or maintain a short position, unless at all times when a short position is open it either owns an equal amount of such securities or owns securities convertible into or exchangeable, without payment of any further consideration, for securities of the same issue as, and equal in amount to, the securities sold short.

Upon Board of Trustee approval, the Fund may invest more than 10% of its total assets in one or more other management investment companies (or may invest in affiliated investment companies) to the extent permitted by the 1940 Act and rules thereunder.

Whenever an investment policy or investment restriction set forth in the Prospectus or this SAI states a maximum percentage of assets that may be invested in any security or other asset or describes a policy regarding quality standards, such percentage limitation or standard shall be determined immediately after and as a result of the Fund's acquisition of such security or asset. Accordingly, any later increase or decrease resulting from a change in values, assets or other circumstances will not compel the Fund to dispose of such security or other asset. Notwithstanding the foregoing, the Fund must always be in compliance with the borrowing policies set forth above.

Trustees and officers

The Trustees of the Fund are responsible for the overall management and supervision of the affairs of the Fund. The Trustees and officers of the Fund are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. The "noninterested Trustees" consist of those Trustees who are not "interested persons" of the

9

Fund, as that term is defined under the 1940 Act. The business address of each Trustee and officer is Two International Place, Boston, Massachusetts 02110. As used in this SAI, "EVC" refers to Eaton Vance Corp., "EV" refers to Eaton Vance, Inc., "BMR" refers to Boston Management and Research, and "EVD" refers to Eaton Vance Distributors Inc. EVC and EV are the corporate parent and trustee, respectively, of Eaton Vance and BMR.

Number of
Portfolios in Fund
		Term of Office				Complex
Name and	Position(s)	and Length of	Principal Occupation(s)			Overseen by
Date of Birth	with the Fund	Service	During Past Five Years			Trustee(1)	Other Directorships Held
Interested Trustee

THOMAS E. FAUST	Trustee	Since 2007	Chairman, Chief Executive Officer			173	Director of EVC
JR.			and President of EVC, Director and
President of EV, Chief Executive
5/31/58			Officer and President of Eaton
Vance and BMR, and Director of
EVD. Trustee and/or officer of 173
registered investment companies
			and	4 private	investment
companies managed by Eaton
Vance or BMR. Mr. Faust is an
interested person because of his
positions with BMR, Eaton Vance,
EVC, EVD and EV, which are
affiliates of the Fund.
Noninterested Trustees

BENJAMIN C. ESTY	Trustee	Since 2005	Roy and Elizabeth Simmons			173	None
1/2/63			Professor of Business
Administration, Harvard
University Graduate School of
Business Administration.

ALLEN R.	Trustee	Since 2007	Former Chairman (2002-2004) and			173	Director of Assurant, Inc.
FREEDMAN			a Director (1983-2004) of Systems				(insurance provider), and
			& Computer Technology Corp.				Stonemor Partners L.P.
4/3/40			(provider of software to higher				(owner and operator of
			education). Formerly, a Director of				cemeteries)
Loring Ward International (fund
distributor) (2005-2007).
Formerly, Chairman and a Director
of Indus International, Inc.
(provider of enterprise management
software to the power generating
industry) (2005-2007).

WILLIAM H. PARK	Trustee	Since 2003	Vice Chairman, Commercial			173	None
Industrial Finance Corp. (specialty
9/19/47			finance company) (since 2006).
Formerly, President and Chief
Executive Officer, Prizm Capital
Management, LLC (investment
management firm) (2002-2005).

RONALD A.	Trustee	Since 2003	Professor of Law, Georgetown			173	None
PEARLMAN			University Law Center.
7/10/40

10

Number of
Portfolios in Fund
		Term of Office		Complex
Name and	Position(s)	and Length of	Principal Occupation(s)	Overseen by
Date of Birth	with the Fund	Service	During Past Five Years	Trustee(1)	Other Directorships Held
HELEN FRAME	Trustee	Since 2008	Professor of Finance, Carroll	173	Director	of Federal
PETERS			School of Management, Boston		Home Loan Bank of
			College. Adjunct Professor of		Boston (a bank for
3/22/48			Finance, Peking University,		banks)	and	BJ’s
			Beijing, China (since 2005).		Wholesale	Club,	Inc.
(wholesale club retailer);
Trustee of SPDR Index
Shares Funds and SPDR
Series Trust (exchange
traded funds)

HEIDI L. STEIGER	Trustee	Since 2007	Managing Partner, Topridge	173	Director of Nuclear
7/8/53			Associates LLC (global wealth		Electric Insurance Ltd.
			management firm) (since 2008);		(nuclear insurance
			Senior Adviser (since 2008),		provider) and Aviva
			President (2005-2008),		USA (insurance
			Lowenhaupt Global Advisors, LLC		provider)
(global wealth management firm).
Formerly, President and
Contributing Editor, Worth
Magazine (2004-2005). Formerly,
Executive Vice President and
Global Head of Private Asset
Management (and various other
positions), Neuberger Berman
(investment firm) (1986-2004).

LYNN A. STOUT	Trustee	Since 1998	Paul Hastings Professor of	173	None
9/14/57			Corporate and Securities Law
(since 2006) and Professor of Law
(2001-2006), University of
California at Los Angeles School
of Law.

RALPH F. VERNI	Chairman of the	Chairman of the	Consultant and private investor.	173	None
1/26/43	Board and Trustee	Board since 2007;
Trustee since
2005

(1) Includes both master and feeder funds in a master-feeder structure.

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PRINCIPAL OFFICERS WHO ARE NOT TRUSTEES

Term of Office
	Position(s)	and Length
Name and Date of Birth	with the Fund	of Service	Principal Occupations During Past Five Years
ROBERT B.	President	Since 2005	Vice President of Eaton Vance and BMR. Officer of 90 registered
MACINTOSH			investment companies managed by Eaton Vance or BMR.
1/22/57

WILLIAM H. AHERN,	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of 75 registered
JR.			investment companies managed by Eaton Vance or BMR.
7/28/59

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Term of Office
	Position(s)	and Length
Name and Date of Birth	with the Fund	of Service	Principal Occupations During Past Five Years
CYNTHIA J. CLEMSON	Vice President	Since 2004	Vice President of Eaton Vance and BMR. Officer of 90 registered
3/2/63			investment companies managed by Eaton Vance or BMR.

THOMAS M. METZOLD	Vice President	Since 1998	Vice President of Eaton Vance and BMR. Officer of 44 registered
8/3/58			investment companies managed by Eaton Vance or BMR.

BARBARA E.	Treasurer	Since 2005	Vice President of Eaton Vance and BMR. Officer of 173
CAMPBELL			registered investment companies managed by Eaton Vance or
6/19/57			BMR.

MAUREEN A. GEMMA	Secretary and	Secretary since	Vice President of Eaton Vance and BMR. Officer of 173
5/24/60	Chief Legal	2007 and Chief	registered investment companies managed by Eaton Vance or
	Officer	Legal Officer	BMR.
since 2008

PAUL M. O’NEIL	Chief Compliance	Since 2004	Vice President of Eaton Vance and BMR. Officer of 173
7/11/53	Officer		registered investment companies managed by Eaton Vance or
BMR.

The Board of Trustees of the Trust and the Portfolio have several standing Committees, including the Governance Committee, the Audit Committee, the Portfolio Management Committee, the Compliance Reports and Regulatory Matters Committee and the Contract Review Committee (formerly, the Special Committee). Each of the Committees are comprised of only noninterested Trustees.

Mmes. Stout (Chair), Peters and Steiger and Messrs. Esty, Freedman, Park, Pearlman and Verni are members of the Governance Committee. The purpose of the Governance Committee is to consider, evaluate and make recommendations to the Board of Trustees with respect to the structure, membership and operation of the Board of Trustees and the Committees thereof, including the nomination and selection of noninterested Trustees and a Chairperson of the Board of Trustees and the compensation of such persons. During the fiscal year ended November 30, 2008, the Governance Committee convened seven times.

The Governance Committee will, when a vacancy exists or is anticipated, consider any nominee for noninterested Trustee recommended by a shareholder if such recommendation is submitted in writing to the Governance Committee, contains sufficient background information concerning the candidate, including evidence the candidate is willing to serve as a noninterested Trustee if selected for the position, and is received in a sufficiently timely manner.

Messrs. Reamer (Chair), Park and Verni and Mmes. Steiger and Stout are members of the Audit Committee. The Board of Trustees has designated Mr. Park, a noninterested Trustee, as audit committee financial expert. The Audit Committee’s purposes are to (i) oversee the Fund and Portfolio’s accounting and financial reporting processes, its internal control over financial reporting, and, as appropriate, the internal control over financial reporting of certain service providers; (ii) oversee or, as appropriate, assist Board oversight of the quality and integrity of the Fund and Portfolio’s financial statements and the independent audit thereof; (iii) oversee, or, as appropriate, assist Board oversight of, the Fund and Portfolio’s compliance with legal and regulatory requirements that relate to the Fund and Portfolio’s accounting and financial reporting, internal control over financial reporting and independent audits; (iv) approve prior to appointment the engagement and, when appropriate, replacement of the independent registered public accounting firm, and, if applicable, nominate the independent registered public accounting firm to be proposed for shareholder ratification in any proxy statement of the Fund; (v) evaluate the qualifications, independence and performance of the independent registered public accounting firm and the audit partner in charge of leading the audit; and (vi) prepare, as necessary, audit committee reports consistent with the requirements of applicable SEC and stock exchange rules for inclusion in the proxy statement of the Fund. During the fiscal year ended November 30, 2008, the Audit Committee convened six times.

Messrs. Verni (Chair), Esty, Freedman, Park and Pearlman and Ms. Peters are currently members of the Contract Review Committee. The purposes of the Contract Review Committee are to consider, evaluate and make recommendations to the Board of Trustees concerning the following matters: (i) contractual arrangements with each service provider to the Fund and Portfolio , including advisory, sub-advisory, transfer agency, custodial and fund accounting, distribution services and administrative services; (ii) any and all other matters in which any service provider (including Eaton Vance or any affiliated entity thereof) has an actual or potential

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conflict of interest with the interests of the Fund, Portfolio or investors therein; and (iii) any other matter appropriate for review by the noninterested Trustees, unless the matter is within the responsibilities of the other Committees of the Board of Trustees. During the fiscal year ended November 30, 2008, the Contract Review Committee convened ten times.

Messrs. Esty (Chair) and Freedman and Ms. Peters are currently members of the Portfolio Management Committee. The purposes of the Portfolio Management Committee are to: (i) assist the Board of Trustees in its oversight of the portfolio management process employed by the Funds and the Portfolio and their investment adviser and sub-adviser(s), if applicable, relative to the Funds’ and the Portfolio’ s stated objective(s), strategies and restrictions; (ii) assist the Board of Trustees in its oversight of the trading policies and procedures and risk management techniques applicable to the Funds and the Portfolio ; and (iii) assist the Board of Trustees in its monitoring of the performance results of all Funds and Portfolios , giving special attention to the performance of certain Funds and Portfolios that it or the Board of Trustees identifies from time to time. During the fiscal year ended November 30, 2008, the Portfolio Management Committee convened four times.

Mr. Pearlman (Chair) and Mmes. Steiger and Stout are currently members of the Compliance Reports and Regulatory Matters Committee. The purposes of the Compliance Reports and Regulatory Matters Committee are to: (i) assist the Board of Trustees in its oversight role with respect to compliance issues and certain other regulatory matters affecting the Funds and the Portfolio ; (ii) serve as a liaison between the Board of Trustees and the Funds’ and the Portfolio’ s Chief Compliance Officer (the “CCO”); and (iii) serve as a “qualified legal compliance committee” within the rules promulgated by the SEC. During the fiscal year ended December 31, 2008, the Compliance Reports and Regulatory Matters Committee convened four times.

Share Ownership. The following table shows the dollar range of equity securities beneficially owned by each Trustee in the Fund and in all Eaton Vance Funds overseen by the Trustee as of December 31, 2008. Interests in a Portfolio cannot be purchased by a Trustee.

Aggregate Dollar Range of Equity
	Dollar Range of Equity	Securities Owned in All Registered
	Securities	Funds Overseen by Trustee in the
Name of Trustee	Owned in the Fund	Eaton Vance Fund Complex
Interested Trustee
Thomas E. Faust Jr.	None	over $100,000
Noninterested Trustees
Benjamin C. Esty	None	over $100,000
Allen R. Freedman	None	over $100,000
William H. Park	None	over $100,000*
Ronald A. Pearlman	None	over $100,000
Helen Frame Peters	None	None
Heidi L. Steiger	None	None
Lynn A. Stout	None	over $100,000*
Ralph F. Verni	None	over $100,000*

* Includes shares which may be deemed to be beneficially owned through the Trustee Deferred Compensation Plan

As of December 31, 2008, no noninterested Trustee or any of their immediate family members owned beneficially or of record any class of securities of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD.

During the calendar years ended December 31, 2007 and December 31, 2008, no noninterested Trustee (or their immediate family members) had:

1.	Any direct or indirect interest in Eaton Vance, EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD;

2.	Any direct or indirect material interest in any transaction or series of similar transactions with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above; or

3.	Any direct or indirect relationship with (i) the Trust or any Fund; (ii) another fund managed by EVC, distributed by EVD or a person controlling, controlled by or under common control with EVC or EVD; (iii) EVC or EVD; (iv) a person controlling, controlled by or under common control with EVC or EVD; or (v) an officer of any of the above.

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During the calendar years ended December 31, 2007 and December 31, 2008, no officer of EVC, EVD or any person controlling, controlled by or under common control with EVC or EVD served on the Board of Directors of a company where a noninterested Trustee of the Trust or any of their immediate family members served as an officer.

Trustees of the Fund who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of a Trustees Deferred Compensation Plan (the “Trustees’ Plan”). Under the Trustees’ Plan, an eligible Trustee may elect to have his or her deferred fees invested by the Fund in the shares of one or more funds in the Eaton Vance Family of Funds, and the amount paid to the Trustees under the Trustees’ Plan will be determined based upon the performance of such investments. Deferral of Trustees’ fees in accordance with the Trustees’ Plan will have a negligible effect on the assets, liabilities, and net income per share of the Fund, and will not obligate the Fund to retain the services of any Trustee or obligate the Fund to pay any particular level of compensation to the Trustee. The Fund does not have a retirement plan for Trustees.

The fees and expenses of the Trustees of the Fund are paid by the Fund. (A Trustee of the Fund who is a member of the Eaton Vance organization receives no compensation from the Fund.) During the fiscal year ended November 30, 2008, the Trustees of the Fund earned the following compensation in their capacities as Trustees from the Fund. For the year ended December 31, 2008, the Trustees earned the following compensation in their capacities as Trustees of the funds in the Eaton Vance fund complex(1): [TO BE ADDED BY AMENDMENT]

Source of	Benjamin	Allen R.	William H.	Ronald A.	Helen Frame	Heidi L.	Lynn A.	Ralph F.
Compensation	C. Esty	Freedman	Park	Pearlman	Peters(1)	Steiger	Stout	Verni

Proxy Voting Policy. The Board of Trustees of the Fund have adopted a proxy voting policy and procedures (the “Fund Policy”), pursuant to which the Trustees have delegated proxy voting responsibility to the investment adviser and adopted the proxy voting policies and procedures of the investment adviser (the “Policies”). An independent proxy voting service has been retained to assist in the voting of Fund proxies through the provision of vote analysis, implementation and recordkeeping and disclosure services. The Trustees will review the Fund’s proxy voting records from time to time and will annually consider approving the Policies for the upcoming year. For a copy of the Fund Policy and investment adviser Policies, see Appendix B. Information on how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling 1-800-262-1122, and (2) on the SEC’s website at http://www.sec.gov.

Investment advisory and other services

The Investment Adviser. Eaton Vance, its affiliates and its predecessor companies have been managing assets of individuals and institutions since 1924 and of investment companies since 1931. They maintain a large staff of experienced fixed-income, senior loan and equity investment professionals to service the needs of their clients. The fixed-income group focuses on all kinds of taxable investment-grade and high-yield securities, tax-exempt investment-grade and high-yield securities, and U.S. Government securities. The senior loan group focuses on senior floating rate loans, unsecured loans and other floating rate debt securities such as notes, bonds and asset backed securities. The equity group covers stocks ranging from blue chip to emerging growth companies. Eaton Vance and its affiliates act as adviser to a family of mutual funds, and individual and various institutional accounts, including corporations, hospitals, retirement plans, universities, foundations and trusts.

The Fund will be responsible for all of its costs and expenses not expressly stated to be payable by Eaton Vance under the Advisory Agreement or Administration Agreement. Such costs and expenses to be borne by the Fund include, without limitation: custody and transfer agency fees and expenses, including those incurred for determining net asset value and keeping accounting books and records; expenses of pricing and valuation services; the cost of share certificates; membership dues in investment company organizations; expenses of acquiring, holding and disposing of securities and other investments; fees and expenses of registering under the securities laws; stock exchange listing fees and governmental fees; rating agency fees and preferred share remarketing expenses; expenses of reports to shareholders, proxy statements and other expenses of shareholders’ meetings; insurance premiums; printing and mailing expenses; interest, taxes and corporate fees; legal and accounting expenses; compensation and expenses of Trustees not affiliated with Eaton Vance; expenses of conducting repurchase offers for the purpose of repurchasing Fund shares; and investment advisory and administration fees. The Fund will also bear expenses incurred in connection with any litigation in which the Fund is a party and any legal obligation to indemnify its officers and Trustees with respect thereto, to the extent not covered by insurance.

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The Advisory Agreement with the Adviser continues in effect for an initial period of two years, and from year to year thereafter so long as such continuance is approved at least annually (i) by the vote of a majority of the noninterested Trustees of the Fund or of the Adviser, such vote being cast in person at a meeting specifically called for the purpose of voting on such approval and (ii) by the Board of Trustees of the Fund or by vote of a majority of the outstanding shares of the Fund. The Fund’s Administration Agreement continues in effect from year to year so long as such continuance is approved at least annually by the vote of a majority of the Fund’s Trustees. Each agreement may be terminated at any time without penalty on sixty (60) days’ written notice by the Trustees of the Fund or Eaton Vance, as applicable, or by vote of the majority of the outstanding shares of the Fund. Each agreement will terminate automatically in the event of its assignment. Each agreement provides that, in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations or duties to the Fund under such agreements on the part of Eaton Vance, Eaton Vance shall not be liable to the Fund for any loss incurred, to the extent not covered by insurance.

Pursuant to an investment advisory agreement between the Adviser and the Fund, the Fund has agreed to pay an investment advisory fee, payable on a monthly basis, at an annual rate of 0.70% of the average weekly gross assets of the Fund. Gross assets of the Fund shall be calculated by deducting accrued liabilities of the Fund not including the amount of any preferred shares outstanding or the principal amount of any indebtedness for money borrowed.

Eaton Vance is a business trust organized under the laws of The Commonwealth of Massachusetts. EV serves as trustee of Eaton Vance. EV and Eaton Vance are wholly-owned subsidiaries of EVC, a Maryland corporation and publicly-held holding company. EVC through its subsidiaries and affiliates engages primarily in investment management, administration and marketing activities. The Directors of EVC are Thomas E. Faust Jr., Ann E. Berman, Leo I. Higdon, Jr., Dorothy E. Puhy, Duncan W. Richardson and Winthrop H. Smith, Jr. All shares of the outstanding Voting Common Stock of EVC are deposited in a Voting Trust, the Voting Trustees of which are Mr. Faust, Jeffrey P. Beale, Cynthia J. Clemson, Maureen A. Gemma, Lisa Jones, Brian D. Langstraat, Michael R. Mach, Robert B. MacIntosh, Frederick S. Marius, Thomas M. Metzold, Scott H. Page, Mr. Richardson, Walter A. Row, III, G. West Saltonstall, Judith A. Saryan, David M. Stein, Payson F. Swaffield, Mark S. Venezia, Michael W. Weilheimer, Robert J. Whelan and Matthew J. Witkos (all of whom are officers of Eaton Vance or its affiliates). The Voting Trustees have unrestricted voting rights for the election of Directors of EVC. All of the outstanding voting trust receipts issued under said Voting Trust are owned by certain of the officers of Eaton Vance and its affiliates who are also officers, or officers and Directors of EVC and EV. As indicated under “Trustees and Officers,” all of the officers of the Trust (as well as Mr. Faust who is also a Trustee) hold positions in the Eaton Vance organization.

EVC and its affiliates and their officers and employees from time to time have transactions with various banks, including the custodian of the Fund, State Street Bank and Trust Company (“State Street”). It is Eaton Vance’s opinion that the terms and conditions of such transactions were not and will not be influenced by existing or potential custodial or other relationships between the Fund and such banks.

Portfolio Managers. The portfolio manager of the Fund is [ ]. [ ] manages other investment companies and/or investment accounts in addition to the Fund. The following tables show, as of [ ], the number of accounts each portfolio manager managed in each of the listed categories and the total assets in the accounts managed within each category. The table also shows the number of accounts with respect to which the advisory fee is based on the performance of the account, if any, and the total assets in those accounts. [TO BE ADDED BY AMENDMENT]

			Number of	Total assets
			accounts	of accounts
	Number		paying a	paying a
	of	Total assets of	performance	performance
	accounts	accounts*	fee	fee*

[ ]
Registered Investment Companies**
Other Pooled Investment Vehicles
Other Accounts
Andrew Sveen
Registered Investment Companies**
Other Pooled Investment Vehicles
Other Accounts

__________

* In millions of dollars.

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** For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.

[None of the portfolio managers beneficially owned shares of the Fund as of the date of this SAI. As of December 31, 2008, [ ] beneficially owned over $[ ] of funds in the Eaton Vance Fund Complex.] It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Fund’s investments on the one hand and the investments of other accounts for which the Fund manager is responsible for on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts he advises. In addition due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by a portfolio manager may compensate the investment adviser based on the performance of the securities held by that account. The existence of such a performance based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise his discretion in a manner that he believes is equitable to all interested persons. The investment adviser has adopted several policies and procedures designed to address these potential conflicts including: a code of ethics; and policies which govern the investment adviser’s trading practices, including among other things the aggregation and allocation of trades among clients, brokerage allocation, cross trades and best execution.

Compensation Structure of Eaton Vance. Compensation of the Adviser’s portfolio managers and other investment professionals has three primary components: (1) a base salary, (2) an annual cash bonus, and (3) annual stock-based compensation consisting of options to purchase shares of EVC’s nonvoting common stock and restricted shares of EVC’s nonvoting common stock. The Adviser’s investment professionals also receive certain retirement, insurance and other benefits that are broadly available to the Adviser’s employees. Compensation of the Adviser’s investment professionals is reviewed primarily on an annual basis. Cash bonuses, stock-based compensation awards, and adjustments in base salary are typically paid or put into effect at or shortly after the October 31st fiscal year end of EVC.

Method to Determine Compensation. The Adviser compensates its portfolio managers based primarily on the scale and complexity of their portfolio responsibilities and the total return performance of managed funds and accounts versus appropriate peer groups or benchmarks. In addition to rankings within peer groups of funds on the basis of absolute performance, consideration may also be given to relative risk-adjusted performance. Risk-adjusted performance measures include, but are not limited to, the Sharpe Ratio. Performance is normally based on periods ending on the September 30th preceding fiscal year end. Fund performance is normally evaluated primarily versus peer groups of funds as determined by Lipper Inc. and/or Morningstar, Inc. When a fund’s peer group as determined by Lipper or Morningstar is deemed by the investment adviser’s management not to provide a fair comparison, performance may instead be evaluated primarily against a custom peer group. In evaluating the performance of a fund and its manager, primary emphasis is normally placed on three-year performance, with secondary consideration of performance over longer and shorter periods. For funds that are tax-managed or otherwise have an objective of after-tax returns, performance is measured net of taxes. For other funds, performance is evaluated on a pre-tax basis. For funds with an investment objective other than total return (such as current income), consideration will also be given to the fund’s success in achieving its objective. For managers responsible for multiple funds and accounts, investment performance is evaluated on an aggregate basis, based on averages or weighted averages among managed funds and accounts. Funds and accounts that have performance-based advisory fees are not accorded disproportionate weightings in measuring aggregate portfolio manager performance.

The compensation of portfolio managers with other job responsibilities (such as heading an investment group or providing analytical support to other portfolios) will include consideration of the scope of such responsibilities and the managers’ performance in meeting them.

The Adviser seeks to compensate portfolio managers commensurate with their responsibilities and performance, and competitive with other firms within the investment management industry. The Adviser participates in investment-industry compensation surveys and utilizes survey data as a factor in determining salary, bonus and stock-based compensation levels for portfolio managers and other investment professionals. Salaries, bonuses and stock-based compensation are also influenced by the operating performance of the Adviser and its parent company. The overall annual cash bonus pool is based on a substantially fixed percentage of pre-bonus operating income. While the salaries of the Adviser’s portfolio managers are comparatively fixed, cash bonuses and stock-based compensation may fluctuate significantly from year to year, based on changes in manager performance and other factors as described herein. For a high performing portfolio manager, cash bonuses and stock-based compensation may represent a substantial portion of total compensation.

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Code of Ethics

The Adviser and the Fund have adopted a Code of Ethics governing personal securities transactions. Under the Code of Ethics, Eaton Vance employees may purchase and sell securities (including securities held or eligible for purchase by the Fund) subject to provisions of the Codes and certain employees are also subject to pre-clearance, reporting requirements and other procedures.

The Code of Ethics can be reviewed and copied at the Securities and Exchange Commission’s public reference room in Washington, DC (call 1-202-942-8090 for information on the operation of the public reference room); on the EDGAR Database on the SEC’s Internet site (http:/www.sec.gov); or, upon payment of copying fees, by writing to the SEC’s public reference section, Washington, DC 20549-0102, or by electronic mail at publicinfo@sec.gov.

Investment Advisory Services

Under the general supervision of the Fund’s Board of Trustees, Eaton Vance will carry out the investment and reinvestment of the assets of the Fund, will furnish continuously an investment program with respect to the Fund, will determine which securities should be purchased, sold or exchanged, and will implement such determinations. Eaton Vance will furnish to the Fund investment advice and provide related office facilities and personnel for servicing the investments of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render investment services to the Fund, and will also compensate all other Eaton Vance personnel who provide research and investment services to the Fund.

Administrative Services

Under the Administration Agreement, Eaton Vance is responsible for managing the business affairs of the Fund, subject to the supervision of the Fund’s Board of Trustees. Eaton Vance will furnish to the Fund all office facilities, equipment and personnel for administering the affairs of the Fund. Eaton Vance will compensate all Trustees and officers of the Fund who are members of the Eaton Vance organization and who render executive and administrative services to the Fund, and will also compensate all other Eaton Vance personnel who perform management and administrative services for the Fund. Eaton Vance’s administrative services include recordkeeping, preparation and filing of documents required to comply with federal and state securities laws, supervising the activities of the Fund’s custodian and transfer agent, providing assistance in connection with the Trustees and shareholders’ meetings, providing services in connection with quarterly repurchase offers and other administrative services necessary to conduct the Fund’s business.

Determination of net asset value

The net asset value of Fund is computed by State Street (as agent and custodian for Fund) by subtracting the liabilities of the Fund from the value of its total assets. The Fund will be closed for business and will not price its shares on the following business holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

Inasmuch as the market for municipal obligations is a dealer market with no central trading location or continuous quotation system, it is not feasible to obtain last transaction prices for most municipal obligations held by the Fund, and such obligations, including those purchased on a when-issued basis, will normally be valued on the basis of valuations furnished by a pricing service. The pricing service uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities, various relationships between securities, and yield to maturity in determining value. Taxable obligations, if any, are normally valued on the basis of valuations furnished by a pricing service. Open futures positions on debt securities are valued at the most recent settlement prices, unless such price does not reflect the fair value of the contract, in which case the positions will be valued by or at the direction of the Trustees.

Other assets are valued at fair value using methods determined in good faith by or at the direction of the Trustees considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Portfolio trading

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Decisions concerning the execution of portfolio security transactions, including the selection of the market and the executing firm, are made by Eaton Vance, the Fund’s investment adviser. The Fund is responsible for the expenses associated with portfolio transactions. The investment adviser is also responsible for the execution of transactions for all other accounts managed by it. The investment adviser places the portfolio security transactions for execution with many firms. The investment adviser uses its best efforts to obtain execution of portfolio security transactions at prices which are advantageous and at reasonably competitive spreads or (when a disclosed commission is being charged) at reasonably competitive commission rates. In seeking such execution, the investment adviser will use its best judgment in evaluating the terms of a transaction, and will give consideration to various relevant factors, including without limitation the full range and quality of the executing firm’s services including the responsiveness of the firm to the investment adviser, the size and type of the transaction, the nature and character of the market for the security, the confidentiality, speed and certainty of effective execution required for the transaction, the general execution and operational capabilities of the executing firm, the reputation, reliability, experience and financial condition of the firm, the value and quality of the services rendered by the firm in other transactions, and the reasonableness of the spread or commission, if any. In addition, the investment adviser may consider the receipt of Proprietary Research Services (as defined below), provided it does not compromise the investment adviser’s obligation to seek best overall execution for the Fund. The investment adviser may engage in portfolio brokerage transactions with a broker-dealer firm that sells shares of Eaton Vance funds, provided such transactions are not directed to that firm as compensation for the promotion or sale of such shares.

Municipal obligations, including state obligations, purchased and sold by the Fund are generally traded in the over-the-counter market on a net basis (i.e., without commission) through broker-dealers and banks acting for their own account rather than as brokers, or otherwise involve transactions directly with the issuer of such obligations. Such firms attempt to profit from such transactions by buying at the bid price and selling at the higher asked price of the market for such obligations, and the difference between the bid and asked price is customarily referred to as the spread. The Fund may also purchase municipal obligations from underwriters, and dealers in fixed-price offerings, the cost of which may include undisclosed fees and concessions to the underwriters. On occasion it may be necessary or appropriate to purchase or sell a security through a broker on an agency basis, in which case the Fund will incur a brokerage commission. Although spreads or commissions on portfolio security transactions will, in the judgment of the investment adviser, be reasonable in relation to the value of the services provided, spreads or commissions exceeding those which another firm might charge may be paid to firms who were selected to execute transactions on behalf of the Fund and the investment adviser’s other clients for providing brokerage and research services to the investment adviser.

As authorized in Section 28(e) of the Securities Exchange Act of 1934, as amended, a broker or dealer who executes a portfolio transaction may receive a commission that is in excess of the amount of commission another broker or dealer would have charged for effecting that transaction if the investment adviser determines in good faith that such compensation was reasonable in relation to the value of the brokerage and research services provided. This determination may be made either on the basis of that particular transaction or on the basis of overall responsibilities which the investment adviser and its affiliates have for accounts over which they exercise investment discretion. Brokerage and 28 research services may include advice as to the value of securities, the advisability of investing in, purchasing, or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts; effecting securities transactions and performing functions incidental thereto (such as clearance and settlement); and the “Research Services” referred to in the next paragraph. The investment adviser may also receive Research Services from underwriters and dealers in fixed-price offerings.

It is a common practice of the investment advisory industry and of the advisers of investment companies, institutions and other investors to receive research, analytical, statistical and quotation services, data, information and other services, products and materials which assist such advisers in the performance of their investment responsibilities (“Research Services”) from broker-dealer firms that execute portfolio transactions for the clients of such advisers and from affiliates of executing broker-dealers. Investment advisers also commonly receive Research Services from research providers that are not affiliated with an executing broker-dealer, but which have entered into payment arrangements involving an executing broker-dealer (“Third Party Research Services”). In a typical Third Party Research Services arrangement involving transactions in municipal obligations, an executing broker-dealer enters into an arrangement with an investment adviser pursuant to which the investment adviser receives a credit for portfolio transactions executed for its clients through that broker-dealer. These credits are referred to herein as “research credits” and are primarily generated as the result of acquisitions of new issuances of municipal obligations in fixed-price offerings. The amount of the research credit generated as the result of a particular transaction is typically a negotiated percentage of the offering price of the municipal obligations. The investment adviser may use research credits to acquire Third Party Research Services, which are then paid for by the executing broker-dealer. The investment adviser may receive Research Services and Third Party Research Services consistent with the foregoing.

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Research Services received by the investment adviser may include, but are not limited to, such matters as general economic, political, business and market information, industry and company reviews, evaluations of securities and portfolio strategies and transactions, certain proxy voting data and analysis services, technical analysis of various aspects of the securities markets, recommendations as to the purchase and sale of securities and other portfolio transactions, certain financial, industry and trade publications, news and information services, certain pricing and quotation equipment and services, and certain research oriented computer software, data bases and services. Any particular Research Service obtained through a broker-dealer may be used by the investment adviser in connection with client accounts other than those accounts which pay commissions to such broker-dealer. Any such Research Service may be broadly useful and of value to the investment adviser in rendering investment advisory services to all or a significant portion of its clients, or may be relevant and useful for the management of only one client’s account or of a few clients’ accounts, or may be useful for the management of merely a segment of certain clients’ accounts, regardless of whether any such account or accounts paid commissions to the broker-dealer through which such Research Service was obtained. The investment adviser evaluates the nature and quality of the various Research Services obtained through broker-dealer firms and may attempt to allocate sufficient portfolio security transactions to such firms to ensure the continued receipt of Research Services which the investment adviser believes are useful or of value to it in rendering investment advisory services to its clients.

To the extent the investment adviser uses research credits generated from the Fund securities transactions to pay for Third Party Research Services (as described above), the investment adviser has agreed to reduce the advisory fee payable by the Fund by the amount of such research credits. However, the investment adviser generally does not expect to acquire Third Party Research Services with research credits.

Some executing broker-dealers develop and make available directly to their brokerage customers proprietary Research Services (“Proprietary Research Services”). As a general matter, broker-dealers bundle the cost of Proprietary Research Services with trade execution services rather than charging separately for each. In such circumstances, the cost or other value of the Proprietary Research Services cannot be determined. The advisory fee paid by the Fund will not be reduced in connection with the receipt of Proprietary Research Services by the investment adviser.

The investment companies sponsored by the investment adviser or its affiliates may allocate trades in such offerings to acquire information relating to the performance, fees and expenses of such companies and other mutual funds, which information is used by the Trustees of such companies to fulfill their responsibility to oversee the quality of the services provided by various entities, including the investment adviser, to such companies. Such companies may also pay cash for such information.

Municipal obligations considered as investments for the Fund may also be appropriate for other investment accounts managed by the investment adviser or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of such other accounts simultaneously, the investment adviser will allocate the security transactions (including “hot” issues) in a manner which it believes to be equitable under the circumstances. As a result of such allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. If an aggregated order cannot be filled completely, allocations will generally be made on a pro rata basis. An order may not be allocated on a pro rata basis where, for example: (i) consideration is given to portfolio managers who have been instrumental in developing or negotiating a particular investment; (ii) consideration is given to an account with specialized investment policies that coincide with the particulars of a specific investment; (iii) pro rata allocation would result in oddlot or de minimis amounts being allocated to a portfolio or other client; or (iv) where the investment adviser reasonably determines that departure from a pro rata allocation is advisable. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of the Trustees of the Trust that the benefits from the investment adviser organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

Taxes

The following discussion of federal income tax matters is based on the advice of [ ], counsel to the Fund.

The Fund has elected to be treated and intends to qualify each year as a regulated investment company (‘‘RIC’’) under Subchapter M of the Code. Accordingly, the Fund intends to satisfy certain requirements relating to sources of its income and diversification of its assets and to distribute substantially all of its net investment income (including tax-exempt income) and net short-term and long-term

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capital gains (after reduction by any available capital loss carryforwards) in accordance with the timing requirements imposed by the Code, so as to maintain its RIC status and to avoid paying any federal income tax. If the Fund qualifies for treatment as a RIC and satisfies the above-mentioned distribution requirements, it will not be subject to federal income tax on income paid to its shareholders in the form of dividends or capital gain distributions. The Fund qualified as a RIC for its fiscal year ended November 30, 2008. The Fund also seeks to avoid payment of federal excise tax. However, if the Fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the Fund is permitted so to elect and so elects), plus any retained amount from the prior year, the Fund will be subject to a 4% excise tax on the undistributed amounts. In order to avoid incurring a federal excise tax obligation, the Code requires that a Fund distribute (or be deemed to have distributed) by December 31 of each calendar year (i) at least 98% of its ordinary income (not including tax-exempt income) for such year, (ii) at least 98% of its capital gain net income (which is the excess of its realized capital gains over its realized capital losses), generally computed on the basis of the one-year period ending on October 31 of such year, after reduction by any available capital loss carryforwards and (iii) 100% of any income and capital gains from the prior year (as previously computed) that was not paid out during such year and on which the Fund paid no federal income tax. If the Fund fails to meet these requirements it will be subject to a nondeductible 4% excise tax on the undistributed amounts. If the Fund does not qualify as a RIC for any taxable year, the Fund’s taxable income will be subject to corporate income taxes, and all distributions from earnings and profits, including distributions of net capital gain (if any), will be taxable to the shareholder as ordinary income. However, such distributions will be eligible (i) to be treated as qualified dividend income in the case of shareholders taxed as individuals and (ii) for the dividends received deduction in the case of corporate shareholders. In addition, in order to requalify for taxation as a RIC, the Fund may be required to recognize unrealized gains, pay substantial taxes and interest, and make substantial distributions.

The Fund’s investment in zero coupon and certain other securities will cause it to realize income prior to the receipt of cash payments with respect to these securities. Such income will be accrued daily by the Fund and, in order to avoid a tax payable by the Fund, the Fund may be required to liquidate securities that it might otherwise have continued to hold in order to generate cash so that the Fund may make required distributions to its shareholders.

The Fund may invest to a significant extent in debt obligations that are in the lowest rating categories or are unrated, including debt obligations of issuers not currently paying interest or who are in default. Investments in debt obligations that are at risk of or in default present special tax issues for the Fund. Tax rules are not entirely clear about issues such as when the Fund may cease to accrue interest, original issue discount or market discount, when and to what extent deductions may be taken for bad debts or worthless securities and how payments received on obligations in default should be allocated between principal and income.

Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income for federal income tax purposes under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations may be taxable for purposes of the federal AMT and for state and local purposes. In addition, corporate shareholders must include the full amount of exempt-interest dividends in computing the preference items for the purposes of the AMT. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

For taxable years beginning on or before December 31, 2010, distributions of investment income designated by the Fund as derived from ‘‘qualified dividend income’’ will be taxed in the hands of individual shareholders at the rates applicable to long-term capital gains, provided holding period and other requirements are met at both the shareholder and Fund level. It is not expected a significant portion of Fund distributions would be derived from qualified dividend income. Tax-exempt distributions received from the Fund are taken into account in determining, and may increase, the portion of social security and certain railroad retirement benefits that may be subject to federal income tax.

Interest on indebtedness incurred or continued by a shareholder to purchase or carry shares of the Fund is not deductible to the extent it is deemed related to the Fund’s distributions of tax-exempt interest. Further, entities or persons who are ‘‘substantial users’’ (or persons related to ‘‘substantial users’’) of facilities financed by industrial development or private activity bonds should consult their tax advisers before purchasing shares of the Fund. ‘‘Substantial user’’ is defined in applicable Treasury regulations to include a ‘‘non-exempt person’’ who regularly uses in its trade or business a part of a

20

facility financed from the proceeds of industrial development bonds, and the same definition should apply in the case of private activity bonds.

Any recognized gain or income attributable to market discount on long-term tax-exempt municipal obligations (i.e., obligations with a term of more than one year) purchased after April 30, 1993 (except to the extent of a portion of the discount attributable to original issue discount), is taxable as ordinary income. A long-term debt obligation is generally treated as acquired at a market discount if purchased after its original issue at a price less than (i) the stated principal amount payable at maturity, in the case of an obligation that does not have original issue discount or (ii) in the case of an obligation that does have original issue discount, the sum of the issue price and any original issue discount that accrued before the obligation was purchased, subject to a de minimis exclusion.

From time to time proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on certain types of municipal obligations, and it can be expected that similar proposals may be introduced in the future. Under federal tax legislation enacted in 1986, the federal income tax exemption for interest on certain municipal obligations was eliminated or restricted. As a result of any such future legislation, the availability of municipal obligations for investment by the Fund and the value of the securities held by it may be affected. It is possible that events occurring after the date of issuance of municipal obligations, or after the Fund’s acquisition of such an obligation, may result in a determination that the interest paid on that obligation is taxable, even retroactively.

In the course of managing its investments, the Fund may realize some short-term and long-term capital gains (and/or losses) as well as other taxable income. Any distributions by the Fund of its share of such capital gains (after reduction by any capital loss carryforwards) or other taxable income would be taxable to shareholders of the Fund. However, it is expected that such amounts, if any, would normally be insubstantial in relation to the tax-exempt interest earned by the Fund.

The Fund’s investments in options, futures contracts, hedging transactions, forward contracts (to the extent permitted) and certain other transactions will be subject to special tax rules (including mark-to-market, constructive sale, straddle, wash sale, short sale and other rules), the effect of which may be to accelerate income to the Fund, defer Fund losses, cause adjustments in the holding periods of Fund securities, convert capital gain into ordinary income and convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to investors.

As a result of entering into swap contracts, the Fund may make or receive periodic net payments. The Fund may also make or receive a payment when a swap is terminated prior to maturity through an assignment of the swap or other closing transaction. Periodic net payments will generally constitute ordinary income or deductions, while termination of a swap will generally result in capital gain or loss (which will be a long-term capital gain or loss if the Fund has been a party to a swap for more than one year). With respect to certain types of swaps, the Fund may be required to currently recognize income or loss with respect to future payments on such swaps or may elect under certain circumstances to mark such swaps to market annually for tax purposes as ordinary income or loss. The tax treatment of many types of credit default swaps is uncertain.

Any loss realized upon the sale or exchange of Fund shares with a tax holding period of six months or less will be disallowed to the extent of any distributions treated as tax-exempt interest with respect to such shares and if the loss exceeds the disallowed amount, will be treated as a long-term capital loss to the extent of any distributions treated as long-term capital gain with respect to such shares. In addition, all or a portion of a loss realized on a redemption or other disposition of Fund shares may be disallowed under ‘‘wash sale’’ rules to the extent the shareholder acquired other shares of the same Fund (whether through the reinvestment of distributions or otherwise) within the period beginning 30 days before the redemption of the loss shares and ending 30 days after such date. Any disallowed loss will result in an adjustment to the shareholder’s tax basis in some or all of the other shares acquired.

Sales charges paid upon a purchase of shares subject to a front-end sales charge cannot be taken into account for purposes

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of determining gain or loss on a redemption or exchange of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of Fund shares (or shares of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Dividends and distributions on the Fund’s shares are generally subject to federal income tax as described herein to the extent they do not exceed the Fund’s realized income and gains, even though such dividends and distributions may economically represent a return of a particular shareholder’s investment. Such distributions are likely to occur in respect of shares purchased at a time when the Fund’s net asset value reflects gains that are either unrealized, or realized but not distributed.

Such realized gains may be required to be distributed even when the Fund’s net asset value also reflects unrealized losses.

Certain distributions declared in October, November or December and paid in the following January will be taxed to shareholders as if received on December 31 of the year in which they were declared.

In general, dividends (other than capital gain dividends and exempt-interest dividends) paid to a shareholder that is not a ‘‘U.S. person’’ within the meaning of the Code (a ‘‘foreign person’’) are subject to withholding of U.S. federal income tax at a rate of 30% (or lower applicable treaty rate).

For taxable years beginning before January 1, 2010, properly-designated dividends are generally exempt from U.S. federal withholding tax where they (i) are paid in respect of the Fund’s ‘‘qualified net interest income’’ (generally, the Fund’s U.S. source interest income, other than certain contingent interest and interest from obligations of a corporation or partnership in which the Fund is at least a 10% shareholder, reduced by expenses that are allocable to such income) or (ii) are paid in respect of the Fund’s ‘‘qualified short-term capital gains’’ (generally, the excess of the Fund’s net short-term capital gain over the Fund’s long-term capital loss for such taxable year). However, depending on its circumstances, the Fund may designate all, some or none of its potentially eligible dividends as such qualified net interest income or as qualified short-term capital gains and/or treat such dividends, in whole or in part, as ineligible for this exemption from withholding. In order to qualify for this exemption from withholding, a non-U.S. shareholder will need to comply with applicable certification requirements relating to its non-U.S. status (including, in general, furnishing an IRS Form W-8BEN or substitute Form). In the case of shares held through an intermediary, the intermediary may withhold even if the Fund designates the payment as qualified net interest income or qualified short-term capital gain. Non-U.S. shareholders should contact their intermediaries with respect to the application of these rules to their accounts.

For taxable years beginning before January 1, 2010, distributions that the Fund designates as ‘‘short-term capital gains dividends’’ or ‘‘long-term capital gains dividends’’ may not be treated as such to a recipient foreign shareholder if the distribution is attributable to gain received from the sale or exchange of U.S. real property or an interest in a U.S. real property holding corporation and the foreign shareholder has not owned more than 5% of the outstanding shares of the Fund at any time during the one-year period ending on the date of distribution. Such distributions will be subject to 30% withholding by the Fund and will be treated as ordinary dividends to the foreign shareholder.

If the Fund’s direct or indirect interests in U.S. real property were to exceed certain levels, a foreign shareholder realizing gains upon redemption from the Fund could be subject to the 35% withholding tax and U.S. filing requirements unless more than 50% of the Fund’s shares were owned by U.S. persons at such time or unless the foreign person had not held more than 5% of the Fund’s outstanding shares throughout either such person’s holding period for the redeemed shares or, if shorter, the previous five years. It is not expected that a significant portion of the Fund’s distributions will be attributable to gains from sale or exchange of U.S. real property interests.

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Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (‘‘TIN’’) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker, may be subject to ‘‘backup’’ withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the proceeds of redemption transactions (including repurchases and exchanges), at a rate of 28% for amounts paid through 2010. The backup withholding rate will be 31% for amounts paid thereafter. An individual’s TIN is generally his or her social security number.

Backup withholding is not an additional tax and any amount withheld may be credited against a shareholder’s U.S. federal income tax liability.

Under Treasury regulations, if a shareholder realizes a loss on disposition of the Fund’s shares of $2 million or more for an individual shareholder or $10 million or more for a corporate shareholder, the shareholder must file with the IRS a disclosure statement on Form 8886. Direct shareholders of portfolio securities are in many cases excepted from this reporting requirement, but under current guidance, shareholders of a RIC are not excepted. The fact that a loss is reportable under these regulations does not affect the legal determination of whether the taxpayer’s treatment of the loss is proper. Shareholders should consult their tax advisors to determine the applicability of these regulations in light of their individual circumstances. Under recently enacted legislation, certain tax-exempt entities and their managers may be subject to excise tax if they are parties to certain reportable transactions.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the federal, state, local, and, where applicable, foreign tax consequences of investing in the Fund.The Fund intends to invest a sufficient portion of its assets in tax-exempt municipal securities so that it will be permitted to pay “exempt-interest dividends” (as defined under applicable federal income tax law). Each distribution of exempt-interest dividends, whether paid in cash or reinvested in additional Shares, ordinarily will constitute income exempt from regular federal income tax. Furthermore, exempt-interest dividends are included in determining what portion, if any, of a person’s social security and railroad retirement benefits will be includible in gross income subject to regular federal income tax. Distributions of any taxable net investment income and net short-term capital gain are taxable as ordinary income. Distributions of the Fund’s net capital gain (“capital gain dividends”), if any, are taxable to Shareholders as long-term capital gains, regardless of the length of time Shares have been held by Shareholders. Distributions, if any, in excess of the Fund’s earnings and profits will first reduce the adjusted tax basis of a holder’s Shares and, after that basis has been reduced to zero, will constitute capital gains to the Shareholder (assuming the Shares are held as a capital asset). See below for a summary of the maximum tax rates applicable to capital gains (including capital gain dividends). Interest on indebtedness incurred or continued by a Shareholder to purchase or carry Shares is not deductible for federal income tax purposes if the Fund distributes exempt-interest dividends during the Shareholder’s taxable year.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year.

Selling Shareholders will generally recognize gain or loss in an amount equal to the difference between the Shareholder’s adjusted tax basis in the Shares and the amount received. If the Shares are held as a capital asset, the gain or loss will be a capital gain or loss. The maximum tax rate applicable to net capital gains recognized by individuals and other non-corporate taxpayers is (i) the same as the maximum ordinary income tax rate for gains recognized on the sale of capital assets held for one year or less and (ii) 15% for gains recognized on the sale of capital assets held for more than one year (as well as capital gain dividends) (0% for individuals in the 10% or 15% tax bracket). Any loss on a disposition of Shares held for six months or less will be treated as a long-term capital loss to the extent of any capital gain dividends received with respect to those Shares, and will be disallowed to the extent of any exempt-interest dividends received with respect to those Shares. For purposes of determining whether Shares have been held for six months or less, the holding period is suspended for any periods during which the Shareholder’s risk of loss is diminished as a result of holding one or more other positions in substantially similar or related property, or through certain options or short sales. Any loss realized on a sale or exchange of Shares will be disallowed to the extent those Shares are replaced by other Shares within a period of 61 days beginning 30 days before and ending 30 days after the date of disposition of the Shares (which could occur, for example, if the Shareholder is a

23

participant in the Plan (as defined below)). In that event, the basis of the replacement Shares will be adjusted to reflect the disallowed loss.

Distributions by the Fund of net tax-exempt interest income that are properly designated as “exempt-interest dividends” may be treated by shareholders as interest excludable from gross income under Section 103(a) of the Code. In order for the Fund to be entitled to pay the tax-exempt interest income as exempt-interest dividends to its shareholders, the Fund must and intends to satisfy certain requirements, including the requirement that, at the close of each quarter of its taxable year, at least 50% of the value of its gross assets consists of obligations the interest on which is exempt from regular federal income tax under Code Section 103(a). Interest on certain municipal obligations is treated as a tax preference item for purposes of the alternative minimum tax. Shareholders of the Fund are required to report tax-exempt interest on their federal income tax returns.

Sales charges paid upon a purchase of shares cannot be taken into account for purposes of determining gain or loss on a sale of the shares before the 91st day after their purchase to the extent a sales charge is reduced or eliminated in a subsequent acquisition of shares of the Fund (or of another fund) pursuant to the reinvestment or exchange privilege. Any disregarded amounts will result in an adjustment to the shareholder’s tax basis in some or all of any other shares acquired.

Amounts paid by the Fund to individuals and certain other shareholders who have not provided the Fund with their correct taxpayer identification number (“TIN”) and certain certifications required by the IRS as well as shareholders with respect to whom the Fund has received certain information from the IRS or a broker may be subject to “backup” withholding of federal income tax arising from the Fund’s taxable dividends and other distributions as well as the gross proceeds of sales of shares, at current rate of up to 28%. An individual’s TIN is generally his or her social security number. Backup withholding is not an additional tax. Any amounts withheld under the backup withholding rules from payments made to a Shareholder may be refunded or credited against such Shareholder’s U.S. federal income tax liability, if any, provided that the required information is furnished to the IRS.

The foregoing discussion does not address the special tax rules applicable to certain classes of investors, such as tax-exempt entities, foreign investors, insurance companies and financial institutions. Shareholders should consult their own tax advisers with respect to special tax rules that may apply in their particular situations, as well as the state, local, and, where applicable, foreign tax consequences of investing in the Fund.

The Fund will inform Shareholders of the source and tax status of all distributions promptly after the close of each calendar year. If the Fund issues preferred shares, the Fund will designate dividends made to holders of shares and to holders of those preferred shares in accordance with each class’s proportionate share of each item of Fund income (such as net capital gains and other taxable income). A class’s proportionate share of a particular type of income for a year is determined according to the percentage of total dividends paid by the RIC during that year to the class.

Although the matter is not free from doubt, due to the absence of direct regulatory or judicial authority, in the opinion of Kirkpatrick & Lockhart Preston Gates Ellis LLP, counsel to the Fund, under current law the manner in which the Fund intends to allocate items of ordinary income and net capital gain among the Fund’s Common Shares and, when issued, its preferred shares class will be respected for federal income tax purposes. It is possible that the IRS could disagree with counsel’s opinion and attempt to reallocate the Fund’s net capital gain or other taxable income.

State and local taxes

Shareholders should consult their own tax advisers as the federal, state or local tax consequences of investing in the Fund.

Other information

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The Fund is an organization of the type commonly known as a “Massachusetts business trust.” Under Massachusetts law, shareholders of such a trust may, in certain circumstances, be held personally liable as partners for the obligations of the trust. The Declaration of Trust contains an express disclaimer of shareholder liability in connection with Fund property or the acts, obligations or affairs of the Fund. The Declaration of Trust, together with the Fund’s By-laws, also provides for indemnification out of Fund property of any shareholder held personally liable for the claims and liabilities to which a shareholder may become subject by reason of being or having been a shareholder. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the Fund itself is unable to meet its obligations. The Fund has been advised by its counsel that the risk of any shareholder incurring any liability for the obligations of the Fund is remote.

The Declaration of Trust provides that the Trustees will not be liable for errors of judgment or mistakes of fact or law; but nothing in the Declaration of Trust protects a Trustee against any liability to the Fund or its shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his or her office. Voting rights are not cumulative, which means that the holders of more than 50% of the shares voting for the election of Trustees can elect 100% of the Trustees and, in such event, the holders of the remaining less than 50% of the shares voting on the matter will not be able to elect any Trustees.

The Declaration of Trust provides that no person shall serve as a Trustee if shareholders holding two-thirds of the outstanding shares have removed him from that office either by a written declaration filed with the Fund’s custodian or by votes cast at a meeting called for that purpose. The Declaration of Trust further provides that the Trustees of the Fund shall promptly call a meeting of the shareholders for the purpose of voting upon a question of removal of any such Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 per centum of the outstanding shares. In conformity with the requirements of Section 16(c) of the 1940 Act the Fund will assist such shareholders by providing information as reasonably requested regarding other Fund shareholders.

The Fund’s Prospectus and this SAI do not contain all of the information set forth in the Registration Statement that the Fund has filed with the SEC. The complete Registration Statement may be obtained from the SEC upon payment of the fee prescribed by its Rules and Regulations.

_________________________, Boston, Massachusetts, are the independent accountants for the Trust, providing audit services, tax return preparation, and assistance and consultation with respect to the preparation of filings with the SEC.

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APPENDIX A

Description of securities ratings(†)
Moody’s Investors Service, Inc.

Long-Term Debt Securities Ratings

Aaa: Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edged.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa: Bonds which are rated Aa are judged to be of high quality by all standards. Together with the AAA group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risk appear somewhat larger than the Aaa securities.

A: Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa: Bonds which are rated Baa are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba: Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

B: Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa: Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal or interest.

Ca: Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

C: Bonds which are rated C are the lowest rated class of bonds, and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

____________

(†)	The ratings indicated herein are believed to be the most recent ratings available at the date of this SAI for the securities listed. Ratings are generally given to securities at the time of issuance. While the rating agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings indicated do not necessarily represent ratings which would be given to these securities on the date of the Fund’s fiscal year end.

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Absence of Rating: Where no rating has been assigned or where a rating has been suspended or withdrawn, it may be for reasons unrelated to the quality of the issue.

Should no rating be assigned, the reason may be one of the following:

1.	An application for rating was not received or accepted.
2.	The issue or issuer belongs to a group of securities or companies that are not rated as a matter of policy.
3.	There is a lack of essential data pertaining to the issue or issuer.
4.	The issue was privately placed, in which case the rating is not published in Moody’s publications.

Suspension or withdrawal may occur if new and material circumstances arise, the effects of which preclude satisfactory analysis; if there is no longer available reasonable up-to-date data to permit a judgment to be formed; if a bond is called for redemption; or for other reasons.

Note: Moody’s applies numerical modifiers, 1, 2 and 3 in each generic rating classification from Aa through B in its bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a midrange ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

Short-Term Debt Securities Ratings

Moody’s short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

Moody’s employs the following three designations, all judged to be investment grade, to indicate the relative repayment ability of rated issuers:

PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

PRIME-2: Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, while sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

PRIME-3: Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

NOT PRIME: Issuers rated Not Prime do not fall within any of the Prime rating categories.

Standard & Poor’s ratings group

Investment grade

AAA: Debt rated AAA has the highest rating assigned by S&P. Capacity to pay interest and repay principal is extremely strong.

AA: Debt rated AA has a very strong capacity to pay interest and repay principal and differs from the highest rated issues only in small degree.

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A: Debt rated A has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB: Debt rated BBB is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Speculative grade

Debt rated BB, B, CCC, CC and C is regarded as having predominantly speculative characteristics with respect to capacity to pay interest and repay principal. BB indicates the least degree of speculation and C the highest. While such debt will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB: Debt rated BB has less near-term vulnerability to default than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet timely interest and principal payments. The BB rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BBB— rating.

B: Debt rated B has a greater vulnerability to default but currently has the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal. The B rating category is also used for debt subordinated to senior debt that is assigned an actual or implied BB or BB—rating.

CCC: Debt rated CCC has a currently identifiable vulnerability to default, and is dependent upon favorable business, financial, and economic conditions to meet timely payment of interest and repayment of principal. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to pay interest and repay principal. The CCC rating category is also used for debt subordinated to senior debt that is assigned an actual or implied B or B— rating.

CC: The rating CC is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC debt rating.

C: The rating C is typically applied to debt subordinated to senior debt which is assigned an actual or implied CCC— debt rating. The C rating may be used to cover a situation where a bankruptcy petition has been filed, but debt service payments are continued.

C1: The Rating C1 is reserved for income bonds on which no interest is being paid.

D: Debt rated D is in payment default. The D rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

Plus (+) or Minus (-): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

p: The letter “p” indicates that the rating is provisional. A provisional rating assumes the successful completion of the project being financed by the debt being rated and indicates that payment of debt service requirements is largely or entirely dependent upon the successful and timely completion of the project. This rating, however, while addressing credit quality subsequent to completion of the project, makes no comment on the likelihood of, or the risk of default upon failure of such completion. The investor should exercise his own judgment with respect to such likelihood and risk.

L: The letter “L” indicates that the rating pertains to the principal amount of those bonds to the extent that the underlying deposit collateral is insured by the Federal Deposit Insurance Corp. and interest is adequately collateralized. In the case of certificates of deposit, the letter “L” indicates that the deposit, combined with other deposits being held in the same right and capacity, will be honored for principal and accrued pre-default interest up to the federal insurance limits within 30 days after closing of the insured institution or, in the event that the deposit is assumed by a successor insured institution, upon maturity.

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NR: NR indicates no rating has been requested, that there is insufficient information on which to base a rating, or that S&P does not rate a particular type of obligation as a matter of policy.

Commercial Paper

Commercial Paper Rating Definitions

A: S&P’s commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days. Ratings are graded into several categories, ranging from A for the highest quality obligations to D for the lowest. These categories are as follows:

A-1: A short-term obligation rated A-1 is rated in the highest category by S&P. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

A-2: A short-term obligation rated A-2 is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3: A short-term obligation rated A-3 exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B: A short-term obligation rated B is regarded as having significant speculative characteristics. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

C: A short-term obligation rated C is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation.

D: A short-term obligation rated D is in payment default. The D rating category is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless S&P believes that such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to S&P by the issuer or obtained from other sources it considers reliable. S&P does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

Fitch ratings

Investment grade bond ratings

AAA: Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA: Bonds considered to be investment grade and of very high credit quality. The obligor’s ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated ‘AAA’. Because bonds rated in the ‘AAA’ and ‘AA’ categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated ‘F-1+’.

l: Bonds considered to be investment grade and of high credit quality. The obligor’s ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

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BBB: Bonds considered to be investment grade and of satisfactory credit quality. The obligor’s ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore, impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

High yield bond ratings

BB: Bonds are considered speculative. The obligor’s ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified that could assist the obligor in satisfying its debt service requirements.

B: Bonds are considered highly speculative. While bonds in this class are currently meeting debt service requirements, the probability of continued timely payment of principal and interest reflects the obligor’s limited margin of safety and the need for reasonable business and economic activity throughout the life of the issue.

CCC: Bonds have certain identifiable characteristics which, if not remedied, may lead to default. The ability to meet obligations requires an advantageous business and economic environment.

CC: Bonds are minimally protected. Default in payment of interest and/or principal seems probable over time.

C: Bonds are in imminent default in payment of interest or principal.

DDD, DD and D: Bonds are in default on interest and/or principal payments. Such bonds are extremely speculative and should be valued on the basis of their ultimate recovery value in liquidation or reorganization of the obligor. ‘DDD’ represents the highest potential for recovery on these bonds, and ‘D’ represents the lowest potential for recovery.

Plus (+) or Minus (-): The ratings from AA to C may be modified by the addition of a plus or minus sign to indicate the relative position of a credit within the rating category.

NR: Indicates that Fitch does not rate the specific issue.

Conditional: A conditional rating is premised on the successful completion of a project or the occurrence of a specific event.

Investment grade short-term ratings

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of generally up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

F-1+: Exceptionally Strong Credit Quality. Issues assigned this rating are regarded as having the strongest degree of assurance for timely payment.

F-1: Very Strong Credit Quality. Issues assigned this rating reflect an assurance of timely payment only slightly less in degree than issues rated ‘F-1+’.

F-2: Good Credit Quality. Issues carrying this rating have a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as the ‘F-1+’ and ‘F-1’ categories.

F-3: Fair Credit Quality. Issues carrying this rating have characteristics suggesting that the degree of assurance for timely payment is adequate, however, near-term adverse change could cause these securities to be rated below investment grade.

* * * * * *

Notes: Bonds which are unrated expose the investor to risks with respect to capacity to pay interest or repay principal which are similar to the risks of lower-rated speculative bonds. The Fund is dependent on the Adviser’s judgment, analysis and experience in the evaluation of such bonds.

Investors should note that the assignment of a rating to a bond by a rating service may not reflect the effect of recent developments on the issuer’s ability to make interest and principal payments.

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APPENDIX B

Eaton Vance Funds
Proxy
voting policy and procedures

I. OVERVIEW

The Boards of Trustees (the “Boards”) of the Eaton Vance Funds (the “Funds”) recognize that it is their fiduciary responsibility to actively monitor the Funds’ operations. The Boards have always placed paramount importance on their oversight of the implementation of the Funds’ investment strategies and the overall management of the Funds’ investments. A critical aspect of the investment management of the Funds continues to be the effective assessment and voting of proxies relating to the Funds’ portfolio securities. While the Boards will continue to delegate the day-to-day responsibilities relating to the management of the proxy-voting process to the relevant investment adviser or sub-adviser, if applicable, of the Fund (or its underlying portfolio in the case of a master-feeder arrangement), the Boards have determined that it is in the interests of the Funds’ shareholders to adopt these written proxy voting policy and procedures (the “Policy”). For purposes of this Policy the term “Fund” shall include a Fund’s underlying portfolio in the case of a master-feeder arrangement and the term “Adviser” shall mean the adviser to a Fund or its sub-adviser if a sub-advisory relationship exists.

II. DELEGATION OF PROXY VOTING RESPONSIBILITIES

Pursuant to investment advisory agreements between each Fund and its Adviser, the Adviser has long been responsible for reviewing proxy statements relating to Fund investments and, if the Adviser deems it appropriate to do so, to vote proxies on behalf of the Funds. The Boards hereby formally delegate this responsibility to the Adviser, except as otherwise described in this Policy. In so doing, the Boards hereby adopt on behalf of each Fund the proxy voting policies and procedures of the Adviser(s) to each Fund as the proxy voting policies and procedures of the Fund. The Boards recognize that the Advisers may from time to time amend their policies and procedures. The Advisers will report material changes to the Boards in the manner set forth in Section V below. In addition, the Boards will annually review and approve the Advisers’ proxy voting policies and procedures.

III. DELEGATION OF PROXY VOTING DISCLOSURE RESPONSIBILITIES

The Securities and Exchange Commission (the “Commission”) recently enacted certain new reporting requirements for registered investment companies. The Commission’s new regulations require that funds (other than those which invest exclusively in non-voting securities) make certain disclosures regarding their proxy voting activities. The most significant disclosure requirement for the Funds is the duty pursuant to Rule 30b1-4 promulgated under the Investment Company Act of 1940, as amended (the “1940 Act”), to file Form N-PX no later than August 31st of each year beginning in 2004. Under Form N-PX, each Fund will be required to disclose, among other things, information concerning proxies relating to the Fund’s portfolio investments, whether or not the Fund (or its Adviser) voted the proxies relating to securities held by the Fund and how it voted in the matter and whether it voted for or against management.

The Boards hereby delegate to each Adviser the responsibility for recording, compiling and transmitting in a timely manner all data required to be filed on Form N-PX to Eaton Vance Management, which acts as administrator to each of the Funds (the “Administrator”), for each Fund that such Adviser manages. The Boards hereby delegate the responsibility to file Form N-PX on behalf of each Fund to the Administrator.

IV. CONFLICTS OF INTEREST

The Boards expect each Adviser, as a fiduciary to the Fund(s) it manages, to put the interests of each Fund and its shareholders above those of the Adviser. In the event that in connection with its proxy voting responsibilities a material conflict of interest arises between a Fund’s shareholders and the Fund’s Adviser or the Administrator (or any of their affiliates) or any affiliated person of the Fund and the Proxy Administrator intends to vote the proxy in a manner inconsistent with the guidelines approved by the Board, the Adviser, to the extent it is aware or reasonably should have been aware of the material conflict, will refrain from voting any proxies related to companies giving rise to such material conflict until it notifies and consults with the appropriate Board(s), or a committee or subcommittee of such Board, concerning the material conflict.

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Once the Adviser notifies the relevant Board(s), committee or sub-committee of the Board, of the material conflict, the Board(s), committee or sub-committee, shall convene a meeting to review and consider all relevant materials related to the proxies involved. In considering such proxies, the Adviser shall make available all materials requested by the Board, committee or sub-committee and make reasonably available appropriate personnel to discuss the matter upon request. The Board, committee or sub-committee will instruct the Adviser on the appropriate course of action. If the Board, committee or sub-committee is unable to meet and the failure to vote a proxy would have a material adverse impact on the Fund(s) involved, each Adviser will have the right to vote such proxy, provided that it discloses the existence of the material conflict to the Board, committee or sub-committee at its next meeting. Any determination regarding the voting of proxies of each Fund that is made by the committee or sub-committee shall be deemed to be a good faith determination regarding the voting of proxies by the full Board.

V. REPORTS

The Administrator shall make copies of each Form N-PX filed on behalf of the Funds available for the Boards’ review upon the Boards’ request. The Administrator (with input from the Adviser for the relevant Fund(s)) shall also provide any reports reasonably requested by the Boards regarding the proxy voting records of the Funds.

Each Adviser shall annually report any material changes to such Adviser’s proxy voting policies and procedures to the relevant Board(s) and the relevant Board(s) will annually review and approve the Adviser’s proxy voting policies and procedures. Each Adviser shall report any changes to such Adviser’s proxy voting policies and procedures to the Administrator prior to implementing such changes in order to enable the Administrator to effectively coordinate the Funds’ disclosure relating to such policies and procedures.

Eaton Vance Management
Boston Management and Research
Proxy voting policies and procedures

I. INTRODUCTION

Eaton Vance Management, Boston Management and Research and Eaton Vance Investment Counsel (each an “Adviser” and collectively the “Advisers”) have each adopted and implemented policies and procedures that each Adviser believes are reasonably designed to ensure that proxies are voted in the best interest of clients, in accordance with its fiduciary duties and Rule 206(4)-6 under the Investment Advisers Act of 1940, as amended. The Advisers’ authority to vote the proxies of their clients is established by their advisory contracts or similar documentation, such as the Eaton Vance Funds Proxy Voting Policy and Procedures. These proxy policies and procedures reflect the U.S. Securities and Exchange Commission (“SEC”) requirements governing advisers and the longstanding fiduciary standards and responsibilities for ERISA accounts set out in the Department of Labor Bulletin 94-2 C.F.R. 2509.94-2 (July 29, 1994).

II. OVERVIEW

Each Adviser manages its clients’ assets with the overriding goal of seeking to provide the greatest possible return to such clients consistent with governing laws and the investment policies of each client. In pursuing that goal, each Adviser seeks to exercise its clients’ rights as shareholders of voting securities to support sound corporate governance of the companies issuing those securities with the principle aim of maintaining or enhancing the companies’ economic value.

The exercise of shareholder rights is generally done by casting votes by proxy at shareholder meetings on matters submitted to shareholders for approval (for example, the election of directors or the approval of a company’s stock option plans for directors, officers or employees). Each Adviser is adopting the formal written Guidelines described in detail below and will utilize such Guidelines in voting proxies on behalf of its clients. These Guidelines are designed to promote accountability of a company’s management and board of directors to its shareholders and to align the interests of management with those of shareholders.

Each Adviser will vote any proxies received by a client for which it has sole investment discretion through a third-party proxy voting service (“Agent”) in accordance with customized policies, as approved by the Boards of Trustees of the Eaton Vance Funds and, with respect to proxies referred back to the Adviser by the Agent pursuant to the Guidelines, in a manner that is reasonably designed to eliminate any potential conflicts of interest, as described more fully below. The Agent is currently Institutional Shareholder Services

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Inc. Proxies will be voted in accordance with client-specific guidelines and an Eaton Vance Fund’s sub-adviser’s proxy voting policies and procedures, if applicable.

No set of Guidelines can anticipate all situations that may arise. In special cases, the Proxy Administrator (the person specifically charged with the responsibility to oversee the Agent and coordinate the voting of proxies referred back to the Adviser by the Agent) may seek insight from the Proxy Group established by the Advisers. The Proxy Group will assist in the review of the Agent’s recommendation when a proxy voting issue is referred to the Proxy Group through the Proxy Administrator. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may change at the Advisers’ discretion.

III. ROLES AND RESPONSIBILITIES

A. Proxy Administrator

The Proxy Administrator will assist in the coordination of the voting of each client’s proxy in accordance with the Guidelines below and the Funds’ Proxy Voting Policy and Procedures. The Proxy Administrator is authorized to direct the Agent to vote a proxy in accordance with the Guidelines. Responsibilities assigned herein to the Proxy Administrator, or activities in support thereof, may be performed by such members of the Proxy Group or employees of the Advisers’ affiliates as are deemed appropriate by the Proxy Group.

B. Agent

An independent proxy voting service (the “Agent”), as approved by the Board of each Fund, shall be engaged to assist in the voting of proxies. The Agent is currently Institutional Shareholder Services Inc. The Agent is responsible for coordinating with the clients’ custodians and the Advisers to ensure that all proxy materials received by the custodians relating to the portfolio securities are processed in a timely fashion. The Agent is required to vote and/or refer all proxies in accordance with the Guidelines below. The Agent shall retain a record of all proxy votes handled by the Agent. Such record must reflect all of the information required to be disclosed in a Fund’s Form N-PX pursuant to Rule 30b1-4 under the Investment Company Act of 1940, as amended. In addition, the Agent is responsible for maintaining copies of all proxy statements received by issuers and to promptly provide such materials to an Adviser upon request.

Subject to the oversight of the Advisers, the Agent shall establish and maintain adequate internal controls and policies in connection with the provision of proxy voting services to the Advisers, including methods to reasonably ensure that its analysis and recommendations are not influenced by a conflict of interest, and shall disclose such controls and policies to the Advisers when and as provided for herein. Unless otherwise specified, references herein to recommendations of the Agent shall refer to those in which no conflict of interest has been identified.

C. Proxy Group

The Adviser shall establish a Proxy Group which shall assist in the review of the Agent’s recommendations when a proxy voting issue has been referred to the Proxy Administrator by the Agent. The members of the Proxy Group, which may include employees of the Advisers’ affiliates, may be amended from time to time at the Advisers’ discretion.

For each proposal referred to the Proxy Group, the Proxy Group will review the (i) Guidelines, (ii) recommendations of the Agent, and (iii) any other resources that any member of the Proxy Group deems appropriate to aid in a determination of the recommendation.

If the Proxy Group recommends a vote in accordance with the Guidelines, or the recommendation of the Agent, where applicable, it shall instruct the Proxy Administrator to so advise the Agent.

If the Proxy Group recommends a vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, or if the proxy statement relates to a conflicted company of the Agent, as determined by the Advisers, it shall follow the procedures for such voting outlined below.

The Proxy Administrator shall use best efforts to convene the Proxy Group with respect to all matters requiring its consideration. In the event the Proxy Group cannot meet in a timely manner in connection with a voting deadline, the Proxy Administrator shall follow the procedures for such voting outlined below.

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IV. PROXY VOTING GUIDELINES (“Guidelines”)

A. General Policies

It shall generally be the policy of the Advisers to take no action on a proxy for which no client holds a position or otherwise maintains an economic interest in the relevant security at the time the vote is to be cast.

In all cases except those highlighted below, it shall generally be the policy of the Advisers to vote in accordance with the recommendation by the Agent, Institutional Shareholder Services Inc.

When a fund client participates in the lending of its securities and the securities are on loan at the record date, proxies related to such securities generally will not be forwarded to the relevant Adviser by the fund’s custodian and therefore will not be voted. In the event that the Adviser determines that the matters involved would have a material effect on the applicable fund’s investment in the loaned securities, the fund will exercise its best efforts to terminate the loan in time to be able to cast such vote or exercise such consent.

Interpretation and application of these Guidelines is not intended to supersede any law, regulation, binding agreement or other legal requirement to which an issuer may be or become subject. The Guidelines relate to the types of proposals that are most frequently presented in proxy statements to shareholders. Absent unusual circumstances, each Adviser will utilize these Guidelines when voting proxies on behalf of its clients. The Guidelines may be revised at any time, provided such revisions are reported to the Boards of Trustees of the Eaton Vance Funds.

B. Proposals Regarding Mergers and Corporate Restructurings

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to Mergers and Corporate Restructurings.

C. Proposals Regarding Mutual Fund Proxies—Disposition of Assets/Termination/Liquidation and Mergers

The Agent shall be directed to refer proxy proposals accompanied by its written analysis and voting recommendation to the Proxy Administrator for all proposals relating to the Disposition of Assets/ Termination/Liquidation and Mergers contained in mutual fund proxies.

D. Corporate Structure Matters/Anti-Takeover Defenses

As a general matter, the Advisers will normally vote against anti-takeover measures and other proposals designed to limit the ability of shareholders to act on possible transactions (except in the case of closed-end management investment companies).

E. Social and Environmental Issues

The Advisers generally support management on social and environmental proposals.

F. Voting Procedures

Upon receipt of a referral from the Agent or upon advice from an Eaton Vance investment professional, the Proxy Administrator may solicit additional research from the Agent, as well as from any other source or service.

1. WITHIN-GUIDELINES VOTES: Votes in Accordance with the Guidelines and/or, where applicable, Agent Recommendation

In the event the Proxy Administrator recommends a vote within the Guidelines and/or, where applicable, in accordance with the Agent’s recommendation, the Proxy Administrator will instruct the Agent to vote in this manner.

2. NON-VOTES: Votes in Which No Action is Taken

The Proxy Administrator may recommend that a client refrain from voting under the following circumstances: (i) if the economic effect on shareholders’ interests or the value of the portfolio holding is indeterminable or insignificant, e.g., proxies in connection with securities no longer held in the portfolio of a client or proxies being considered on behalf of a client that is no longer in existence; or

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(ii) if the cost of voting a proxy outweighs the benefits, e.g., certain international proxies, particularly in cases in which share blocking practices may impose trading restrictions on the relevant portfolio security. In such instances, the Proxy Administrator may instruct the Agent not to vote such proxy.

Reasonable efforts shall be made to secure and vote all other proxies for the clients, but, particularly in markets in which shareholders’ rights are limited, Non-Votes may also occur in connection with a client’s related inability to timely access ballots or other proxy information in connection with its portfolio securities.

Non-Votes may also result in certain cases in which the Agent’s recommendation has been deemed to be conflicted, as provided for herein.

3. OUT-OF-GUIDELINES VOTES: Votes Contrary to the Guidelines, or Agent Recommendation, where applicable, Where No Recommendation is Provided by Agent, or Where Agent’s Recommendation is Conflicted

If the Proxy Administrator recommends that a client vote contrary to the Guidelines, or the recommendation of the Agent, where applicable, if the Agent has made no recommendation on a matter requiring case-by-case consideration and the Guidelines are silent, or the Agent’s recommendation on a matter requiring case-by-case consideration is deemed to be conflicted, the Proxy Administrator will forward the Agent’s analysis and recommendation and any research obtained from the Agent or any other source to the Proxy Group. The Proxy Group may consult with the Agent as it deems necessary. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group. The Adviser will provide a report to the Boards of Trustees of the Eaton Vance Funds reflecting any votes cast contrary to the Guidelines or Agent Recommendation, as applicable, and shall do so no less than annually.

The Proxy Administrator will maintain a record of all proxy questions that have been referred by the Agent, all applicable recommendations, analysis and research received and any resolution of the matter.

V. RECORDKEEPING

The Advisers will maintain records relating to the proxies they vote on behalf of their clients in accordance with Section 204-2 of the Investment Advisers Act of 1940, as amended. Those records will include:

  A copy of the Advisers’ proxy voting policies and procedures;
  Proxy statements received regarding client securities. Such proxy statements received from issuers are either in the SEC’s EDGAR database or are kept by the Agent and are available upon request;
  A record of each vote cast;
  A copy of any document created by the Advisers that was material to making a decision on how to vote a proxy for a client or that memorializes the basis for such a decision; and
  Each written client request for proxy voting records and the Advisers’ written response to any client request (whether written or oral) for such records.

All records described above will be maintained in an easily accessible place for five years and will be maintained in the offices of the Advisers or their Agent for two years after they are created.

VI. ASSESSMENT OF AGENT AND IDENTIFICATION AND RESOLUTION OF CONFLICTS WITH CLIENTS

A. Assessment of Agent

The Advisers shall establish that the Agent (i) is independent from the Advisers, (ii) has resources that indicate it can competently provide analysis of proxy issues, and (iii) can make recommendations in an impartial manner and in the best interests of the clients and, where applicable, their beneficial owners. The Advisers shall utilize, and the Agent shall comply with, such methods for establishing the foregoing as the Advisers may deem reasonably appropriate and shall do so not less than annually as well as prior to engaging the services of any new proxy voting service. The Agent shall also notify the Advisers in writing within fifteen (15) calendar days of any material change to information previously provided to an Adviser in connection with establishing the Agent’s independence, competence or impartiality.

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B. Conflicts of Interest

As fiduciaries to their clients, each Adviser puts the interests of its clients ahead of its own. In order to ensure that relevant personnel of the Advisers are able to identify potential material conflicts of interest, each Adviser will take the following steps:

  Quarterly, the Eaton Vance Legal and Compliance Department will seek information from the department heads of each department of the Advisers and of Eaton Vance Distributors, Inc. (“EVD”) (an affiliate of the Advisers and principal underwriter of certain Eaton Vance Funds). Each department head will be asked to provide a list of significant clients or prospective clients of the Advisers or EVD.
  A representative of the Legal and Compliance Department will compile a list of the companies identified (the “Conflicted Companies”) and provide that list to the Proxy Administrator.
  The Proxy Administrator will compare the list of Conflicted Companies with the names of companies for which he or she has been referred a proxy statement (the “Proxy Companies”). If a Conflicted Company is also a Proxy Company, the Proxy Administrator will report that fact to the Proxy Group.
  If the Proxy Administrator expects to instruct the Agent to vote the proxy of the Conflicted Company strictly according to the Guidelines contained in these Proxy Voting Policies and Procedures (the “Policies”) or the recommendation of the Agent, as applicable, he or she will (i) inform the Proxy Group of that fact, (ii) instruct the Agent to vote the proxies and (iii) record the existence of the material conflict and the resolution of the matter.
  If the Proxy Administrator intends to instruct the Agent to vote in a manner inconsistent with the Guidelines contained herein or, the recommendation of the Agent, as applicable, the Proxy Group, in consultation with Eaton Vance senior management, will then determine if a material conflict of interest exists between the relevant Adviser and its clients. If the Proxy Group, in consultation with Eaton Vance senior management, determines that a material conflict exists, prior to instructing the Agent to vote any proxies relating to these Conflicted Companies the Adviser will seek instruction on how the proxy should be voted from:
  The client, in the case of an individual or corporate client;
  In the case of a Fund its board of directors, or any committee or sub-committee identified by the board; or
  The adviser, in situations where the Adviser acts as a sub-adviser to such adviser.

The Adviser will provide all reasonable assistance to each party to enable such party to make an informed decision.

If the client, Fund board or adviser, as the case may be, fails to instruct the Adviser on how to vote the proxy, the Adviser will generally instruct the Agent, through the Proxy Administrator, to abstain from voting in order to avoid the appearance of impropriety. If however, the failure of the Adviser to vote its clients’ proxies would have a material adverse economic impact on the Advisers’ clients’ securities holdings in the Conflicted Company, the Adviser may instruct the Agent, through the Proxy Administrator, to vote such proxies in order to protect its clients’ interests. In either case, the Proxy Administrator will record the existence of the material conflict and the resolution of the matter.

The Advisers shall also identify and address conflicts that may arise from time to time concerning the Agent. Upon the Advisers’ request, which shall be not less than annually, and within fifteen (15) calendar days of any material change to such information previously provided to an Adviser, the Agent shall provide the Advisers with such information as the Advisers deem reasonable and appropriate for use in determining material relationships of the Agent that may pose a conflict of interest with respect to the Agent’s proxy analysis or recommendations. Such information shall include, but is not limited to, a monthly report from the Agent detailing the Agent’s Corporate Securities Division clients and related revenue data. The Advisers shall review such information on a monthly basis. The Proxy Administrator shall instruct the Agent to refer any proxies for which a material conflict of the Agent is deemed to be present to the Proxy Administrator. Any such proxy referred by the Agent shall be referred to the Proxy Group for consideration accompanied by the Agent’s written analysis and voting recommendation. The Proxy Administrator will instruct the Agent to vote the proxy as recommended by the Proxy Group.

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Eaton Vance Municipal Income Trust

Statement of Additional Information
March __ , 2009
_______________

Investment Adviser and Administrator
Eaton Vance Management
Two International Place
Boston, MA 02110

Custodian
State Street Bank and Trust Company
200 Clarendon Street
Boston, MA 02116

Transfer Agent
PFPC Inc.
P.O. Box 43027
Providence, RI 02940-3027

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PART C - OTHER INFORMATION

Item 25. Financial Statements and Exhibits

(1) Financial Statements:

Included in Part A:

Not applicable

Included in Part B:

Registrant’s Certified Shareholder Report on Form N-CSR filed January 28, 2009 (Accession No. 0000950135-09-
000497) and incorporated herein by reference.

(2) Exhibits

(a) (1)	Agreement and Declaration of Trust dated December 10, 1998 filed as Exhibit (a) to Registrant’s Initial
Registration Statement on Form N-2 (File No. 811-09141) as to the Registrant’s common shares of beneficial interest (“Common Shares”) filed with the Securities and Exchange Commission (the
“Commission”) on December 11, 1998 (the “Initial Common Shares Registration Statement”) (Accession
No. 0000940394-98-000411) and incorporated herein by reference.

(2)	Amendment to Agreement and Declaration of Trust dated August 11, 2008 filed as Exhibit (1)(b) to
Registrant’s Registration Statement on Form N-14 (“Registrant’s N-14”) filed with the Commission on
December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(b)(1)	By-Laws filed as Exhibit (b) to Registrant’s Initial Common Shares Registration Statement filed with the
Commission on December 11, 1998 (Accession No. 0000940394-98-000411) and incorporated herein by reference.

(2)	Amendment No. 1 to the By-Laws filed as Exhibit (b)(2) to Registrant’s Amendment No. 3 to the Initial
Common Shares Registration Statement filed with the Commission on March 1, 1999 (Accession No.
0000950135-99-001095) and incorporated herein by reference.

(3)	Amendment to the By-Laws dated August 16, 1998 filed as Exhibit (2)(c) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(4)	Amendment to the By-Laws dated February 13, 2003 filed as Exhibit (2)(d) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(5)	Amendment to the By-Laws dated December 20, 2004 filed as Exhibit (2)(e) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(6)	Amendment to the By-Laws dated February 7, 2005 filed as Exhibit (2)(f) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(7)	Amendment to the By-Laws dated February 8, 2005 filed as Exhibit (2)(g) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(8)	Amendment to the By-Laws dated September 15, 2005 filed as Exhibit (2)(h) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

2

(9)	Amendment to the By-Laws dated December 11, 2006 filed as Exhibit (2)(i) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(10)	Amendment to the By-Laws dated August 11, 2008 filed as Exhibit (2)(j) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(11)	Amendment to the By-Laws dated November 17, 2008 filed as Exhibit (2)(k) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(c)	Not applicable.

(d)(1)	Specimen Certificate for Common Shares of Beneficial Interest filed as Exhibit (d)(1) to Registrant’s Pre-
Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(2)	Specimen Certificate for Auction Preferred Shares of Beneficial Interest filed as Exhibit (d)(2) to
Registrant’s Initial Registration Statement on Form N-2 (File No. 333-70725) as to the Registrant’s auction preferred shares of beneficial interest (“Auction Preferred Shares”) filed with the Commission on March 1,
1999 (the “Initial Auction Preferred Shares Registration Statement”) (Accession No. 0000950135-99-
001095) and incorporated herein by reference.

(3)	Form of Specimen Certificate of Series C Auction Preferred Shares filed as Exhibit (5)(d) to Registrant’s
N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and
incorporated herein by reference.

(e) (1)	Dividend Reinvestment Plan with respect to Common Shares filed as Exhibit (2)(e) to Registrant’s Pre-
Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(2)	Amended and Restated Dividend Reinvestment Plan filed as Exhibit (17)(c) to Registrant’s N-14 filed with the Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(f)	Not applicable

(g)	Investment Advisory Agreement dated December 21, 1998, filed as Exhibit (2)(g) to Registrant’s Pre-
Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(h) (1)	Purchase Agreement as to the Registrant’s Auction Preferred Shares filed as Exhibit (h)(1) to Registrant’s
Pre-Effective Amendment No. 1 to the Initial Auction Preferred Shares Registration Statement on Form N-
2/A filed with the Commission on March 1, 1999 (Accession No. 0000950135-99-001095) and
incorporated herein by reference.

(2)	Master Agreement among Underwriters with respect to Common Shares filed as Exhibit (h)(2) to
Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on
Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and
incorporated herein by reference.

3

(3)	Master Selected Dealers Agreement with respect to Common Shares filed as Exhibit (h)(3) to Registrant’s
Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(4)	Form of Underwriting Agreement dated January 26, 1999 with respect to Common Shares filed as Exhibit
(h)(1) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration
Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-
99-000298) and incorporated herein by reference.

(5)	Form of Underwriting Agreement to be filed by Amendment.

(i)	The Securities and Exchange Commission has granted the Registrant an exemptive order that permits the
Registrant to enter into deferred compensation arrangements with its independent Trustees. See in the
Matter of Capital Exchange Fund, Inc., Release No. IC-20671 (November 1, 1994).

(j)(1)	Custodian Agreement dated December 21, 1998 filed as Exhibit (j) to Registrant’s Pre-Effective
Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the
Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(2)	Extension Agreement dated August 31, 2005 to Master Custodian Agreement with State Street Bank and
Trust Company (formerly Investors Bank & Trust Company) filed as Exhibit (j)(2) to the Eaton Vance Tax-
Managed Global Buy-Write Opportunities Fund N-2, Pre-Effective Amendment No. 2 (File Nos. 333-
123961, 811-21745) filed with the Commission on September 26, 2005 (Accession No. 0000950135-05-
005528) and incorporated herein by reference.

(3)	Delegation Agreement dated December 11, 2000 with State Street Bank and Trust Company (formerly
Investors Bank & Trust Company) filed as Exhibit (j)(e) to the Eaton Vance Prime Rate Reserves N-2,
Amendment No. 5 (File Nos. 333-32268, 811-05808) filed April 3, 2001 (Accession No. 0000940394-01-
500126) and incorporated herein by reference.

(k) (1)	Auction Agency Agreement between the Registrant and Bankers Trust Co. with respect to Auction
Preferred Shares filed as Exhibit (k)(1) to Registrant’s Pre-Effective Amendment No. 1 to the Initial
Auction Preferred Shares Registration Statement on Form N-2/A filed with the Commission on March 1,
1999 (Accession No. 0000950135-99-001095) and incorporated herein by reference.

(2)	Broker-Dealer Agreement with respect to Auction Preferred Shares filed as Exhibit (k)(2) to Registrant’s
Pre-Effective Amendment No. 1 to the Initial Auction Preferred Shares Registration Statement on Form N-
2/A filed with the Commission on March 1, 1999 (Accession No. 0000950135-99-001095) and
incorporated herein by reference.

(3)	DTC Representations Letter with respect to Auction Preferred Shares filed as Exhibit (k)(3) to Registrant’s
Pre-Effective Amendment No. 1 to the Initial Auction Preferred Shares Registration Statement on Form N-
2/A filed with the Commission on March 1, 1999 (Accession No. 0000950135-99-001095) and
incorporated herein by reference.

(4)	Transfer Agency and Services Agreement dated December 21, 1998 filed as Exhibit (k)(1) to Registrant’s
Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(5)	Administration Agreement dated December 21, 1998 with respect to Common Shares filed as Exhibit
(k)(2) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration
Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-
99-000298) and incorporated herein by reference.

4

(6)	Form of Shareholder Servicing Agreement dated January 29, 1999 with respect to Common Shares filed as
Exhibit (k)(3) to Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration
Statement on Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-
99-000298) and incorporated herein by reference.

(l)	Opinion and Consent of Kirkpatrick & Lockhart Preston Gates Ellis LLP to be filed by amendment.

(m)	Not applicable.

(n)	Consent of Independent Registered Public Accounting Firm [to be filed by amendment].

(o)	Not applicable.

(p)	Letter Agreement with Eaton Vance Management dated January 21, 1999 filed as Exhibit (p) to
Registrant’s Pre-Effective Amendment No. 1 to the Initial Common Shares Registration Statement on
Form N-2/A filed with the Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and
incorporated herein by reference.

(q)	Not applicable.

(r)	Code of Ethics adopted by Eaton Vance Corp., Eaton Vance Management, Boston Management and
Research, Eaton Vance Distributors, Inc. and the Eaton Vance Funds effective September 1, 2000, as revised October 1, 2008 filed as Exhibit (p)(1) to Post-Effective Amendment No. 70 of Eaton Vance Series
Trust II (File Nos. 02-42722, 811-02258) filed with the SEC on October 27, 2008 (Accession No.
0000940394-08-001324) and incorporated herein by reference.

(s) (1)	Power of Attorney dated December 21, 1998 filed as Exhibit (s)(1) to Registrant’s Pre-Effective
Amendment No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the
Commission on January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(2)	Power of Attorney dated January 5, 1999 filed as Exhibit (s)(2) to Registrant’s Pre-Effective Amendment
No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on
January 26, 1999 (Accession No. 0000950135-99-000298) and incorporated herein by reference.

(3)	Power of Attorney dated January 15, 1999 filed as Exhibit (s)(3) to Registrant’s Pre-Effective Amendment
No. 1 to the Initial Common Shares Registration Statement on Form N-2/A filed with the Commission on
March 1, 1999 (Accession No. 0000950135-99-001095) and incorporated herein by reference.

(4)	Power of Attorney dated November 17, 2008 filed as Exhibit (16)(b) to Registrant’s N-14 filed with the
Commission on December 18, 2008 (Accession No. 0000940394-08-001591) and incorporated herein by reference.

(5)	Power of Attorney dated April 23, 2007 filed herewith.

Item 26. Marketing Arrangements

See Form of Underwriting Agreement to be filed by amendment.

5

Item 27. Other Expenses of Issuance and Distribution

     The following table sets forth the approximate expenses incurred in connection with the offering:

Registration and filing fees	$
Financial Industrial Regulatory Authority fees	$
New York Stock Exchange fees	$
Costs of Printing and Engraving	$
Accounting fees and expenses	$
Legal fees and expenses	$
Total	$

Item 28. Persons Controlled by or under Common Control

     None.

Item 29. Number of Holders of Securities

(1)	(2)
Title of Class	Number of Record Holders
Common Shares of beneficial interest par value $0.01 per share	[ ]
Series A Auction Preferred Shares	[ ]
Series B Auction Preferred Shares	[ ]

Item 30. Indemnification

     The Registrant’s By-Laws contain, and the form of Underwriting Agreement to be filed by amendment is expected to contain, provisions limiting the liability, and providing for indemnification, of the Trustees and officers under certain circumstances. Registrant’s Trustees and officers are insured under a standard investment company errors and omissions insurance policy covering loss incurred by reason of negligent errors and omissions committed in their capacities as such. Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the “Securities Act”), may be permitted to directors, officers and controlling persons of the Registrant pursuant to the provisions described in this Item 30, or otherwise, the Registrant has been advised that in the opinion of the Commission such indemnification is against public policy as expressed in the Securities Act and is therefore unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

Item 31. Business and Other Connections of Investment Adviser

     Reference is made to: (i) the information set forth under the caption “Investment Advisory and Other Services” in the Statement of Additional Information; (ii) the Eaton Vance Corp. 10-K filed under the Securities Exchange Act of 1934 (File No. 1-8100); and (iii) the Form ADV of Eaton Vance Management (File No. 801-15930) filed with the Commission, all of which are incorporated herein by reference.

Item 32. Location of Accounts and Records

     All applicable accounts, books and documents required to be maintained by the Registrant by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are in the possession and custody of the Registrant’s custodian, State Street Bank and Trust Company, 200 Clarendon Street, 16th Floor, Mail Code ADM27, Boston, MA 02116, and its transfer agent, American Stock Transfer & Trust Company, 59 Maiden Lane, Plaza Level, New York, NY 10038, with the exception of certain corporate documents and portfolio trading documents which are in the possession and custody of Eaton Vance Management, The Eaton Vance Building, 255 State Street, Boston, MA 02109. Registrant is informed that all applicable accounts, books and documents required to be maintained by registered investment advisers are in the custody and possession of Eaton Vance Management.

6

Item 33. Management Services

None.

Item 34. Undertakings

     1. The Registrant undertakes to suspend offering of Common Shares until the prospectus is amended if (1) subsequent to the effective date of this Registration Statement, the net asset value declines more than 10 percent from its net asset value as of the effective date of this Registration Statement or (2) the net asset value increases to an amount greater than its net proceeds as stated in the prospectus.

2. Not applicable.

3. Not applicable.

4. The Registrant undertakes to

     (a) file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the Securities Act;

     (2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent posteffective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement;

     (3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement

     (b) that, for the purpose of determining any liability under the Securities Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

     (c) to remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

     (d) that, for the purpose of determining liability under the Securities Act to any purchaser, if the Registrant is subject to Rule 430C: Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the Securities Act as part of a registration statement relating to an offering, other than prospectus filed in reliance on Rule 430A under the Securities Act, shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use;

     (e) that for the purpose of determining liability of the Registrant under the Securities Act to any purchaser in the initial distribution of securities: The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

     (1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the Securities Act;

7

     (2) the portion of any advertisement pursuant to Rule 482 under the Securities Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

     (3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5. The Registrant undertakes that:

     a. for the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of this Registration Statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to 497(h) under the Securities Act shall be deemed to be part of the Registration Statement as of the time it was declared effective; and

     b. for the purpose of determining any liability under the Securities Act, each post- effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be the initial bona fide offering thereof.

     6. The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of an oral or written request, its Statement of Additional Information.

8

NOTICE

     A copy of the Agreement and Declaration of Trust of Eaton Vance Municipal Income Trust is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and that the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually, but are binding only upon the assets and property of the Registrant.

9

SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Boston, and the Commonwealth of Massachusetts, on March 23, 2009.

EATON VANCE MUNICIPAL INCOME TRUST By: /s/ Robert B. MacIntosh Robert B. MacIntosh, President

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on March 23, 2009.

Signature	Title

/s/ Robert B. MacIntosh	President and Principal Executive Officer
Robert B. MacIntosh

/s/ Barbara E. Campbell	Treasurer and Principal Financial and Accounting Officer
Barbara E. Campbell

Benjamin C. Esty*	Trustee
Benjamin C. Esty

Thomas E. Faust Jr.*	Trustee
Thomas E. Faust Jr.

Allen R. Freedman*	Trustee
Allen R. Freedman

William H. Park*	Trustee
William H. Park

Ronald A. Pearlman*	Trustee
Ronald A. Pearlman

Helen Frame Peters*	Trustee
Helen Frame Peters

Heidi L. Steiger*	Trustee
Heidi L. Steiger

Lynn A. Stout*	Trustee
Lynn A. Stout

Ralph F. Verni*	Trustee
Ralph F. Verni

*By: /s/ Maureen A. Gemma
Maureen A. Gemma (As attorney-in-fact)

10

EXHIBIT INDEX

Exhibit No.	Description
(s)(5)	Power of Attorney dated April 23, 2007

11